                                 SCHWABFUNDS(R)

                      SCHWAB EQUITY
                      INDEX FUNDS

                      - SCHWAB S&P 500 FUND

                      - SCHWAB 1000 FUND(R)

                      - SCHWAB SMALL-CAP
                        INDEX FUND(R)

                      - SCHWAB INTERNATIONAL
                        INDEX FUND(R)


                      Annual Report
                      October 31, 1997

[PHOTO]

                                                               October 31, 1997
Dear Shareholder,

With the support of investors like you, SchwabFunds(R) continues to be among the largest and fastest-growing mutual fund families in the nation. Charles Schwab Investment Management, Inc. (CSIM) now manages over $53 billion in assets for nearly 3 million SchwabFunds shareholders and offers 31 funds spanning a spectrum of financial markets and investing styles.

MAINTAINING A LONG-TERM PERSPECTIVE

The recent volatility in both domestic and international markets reminds us that investments can move in both directions, down as well as up, especially in the short term. For this reason, it is extremely important that you develop and stick with a long-term investment plan that is appropriate for your personal goals, time horizon and tolerance for risk. While it's a good idea to periodically review your portfolio, I would encourage you to avoid making changes merely in response to short-term market movements.

If you have any questions about your own investment plan, or need help getting started, contact your local Schwab branch to set up a free consultation with one of our representatives. Additionally, I encourage you to visit our Web site at WWW.SCHWAB.COM/SCHWABFUNDS where you'll find online resources and tools to help you evaluate or develop your investment plan.

INTRODUCING THE SCHWAB BOND INDEX FUNDS

As a strong proponent of indexing as an investment strategy, we've expanded our indexing offering to include bond index funds. SchwabFunds is happy to introduce the Short-Term Bond Market Index Fund and Total Bond Market Index Fund. 1 Each fund is broad-based and diversified and seeks to track indices representing a broad spectrum of the overall bond market. These funds are straightforward choices for your bond holdings and can represent the core component of your bond portfolio. For a free prospectus and brochure containing more information, including fees, risks and expenses, please call us toll-free at 1-800-435-4000. Please be sure to read the prospectus before investing.

Thank you for placing your trust in SchwabFunds. We will continue to explore new strategies to help meet your investment needs and to provide you with timely information on SchwabFunds.



                                                /s/ Charles R. Schwab
                                                Charles R. Schwab


1 Formerly the Schwab Short/Intermediate and Long-Term Government Bond Funds, respectively.

CONTENTS

A Word from SchwabFunds(R)                              2

The Portfolio Management Team                           2

Market Overview                                         3

Schwab S&P 500 Fund                                     9

Schwab 1000 Fund(R)                                    15

Schwab Small-Cap Index Fund(R)                         21

Schwab International Index Fund(R)                     27

Financial Statements and Notes                         34

A WORD FROM SCHWABFUNDS(R)

We are pleased to bring you the annual report for the Schwab Equity Index Funds (the Funds) for the fiscal year ended October 31, 1997. This report includes the following four funds and all classes: Investor Shares, e.Shares(TM), and the recently introduced Select Shares which became available in May 1997:

  Schwab S&P 500 Fund

  Schwab 1000 Fund(R)

  Schwab Small-Cap Index Fund(R)

  Schwab International Index Fund(R)

Due to a change in the Schwab 1000 Fund's fiscal year end from August 31 to October 31, this annual report covers the two-month reporting period from September 1, 1997 through October 31, 1997 for that Fund. The next report for this Fund will be the semi-annual report for the six-month period ended April 30, 1998.

As explained in their respective sections of this report, the Funds all achieved their primary objectives of tracking or matching the price and dividend performances of their benchmark indices during the reporting period. In addition, the Funds also succeeded in maintaining the tax efficiencies and low costs designed to help maximize long-term performance results.

THE PORTFOLIO MANAGEMENT TEAM

STEPHEN B. WARD - Senior Vice President and Chief Investment Officer, has overall responsibility for the management of the Funds' portfolios. Steve joined CSIM as Vice President and Portfolio Manager in April 1991, and was promoted to his current position in August 1993. Prior to joining CSIM, Steve was Vice President and Portfolio Manager at Federated Investors.

GERI HOM - Vice President and Senior Portfolio Manager, has primary responsibility for the day-to-day management of the Funds' portfolios. Geri joined CSIM in March 1995 as Portfolio Manager and was promoted to her current position in December 1996. She currently manages approximately $6.1 billion in assets. Prior to joining CSIM, Geri was a principal for Wells Fargo Nikko Investment Advisors and Vice President and Manager of the Domestic Equity Portfolio Management Group for Wells Fargo Nikko.



The following Market Overview as well as the answers to questions for each fund are provided by the Portfolio Management Team.

MARKET OVERVIEW

                              REAL GDP GROWTH RATE
                   Quarterly Percentage Change In Annual Rate

             Real GDP
Q1 1990         0.041
Q2 1990         0.013
Q3 1990        -0.019
Q4 1990        -0.041
Q1 1991        -0.022
Q2 1991         0.017
Q3 1991         0.01
Q4 1991         0.01
Q1 1992         0.047
Q2 1992         0.025
Q3 1992         0.03
Q4 1992         0.043
Q1 1993        -0.001
Q2 1993         0.019
Q3 1993         0.023
Q4 1993         0.048
Q1 1994         0.025
Q2 1994         0.049
Q3 1994         0.035
Q4 1994         0.03
Q1 1995         0.004
Q2 1995         0.007
Q3 1995         0.038
Q4 1995         0.003
Q1 1996         0.02
Q2 1996         0.047
Q3 1996         0.021
Q4 1996         0.038
Q1 1997         0.049
Q2 1997         0.033
Q3 1997         0.035

Source: Bloomberg L.P.

- The economy, as measured by the growth of real GDP, continues to expand at a healthy rate. The real GDP growth rate was 3.2% for the 1996 calendar year and 3.9% (on an annualized basis) for the first nine months of 1997.

- The strength of the economy and tight labor markets (refer to following graph) continue to lead to speculation regarding potential acceleration in both wage and price inflation and whether more restrictive Federal Reserve policy is imminent. The Federal Reserve has indicated that it is "on alert" for signs of accelerating inflation whether caused by tight labor markets or by consumer spending fueled by a strong stock market.

- At the time of this writing, the economy appears poised for continued growth, extending the current economic expansion that began in 1991.

                             U.S. UNEMPLOYMENT RATE

   Jan-90       0.053
   Feb-90       0.053
   Mar-90       0.052
   Apr-90       0.054
   May-90       0.053
   Jun-90       0.051
   Jul-90       0.054
   Aug-90       0.056
   Sep-90       0.057
   Oct-90       0.058
   Nov-90       0.06
   Dec-90       0.062
   Jan-91       0.063
   Feb-91       0.065
   Mar-91       0.068
   Apr-91       0.066
   May-91       0.068
   Jun-91       0.068
   Jul-91       0.067
   Aug-91       0.068
   Sep-91       0.068
   Oct-91       0.069
   Nov-91       0.069
   Dec-91       0.071
   Jan-92       0.071
   Feb-92       0.073
   Mar-92       0.073
   Apr-92       0.073
   May-92       0.074
   Jun-92       0.077
   Jul-92       0.076
   Aug-92       0.076
   Sep-92       0.075
   Oct-92       0.074
   Nov-92       0.073
   Dec-92       0.073
   Jan-93       0.071
   Feb-93        0.07
   Mar-93        0.07
   Apr-93        0.07
   May-93       0.069
   Jun-93       0.069
   Jul-93       0.068
   Aug-93       0.067
   Sep-93       0.067
   Oct-93       0.067
   Nov-93       0.065
   Dec-93       0.064
   Jan-94       0.067
   Feb-94       0.066
   Mar-94       0.065
   Apr-94       0.064
   May-94        0.06
   Jun-94        0.06
   Jul-94       0.061
   Aug-94       0.061
   Sep-94       0.059
   Oct-94       0.056
   Nov-94       0.056
   Dec-94       0.054
   Jan-95       0.056
   Feb-95       0.054
   Mar-95       0.058
   Apr-95       0.057
   May-95       0.057
   Jun-95       0.056
   Jul-95       0.057
   Aug-95       0.053
   Sep-95       0.056
   Oct-95       0.055
   Nov-95       0.056
   Dec-95       0.056
   Jan-96       0.058
   Feb-96       0.055
   Mar-96       0.056
   Apr-96       0.054
   May-96       0.056
   Jun-96       0.053
   Jul-96       0.054
   Aug-96       0.051
   Sep-96       0.052
   Oct-96       0.052
   Nov-96       0.053
   Dec-96       0.053
   Jan-97       0.054
   Feb-97       0.053
   Mar-97       0.052
   Apr-97       0.049
   May-97       0.048
   Jun-97        0.05
   Jul-97       0.048
   Aug-97       0.049
   Sep-97       0.049
   Oct-97       0.047

Source: Bloomberg L.P.

- Job growth has remained robust and the unemployment rate has reached a new low for this decade. In fact, the October rate of 4.7% represents the lowest rate in 24 years.

- The combination of a tight labor market, as evidenced by low unemployment rates and strong economic growth, typically leads to inflationary pressures on wages and, ultimately, prices. In this environment, productivity growth becomes particularly important. Strong productivity gains, as we experienced in the second and third quarters, allow manufacturers to keep a lid on prices in the face of rising wages, without trimming profit margins.

                             MEASURES OF INFLATION
                             Source: Bloomberg L.P.

MONTHLY CONSUMER PRICE INDEX

   Jan-90       0.052
   Feb-90       0.053
   Mar-90       0.052
   Apr-90       0.047
   May-90       0.044
   Jun-90       0.047
   Jul-90       0.048
   Aug-90       0.056
   Sep-90       0.062
   Oct-90       0.063
   Nov-90       0.063
   Dec-90       0.061
   Jan-91       0.057
   Feb-91       0.053
   Mar-91       0.049
   Apr-91       0.049
   May-91        0.05
   Jun-91       0.047
   Jul-91       0.044
   Aug-91       0.038
   Sep-91       0.034
   Oct-91       0.029
   Nov-91        0.03
   Dec-91       0.031
   Jan-92       0.026
   Feb-92       0.028
   Mar-92       0.032
   Apr-92       0.032
   May-92        0.03
   Jun-92       0.031
   Jul-92       0.032
   Aug-92       0.031
   Sep-92        0.03
   Oct-92       0.032
   Nov-92        0.03
   Dec-92       0.029
   Jan-93       0.033
   Feb-93       0.032
   Mar-93       0.031
   Apr-93       0.032
   May-93       0.032
   Jun-93        0.03
   Jul-93       0.028
   Aug-93       0.028
   Sep-93       0.027
   Oct-93       0.028
   Nov-93       0.027
   Dec-93       0.027
   Jan-94       0.025
   Feb-94       0.025
   Mar-94       0.025
   Apr-94       0.024
   May-94       0.023
   Jun-94       0.025
   Jul-94       0.028
   Aug-94       0.029
   Sep-94        0.03
   Oct-94       0.026
   Nov-94       0.027
   Dec-94       0.027
   Jan-95       0.028
   Feb-95       0.029
   Mar-95       0.029
   Apr-95       0.031
   May-95       0.032
   Jun-95        0.03
   Jul-95       0.028
   Aug-95       0.026
   Sep-95       0.025
   Oct-95       0.028
   Nov-95       0.026
   Dec-95       0.025
   Jan-96       0.027
   Feb-96       0.027
   Mar-96       0.028
   Apr-96       0.029
   May-96       0.029
   Jun-96       0.028
   Jul-96        0.03
   Aug-96       0.029
   Sep-96        0.03
   Oct-96        0.03
   Nov-96       0.033
   Dec-96       0.033
   Jan-97        0.03
   Feb-97        0.03
   Mar-97       0.028
   Apr-97       0.025
   May-97       0.022
   Jun-97       0.023
   Jul-97       0.022
   Aug-97       0.022
   Sep-97       0.022
   Oct-97       0.021

QUARTERLY EMPLOYMENT COST INDEX

Jan-90          0.052
Feb-90          0.053
Mar-90          0.052
Apr-90          0.047
May-90          0.044
Jun-90          0.047
Jul-90          0.048
Aug-90          0.056
Sep-90          0.062
Oct-90          0.063
Nov-90          0.063
Dec-90          0.061
Jan-91          0.057
Feb-91          0.053
Mar-91          0.049
Apr-91          0.049
May-91           0.05
Jun-91          0.047
Jul-91          0.044
Aug-91          0.038
Sep-91          0.034
Oct-91          0.029
Nov-91           0.03
Dec-91          0.031
Jan-92          0.026
Feb-92          0.028
Mar-92          0.032
Apr-92          0.032
May-92           0.03
Jun-92          0.031
Jul-92          0.032
Aug-92          0.031
Sep-92          0.03
Oct-92          0.032
Nov-92           0.03
Dec-92          0.029
Jan-93          0.033
Feb-93          0.032
Mar-93          0.031
Apr-93          0.032
May-93          0.032
Jun-93           0.03
Jul-93          0.028
Aug-93          0.028
Sep-93          0.027
Oct-93          0.028
Nov-93          0.027
Dec-93          0.027
Jan-94          0.025
Feb-94          0.025
Mar-94          0.025
Apr-94          0.024
May-94          0.023
Jun-94          0.025
Jul-94          0.028
Aug-94          0.029
Sep-94           0.03
Oct-94          0.026
Nov-94          0.027
Dec-94          0.027
Jan-95          0.028
Feb-95          0.029
Mar-95          0.029
Apr-95          0.031
May-95          0.032
Jun-95           0.03
Jul-95          0.028
Aug-95          0.026
Sep-95          0.025
Oct-95          0.028
Nov-95          0.026
Dec-95          0.025
Jan-96          0.027
Feb-96          0.027
Mar-96          0.028
Apr-96          0.029
May-96          0.029
Jun-96          0.028
Jul-96           0.03
Aug-96          0.029
Sep-96           0.03
Oct-96           0.03
Nov-96          0.033
Dec-96          0.033
Jan-97           0.03
Feb-97           0.03
Mar-97          0.028
Apr-97          0.025
May-97          0.022
Jun-97          0.023
Jul-97          0.022
Aug-97          0.022
Sep-97          0.022
Oct-97          0.021

- Both the Employment Cost Index and Consumer Price Index (CPI) remained in check throughout the first three quarters of 1997, reflecting continued low levels of inflation.

- For the one-year period ended October 31, 1997, the CPI rose 2.1%, the lowest rate since February 1987. Its core rate (which excludes the more volatile food and energy components) rose 2.3%, the lowest rate since 1965.

- Even though current levels of inflation are very low, the Federal Reserve has indicated its belief that the economy remains in the zone where inflation risks are on the upside and that it is poised to act preemptively by raising interest rates if necessary. The Federal Reserve did take action in March, increasing the Federal Funds Rate by 0.25% to 5.50%.

                            TOTAL RETURN PERFORMANCE
                     Value of a Hypothetical $1 Investment


                                                     LEHMAN
                            SCHWAB      SCHWAB      BROTHERS
               S&P 500(R) SMALL-CAP  INTERNATIONAL GENERAL U.S.
                INDEX      INDEX(R)     INDEX(R)   GOV'T. INDEX
Oct-96          1.00        1.00       1.00          1.00
Nov-96          1.076       1.04       1.046         1.017
Dec-96          1.054       1.059      1.037         1.007
Jan-97          1.12        1.084      1.003         1.008
Feb-97          1.129       1.058      1.019         1.01
Mar-97          1.083       1.006      1.026         0.999
Apr-97          1.147       1.009      1.037         1.013
May-97          1.217       1.132      1.114         1.022
Jun-97          1.271       1.191      1.179         1.033
Jul-97          1.373       1.259      1.21          1.063
Aug-97          1.296       1.288      1.123         1.052
Sep-97          1.367       1.389      1.194         1.068
Oct-97          1.321       1.328      1.097         1.086

TOTAL RETURN ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. The indices are representative returns of specific market sectors during the one-year reporting period and do not reflect the performance of any fund. Indices are unmanaged and, unlike funds, do not reflect the payment of advisory fees and other expenses associated with an investment in a fund. Investors cannot invest in an index directly.

- Despite corrections in March, August, and October, domestic equity investments continued to be the best performing asset class and achieved strong returns for the one-year reporting period. Large-cap domestic stocks, as represented by the S&P 500 Index, achieved a total return of 32.1%, while small-cap stocks, as represented by the Schwab Small-Cap Index, achieved a total return of 32.8%.

- International stocks, as represented by the Schwab International Index, achieved a return of 9.7% for the one-year reporting period, following an Asian-led correction of 9.7% during the month of October.

- U.S. government bonds, as represented by the Lehman Brothers General U.S. Government Index, achieved a lower, albeit less volatile, return of 8.6% for the one-year reporting period.

                         S&P 500(R) PRICE/EARNINGS RATIO


Jan-90           14.37
Feb-90           14.21
Mar-90           14.77
Apr-90           14.82
May-90           15.84
Jun-90           16.66
Jul-90           16.65
Aug-90           15.57
Sep-90            14.9
Oct-90           14.36
Nov-90           14.59
Dec-90           15.19
Jan-91           14.95
Feb-91           16.82
Mar-91           17.48
Apr-91           17.85
May-91           17.92
Jun-91           17.96
Jul-91           18.07
Aug-91           19.72
Sep-91           19.88
Oct-91           19.92
Nov-91           21.02
Dec-91           21.85
Jan-92           23.35
Feb-92           23.83
Mar-92           25.45
Apr-92           25.51
May-92           25.71
Jun-92           25.08
Jul-92           25.61
Aug-92            25.5
Sep-92           24.37
Oct-92           23.94
Nov-92           24.08
Dec-92           24.01
Jan-93            24.2
Feb-93           24.25
Mar-93           24.22
Apr-93            23.2
May-93           23.21
Jun-93           22.58
Jul-93           22.52
Aug-93           23.02
Sep-93           23.74
Oct-93           23.97
Nov-93           22.55
Dec-93           23.55
Jan-94           22.98
Feb-94           21.17
Mar-94           20.34
Apr-94            20.1
May-94           20.16
Jun-94           19.76
Jul-94           18.64
Aug-94            18.9
Sep-94           18.26
Oct-94           17.55
Nov-94           16.58
Dec-94           16.98
Jan-95           16.23
Feb-95            16.2
Mar-95            16.5
Apr-95           16.02
May-95           16.43
Jun-95           16.82
Jul-95           16.55
Aug-95           16.18
Sep-95           16.86
Oct-95           16.18
Nov-95           17.14
Dec-95           17.41
Jan-96           18.11
Feb-96           18.56
Mar-96           18.94
Apr-96           19.16
May-96           19.48
Jun-96            19.3
Jul-96           18.31
Aug-96           18.62
Sep-96           19.75
Oct-96            19.6
Nov-96           21.05
Dec-96            20.7
Jan-97           20.55
Feb-97           20.98
Mar-97           19.87
Apr-97           20.24
May-97           21.43
Jun-97           22.45
Jul-97           23.92
Aug-97           22.64
Sep-97              24
Oct-97           22.84

Source: Bloomberg L.P.

The price/earnings ratio, also known as a multiple, is the price of a stock divided by its earnings per share and generally indicates how much investors are willing to pay for a company's earning potential.

- The price/earnings ratio for the S&P 500 was 22.8 at the close of the reporting period, well above its 30-year average of 14.7.

- Based on other traditional measures such as the price-to-book value ratio or dividend yield, the U.S. stock market valuation, as measured by the S&P 500, reached historical highs during the reporting period.

- Although low inflation and interest rates and strong flows into mutual funds have helped the U.S. equity markets reach these levels, Federal Reserve Chairman Greenspan has warned that current stock market values make sense only if the outlook for corporate earnings growth remains positive, an assumption that, as always, will be widely debated by market participants.

                         MSCI-EAFE(R) COUNTRY US$ RETURN
                    (for the one-year period ended 10/31/97)


Finland                             0.4835
Singapore                          -0.3048
Japan                              -0.2418
Hong Kong                          -0.1688
Australia                          -0.0664
New Zealand                        -0.0309
Austria                              0.051
Belgium                             0.1224
France                              0.1339
Ireland                             1.1764
Germany                             0.2023
Italy                               0.2381
Sweden                              0.2666
Switzerland                         0.2938
United Kingdom                      0.3038
Netherlands                           0.33
Denmark                             0.3427
Norway                              0.3433
Spain                               0.3907
Malaysia                           -0.5688

Source: Datastream

- Returns for the reporting period were generally strong for European countries, with the highest returns in Finland, Spain, Norway, and Denmark. Asian country returns were generally negative for the period, with the weakest returns in Malaysia, Singapore, Japan, and Hong Kong.

- The total return expressed in U.S. dollars for the MSCI-EAFE Index for the one-year reporting period was 4.6%. For the same period, the total return expressed in local currencies was 12.0%, reflecting the relative strength of the U.S. dollar versus most foreign currencies.

SCHWAB S&P 500 FUND

Schwab S&P 500 Fund (the Fund) invests primarily in common stocks of the S&P 500(R) Index (S&P 500 Index), a widely recognized, unmanaged index of 500 large-company common stocks selected by Standard & Poor's. As of October 31, 1997, the aggregate market capitalization of the S&P 500 Index represented approximately 73% of the total value of the U.S. stock market. Common stocks of the 50 largest companies of the S&P 500 Index accounted for approximately 50% of the index. 1

TOP 10 HOLDINGS AS A PERCENTAGE
OF FUND INVESTMENTS 2

  INVESTMENT                                  %
  General Electric Co.                      2.9

  Microsoft Corp.                           2.1

  Exxon Corp.                               2.1

  Coca-Cola Co.                             1.9

  Intel Corp.                               1.7

  Royal Dutch Petroleum Co.                 1.5

  Merck & Co., Inc.                         1.5

  Philip Morris Companies, Inc.             1.3

  International Business Machines Corp.     1.3

  Pfizer, Inc.                              1.3

  TOTAL                                    17.6%

                          PORTFOLIO BY ECONOMIC SECTOR 2

                                  [PIE CHART]
                          Source: Wilshire Associates

  Capital Goods                             5.0%
  Consumer Durables                         2.4%
  Consumer Non-Durables                    31.5%
  Energy                                    9.7%
  Finance                                  16.5%
  Materials & Services                      7.4%
  Technology                               16.8%
  Transportation                            1.4%
  Utilities                                 9.3%

1 Source: Wilshire Associates. The U.S. stock market is represented by the Wilshire 5000 Index.

2 Both the top 10 holdings and the economic sector percentages may not be indicative of current or future investments. A complete listing of the Fund's investments as of 10/31/97 can be found in the Schedule of Investments later in this report.

TAX-SMART INVESTMENT STRATEGY

Schwab S&P 500 Fund seeks to maximize its after-tax performance by keeping capital gain distributions to a minimum. This strategy is designed to help investors keep more of what their money earns. The following chart illustrates the effects of this strategy on the one-year performance of the Schwab S&P 500 Fund -- Investor Shares.

ONE-YEAR AVERAGE ANNUAL TOTAL RETURNS AS OF 10/31/97

                          Before      After     % Lost
                            Tax       Tax 3    to Taxes
--------------------------------------------------------
Schwab S&P 500 Fund --
Investor Shares 4           31.29%    30.88%    0.41%

Average Large-Cap Fund 5    26.22%    23.39%    2.83%
--------------------------------------------------------


3 After-tax returns assume the maximum federal income tax rate of 39.6% on dividends and 28% on capital gain distributions. Tax rates vary and may be higher or lower than those shown.

4 The Investment Manager and Schwab waived a portion of their fees during the reporting period and have guaranteed that maximum total operating expenses will not exceed 0.35% for the Investor Shares through at least 2/29/2000. Without fee waivers and guarantees, the Investor Shares' total returns would have been lower.

5 Source: Morningstar, Inc. Large-Cap Fund Category contains 1,172 funds with one-year track records as of 10/31/97. These funds may or may not follow a tax-efficiency strategy similar to that followed by the Schwab S&P 500 Fund.


FUND PERFORMANCE

The graphs on the following pages compare the growth of hypothetical $10,000 investments in the Investor Shares and e.Shares and a $50,000 investment in the Select Shares of the Fund, made at their respective inceptions, with similar investments in the S&P 500(R) Index.

Also shown is the difference between the total returns of the S&P 500 Index and the Schwab S&P 500 Fund, which is often referred to as the "tracking differential." The tracking differential arises due to several factors. For example, the Fund, unlike the Index, incurs trading costs when it buys or sells securities and also has operating expenses. The Fund also may hold non-Index securities that can produce either higher or lower returns than their Index counterparts. Furthermore, unlike the Index, the Fund holds a portion of its assets in cash.

THIS INFORMATION IS HISTORICAL AND DOES NOT REPRESENT FUTURE RESULTS. TOTAL RETURNS ASSUME REINVESTMENT OF ALL DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS. PRINCIPAL VALUE AND INVESTMENT RETURNS WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Indices are unmanaged and do not reflect advisory fees and other expenses associated with an investment in the Fund. Investors cannot invest in an index directly.

            COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL $10,000
              INVESTMENT IN SCHWAB S&P 500 FUND -- INVESTOR SHARES,
         SCHWAB S&P 500 FUND -- E.SHARES[TM], AND THE S&P 500[R] INDEX

              Schwab S&P 500 Fund--    Schwab S&P 500 Fund--
                 Investor Shares             e.Shares              S&P 500 Index
Date                 $14,284                 $14,318                  $14,406
May  1, 96           10000                    10000                    10000
May 31, 96           10250                    10250                    10257
Jun 30, 96           10290                    10290                    10296
Jul 31, 96            9840                     9840                     9841
Aug 31, 96           10040                    10050                    10049
Sep 30, 96           10600                    10600                    10613
Oct 31, 96           10880                    10890                    10906
Nov 30, 96           11690                    11710                    11731
Dec 31, 96           11462                    11473                    11498
Jan 31, 97           12157                    12179                    12216
Feb 28, 97           12248                    12270                    12312
Mar 31, 97           11744                    11766                    11808
Apr 30, 97           12430                    12452                    12511
May 31, 97           13186                    13209                    13272
Jun 30, 97           13760                    13794                    13867
Jul 31, 97           14849                    14873                    14969
Aug 31, 97           14012                    14036                    14131
Sep 30, 97           14778                    14803                    14904
Oct 31, 97           14284                    14318                    14406


AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDED 10/31/97

                                  1 Yr.            Since Inception (5/1/96)

SCHWAB S&P 500 FUND 6
  Investor Shares                31.29%                  26.75%
  e.Shares                       31.48%                  26.95%

S&P 500 INDEX                    32.10%                  27.47%

INDEX TRACKING DIFFERENTIAL
  Investor Shares                 0.81%                   0.72%
  e.Shares                        0.62%                   0.52%

AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDED 9/30/97

                                  1 Yr.            Since Inception (5/1/96)

SCHWAB S&P 500 FUND 6
  Investor Shares                39.42%                  31.68%
  e.Shares                       39.65%                  31.83%




6 The Investment Manager and Schwab waived a portion of their fees during the reporting period and have guaranteed through at least 2/29/2000 that total operating expenses will not exceed 0.35% and 0.28% respectively, for the Investor Shares and the e.Shares. Without fee waivers and guarantees, as of 10/31/97, the average annual one-year and since inception total returns would have been 30.96% and 26.43% for the Investor Shares and 31.04% and 26.55% for the e.Shares. As of 9/30/97, the average annual one-year and since inception total returns would have been 39.03% and 31.33% for the Investor Shares and 39.22% and 31.47% for the e.Shares.

                COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL
           $50,000 INVESTMENT IN SCHWAB S&P 500 FUND -- SELECT SHARES*
                            AND THE S&P 500 INDEX[R]


                   Schwab S&P 500 Fund--
                       Select Shares              S&P 500 Index
                          $55,215                    $55,281
May 20, 97                50000                      50000
May 31, 97                50935                      50930
Jun 30, 97                53190                      53212
Jul 31, 97                57395                      57442
Aug 31, 97                54165                      54225
Sep 30, 97                57120                      57191
Oct 31, 97                55215                      55281



CUMULATIVE TOTAL RETURN FOR THE
PERIOD ENDED 10/31/97

                                                  Since Inception (5/19/97)

SCHWAB S&P 500 FUND 7
  Select Shares                                             10.43%

S&P 500 INDEX                                               10.56%

INDEX TRACKING DIFFERENTIAL                                  0.13%

CUMULATIVE TOTAL RETURN FOR THE
PERIOD ENDED 9/30/97

                                                  Since Inception (5/19/97)

SCHWAB S&P 500 FUND 7
  Select Shares                                             14.24%




*  Required minimum initial investment in the Select Shares is $50,000.

7 The Investment Manager and Schwab waived a portion of their fees during the reporting period and have guaranteed through at least 2/29/2000 that total operating expenses will not exceed 0.19% for the Select Shares. Without fee waivers and guarantees, as of 10/31/97 and as of 9/30/97, the since inception total returns would have been 10.35% and 14.16%, respectively.

QUESTIONS TO THE PORTFOLIO MANAGEMENT TEAM
SCHWAB S&P 500 FUND

Q.  HOW DID THE FUND PERFORM DURING THE REPORTING PERIOD?

A. As shown in the Market Overview section, both large-cap and small-cap domestic stock returns were impressive. The Schwab S&P 500 Fund -- Investor Shares and e.Shares(TM) achieved respective total returns of 31.29% and 31.48% for the one-year period ended October 31, 1997. For the period since inception (5/19/97) through October 31, 1997, the Select Shares achieved a total return of 10.43%.

Q. WHAT STRATEGIES DOES THE FUND USE TO HELP INVESTORS ACHIEVE HIGHER AFTER-TAX RETURNS?

A. Taxes can erode the returns investors earn from mutual funds. That's why it is important to consider the effects of taxes on fund performance.

As shown in the Tax-Smart Investment Strategy section on page 10, the Schwab S&P 500 Fund has been more "tax efficient" than the average large-cap fund. Index funds can be tax efficient because they are designed to have lower portfolio turnover rates, and hence, lower realization of capital gains than most actively-managed funds. Furthermore, when the Fund's Investment Manager does trade stocks, an attempt is made to offset capital gains with capital losses to minimize the potential for capital gain distributions to shareholders.


Q. HOW IS THE S&P 500(R) INDEX CONSTRUCTED? WERE THERE ANY CHANGES TO THE INDEX DURING THE REPORTING PERIOD?

A. The stocks comprising the S&P 500 Index are selected by the Standard & Poor's Index Committee. Stocks in the Index are chosen based on market size, liquidity, and industry group representation, with the overall objective that the Index be representative of the U.S. economy. Stocks in the Index must be traded on the NYSE, AMEX, or NASDAQ. Too numerous to list here, there were 30 substitutions to securities in the Index during the reporting period, including the addition of The Charles Schwab Corporation in May.

Q. HOW HAS THE RECENT MARKET VOLATILITY AFFECTED THE PERFORMANCES OF THE S&P 500 INDEX AND THE SCHWAB S&P 500 FUND? WHAT IMPACT SHOULD THIS HAVE ON MY INVESTMENT ALLOCATION TO THE FUND?

A. Although both domestic and international markets experienced significant volatility during, and especially towards the end of the reporting period, it is important to maintain a long-term perspective. Although the S&P 500 Index experienced a correction in excess of 10% during the month of October, the Index still realized a total return of 32.10% for the one-year period ended October 31, 1997. In fact, market declines of this magnitude are not particularly unusual, and have occurred on average about once every three years. 8 These corrections, however, may not be so apparent when viewed over a longer period, which tends to smooth out the impacts of short-term volatility. As evidenced by the index tracking differential noted in the Fund Performance section on pages 11 and 12, the Fund's performance closely followed that of the S&P 500 Index. Bear in mind that investors cannot invest in an index directly and that fees and expenses are not deducted from an index.

We think the most meaningful way for investors to evaluate their exposure to market risk is not on an individual fund basis, but in regard to the risk of their overall investment portfolio. One of the greatest risks of a bear market is the risk of selling at the bottom of a market downturn. It is for this reason that your asset allocation strategy and total portfolio exposure should be set at an appropriate level for you -- one that allows you to "ride out" market downturns over the long term. Index funds offer a way to achieve long-term exposure to the equity markets, but each individual investor has a different tolerance for risk and should have a portfolio with a risk profile that reflects that tolerance level.


8 Source: Mark W. Riepe and Derek A. Sasveld, "Equity Investments," in Scott L. Lummer and Mark W. Riepe (ed.) Pension Investment Handbook 1998 Supplement, New
York: Panel Publishing, 1998.

SCHWAB 1000 FUND(R)

Schwab 1000 Fund (the Fund) invests primarily in common stocks of the Schwab 1000 Index(R), an index created to represent the performance of publicly traded common stocks of the 1,000 largest U.S. companies (excluding investment companies). As of October 31, 1997, the aggregate market capitalization of the Schwab 1000 Index represented approximately 88% of the total value of the U.S. stock market. 9


TOP 10 HOLDINGS AS A PERCENTAGE OF FUND INVESTMENTS 10

INVESTMENT                                    %

General Electric Co.                        2.6

Microsoft Corp.                             1.9

Exxon Corp.                                 1.9

Coca-Cola Co.                               1.7

Intel Corp.                                 1.5

Merck & Co., Inc.                           1.3

International Business Machines Corp.       1.2

Philip Morris Companies, Inc.               1.2

Procter & Gamble Co.                        1.1

Pfizer, Inc.                                1.1

TOTAL                                      15.5%




                         PORTFOLIO BY ECONOMIC SECTOR 10

                                  [PIE CHART]
                          Source: Wilshire Associates

Technology                    17.3%
Materials & Services           8.4%
Finance                       18.7%
Energy                         7.8%
Consumer Non-Durables         29.8%
Consumer Durables              2.4%
Capital Goods                  4.6%
Utilities                      9.8%
Transportation                 1.4%


9 Source: Wilshire Associates. The U.S. stock market is represented by the Wilshire 5000 Index.

10 Both the top 10 holdings and the economic sector percentages may not be representative of current or future investments. A complete listing of the Fund's investments as of 10/31/97 is included in the Schedule of Investments later in this report.

TAX-SMART INVESTMENT STRATEGY

The Schwab 1000 Fund(R) seeks to maximize its after-tax performance by keeping capital gain distributions to a minimum. This strategy is designed to help investors keep more of what their money earns. The following chart illustrates the effects of this strategy on the five-year performance of the Schwab 1000 Fund -- Investor Shares.

FIVE-YEAR AVERAGE ANNUAL TOTAL RETURNS AS OF 10/31/97


                               Before      After       % Lost
                                Tax        Tax 11     to Taxes

Schwab 1000 Fund --
Investor Shares 12              18.97%      18.22%       0.75%

Average Large-Cap Fund 13       17.12%      14.73%       2.39%



FUND PERFORMANCE


The graphs on the following pages compare the growth of a hypothetical $10,000 investment in the Investor Shares and a $50,000 investment in the Select Shares of the Fund, made at their respective inceptions, with similar investments in the Schwab 1000 Index(R) and in the S&P 500(R) Index.

Also shown is the difference between the total returns of the Schwab 1000 Index and the Schwab 1000 Fund, which is often referred to as the "tracking differential." The tracking differential arises due to several factors. For example, the Fund, unlike the Index, incurs trading costs when it buys or sells securities and also has operating expenses. The Fund also may hold non-Index securities that can produce either higher or lower returns than their Index counterparts. Furthermore, unlike the Index, the Fund holds a portion of its assets in cash.

THIS INFORMATION IS HISTORICAL AND DOES NOT REPRESENT FUTURE RESULTS. TOTAL RETURNS ASSUME REINVESTMENT OF ALL DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS. PRINCIPAL VALUE AND INVESTMENT RETURNS WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Indices are unmanaged and do not reflect advisory fees and other expenses associated with an investment in the Fund. Investors cannot invest in an index directly.



11 After-tax returns assume the maximum federal income tax rate of 39.6% on dividends and 28% on capital gain distributions. Tax rates vary and may be higher or lower than those shown.

12 The Investment Manager and Schwab waived a portion of their fees during the reporting period and have guaranteed that maximum total operating expenses will not exceed 0.46% for the Investor Shares through at least 2/29/2000. Without fee waivers and guarantees, the Investor Shares' total returns would have been lower.

13 Source: Morningstar, Inc. Large-Cap Fund Category contains 468 funds with five-year track records as of 10/31/97. These funds may or may not follow a tax-efficiency strategy similar to that followed by the Schwab 1000 Fund.

                COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL
         $10,000 INVESTMENT IN SCHWAB 1000 FUND(R) -- INVESTOR SHARES,
                 SCHWAB 1000 INDEX(R), AND THE S&P 500(R) INDEX

                                    [GRAPH]

DATE              SCHWAB 1000            SCHWAB 1000           S&P 500
            FUND - INVESTOR SHARES          INDEX               INDEX
                   $27,992                 $28,756             $28,624
                 -------------           -----------           -------
Apr 2, 91          10,000                  10,000              10,000
Apr 30, 91          9,910                   9,898               9,908
May 31, 91         10,320                  10,311              10,335
Jun 30, 91          9,850                   9,840               9,861
Jul 31, 91         10,320                  10,310              10,321
Aug 31, 91         10,600                  10,591              10,566
Sep 30, 91         10,460                  10,455              10,389
Oct 31, 91         10,630                  10,625              10,528
Nov 30, 91         10,240                  10,225              10,104
Dec 31, 91         11,425                  11,412              11,260
Jan 31, 92         11,283                  11,272              11,050
Feb 29, 92         11,425                  11,415              11,193
Mar 31, 92         11,171                  11,163              10,975
Apr 30, 92         11,404                  11,392              11,298
May 31, 92         11,404                  11,457              11,353
Jun 30, 92         11,465                  11,257              11,184
Jul 31, 92         11,726                  11,728              11,641
Aug 31, 92         11,480                  11,486              11,403
Sep 30, 92         11,623                  11,646              11,537
Oct 31, 92         11,746                  11,763              11,577
Nov 30, 92         12,208                  12,233              11,971
Dec 31, 92         12,398                  12,428              12,119
Jan 31, 93         12,502                  12,539              12,220
Feb 28, 93         12,595                  12,632              12,387
Mar 31, 93         12,896                  12,948              12,648
Apr 30, 93         12,533                  12,583              12,342
May 31, 93         12,896                  12,957              12,673
Jun 30, 93         12,958                  13,024              12,710
Jul 31, 93         12,905                  12,989              12,659
Aug 31, 93         13,397                  13,492              13,139
Sep 30, 93         13,355                  13,454              13,038
Oct 31, 93         13,544                  13,654              13,308
Nov 30, 93         13,355                  13,462              13,181
Dec 31, 93         13,592                  13,700              13,341
Jan 31, 94         14,005                  14,136              13,794
Feb 28, 94         13,645                  13,781              13,420
Mar 31, 94         13,042                  13,169              12,837
Apr 30, 94         13,190                  13,326              13,001
May 31, 94         13,349                  13,488              13,213
Jun 30, 94         12,988                  13,127              12,889
Jul 31, 94         13,405                  13,558              13,312
Aug 31, 94         13,971                  14,147              13,856
Sep 30, 94         13,651                  13,825              13,518
Oct 31, 94         13,918                  14,095              13,821
Nov 30, 94         13,416                  13,590              13,318
Dec 31, 94         13,577                  13,767              13,514
Jan 31, 95         13,923                  14,121              13,864
Feb 28, 95         14,474                  14,700              14,404
Mar 31, 95         14,852                  15,094              14,829
Apr 30, 95         15,219                  15,476              15,264
May 31, 95         15,770                  16,048              15,874
Jun 30, 95         16,191                  16,490              16,242
Jul 31, 95         16,807                  17,111              16,779
Aug 31, 95         16,936                  17,245              16,821
Sep 30, 95         17,606                  17,949              17,531
Oct 31, 95         17,520                  17,859              17,468
Nov 30, 95         18,276                  18,646              18,233
Dec 31, 95         18,547                  18,924              18,585
Jan 31, 96         19,095                  19,499              19,217
Feb 29, 96         19,379                  19,789              19,396
Mar 31, 96         19,554                  19,980              19,582
Apr 30, 96         19,883                  20,321              19,870
May 31, 96         20,354                  20,812              20,380
Jun 30, 96         20,299                  20,779              20,458
Jul 31, 96         19,335                  19,794              19,554
Aug 31, 96         19,861                  20,327              19,966
Sep 30, 96         20,967                  21,465              21,088
Oct 31, 96         21,394                  21,899              21,670
Nov 30, 96         22,938                  23,485              23,308
Dec 31, 96         22,549                  23,103              22,847
Jan 31, 97         23,846                  24,442              24,272
Feb 28, 97         23,935                  24,528              24,464
Mar 31, 97         22,870                  23,457              23,461
Apr 30, 97         24,101                  24,696              24,859
May 31, 97         25,631                  26,291              26,371
Jun 30, 97         26,695                  27,402              27,552
Jul 31, 97         28,857                  29,615              29,743
Aug 31, 97         27,471                  28,216              28,077
Sep 30, 97         28,946                  29,732              29,613
Oct 31, 97         27,992                  28,756              28,624

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED 10/31/97

                                   1 Yr.    5 Yr.  Since Inception (4/2/91)

SCHWAB 1000 FUND 14
  Investor Shares                 30.84%    18.97%    16.91%

SCHWAB 1000 INDEX                 31.31%    19.58%    17.39%

INDEX TRACKING DIFFERENTIAL        0.47%     0.61%     0.48%

S&P 500 INDEX                     32.10%    19.85%    17.31%


AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED 9/30/97

                                  1 Yr.     5 Yr.  Since Inception (4/2/91)

SCHWAB 1000 FUND 14
  Investor Shares                 38.05%    20.02%    17.75%




14 The Investment Manager and Schwab waived a portion of their fees during the reporting period and have guaranteed through at least 2/29/2000 that total operating expenses will not exceed 0.46% for the Investor Shares. Without fee waivers and guarantees, as of 10/31/97, the average annual one-year, five-year, and since inception total returns would have been: 30.77%, 18.91%, and 16.75%, respectively, for Investor Shares. As of 9/30/97, the average annual one-year, five-year, and since inception total returns would have been: 37.98%, 19.96%, and 17.59%, respectively.

                COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL
          $50,000 INVESTMENT IN SCHWAB 1000 FUND(R) -- SELECT SHARES*,
                 SCHWAB 1000 INDEX(R), AND THE S&P 500(R) INDEX


                                    [GRAPH]


              Schwab 1000 Fund--   Schwab 1000 Index     S&P 500 Index
Date         Select Share $55,785       $55,851             $55,281
May 19, 97         50000                50000                 50000
May 30, 97         51040                51064                 50930
Jun 30, 97         53180                53222                 53212
Jul 31, 97         57490                57518                 57442
Aug 31, 97         54750                54801                 54225
Sep 30, 97         57685                57746                 57191
Oct 31, 97         55785                55851                 55281

CUMULATIVE TOTAL RETURN FOR THE PERIOD ENDED 10/31/97


                                                       Since Inception (5/19/97)

SCHWAB 1000 FUND 15
  Select Shares                                               11.57%

SCHWAB 1000 INDEX                                             11.70%

INDEX TRACKING DIFFERENTIAL                                    0.13%

S&P 500 INDEX                                                 10.56%

CUMULATIVE TOTAL RETURN FOR THE PERIOD ENDED 9/30/97

                                                       Since Inception (5/19/97)

SCHWAB 1000 FUND 15
  Select Shares                                               15.37%



*  Required minimum initial investment in the Select Shares is $50,000.

15 The Investment Manager and Schwab waived a portion of their fees during the reporting period and have guaranteed through at least 2/29/2000 that total operating expenses will not exceed 0.35% for Select Shares. Without fee waivers and guarantees, as of 10/31/97 and as of 9/30/97, the cumulative since inception total returns for the Select Shares would have been 11.53% and 15.28%, respectively.

QUESTIONS TO THE PORTFOLIO MANAGEMENT TEAM
SCHWAB 1000 FUND(R)

Due to the change in the Fund's fiscal year end from August 31 to October 31, the Financial Statements and Notes (found later in this report) cover the two-month period since the last annual report (dated August 31, 1997). The Questions to the Portfolio Management Team address the one-year period ended October 31, 1997.

Q.  HOW DID THE FUND PERFORM DURING THE REPORTING PERIOD?

A. As shown in the Market Overview section, both large-cap and small-cap domestic stock returns were impressive. The Schwab 1000 Fund -- Investor Shares achieved a total return of 30.84% for the one-year period ended October 31, 1997. For the period since inception (5/19/97) through October 31, 1997, the Select Shares achieved a total return of 11.57%.

Q. HOW DID THE PERFORMANCE OF THE SCHWAB 1000 INDEX(R) COMPARE TO THAT OF THE S&P 500(R) INDEX DURING THE REPORTING PERIOD?

A. The total return for the one-year period was 31.31% for the Schwab 1000 Index versus 32.10% for the S&P 500(R) Index. The reason for the minor difference was that large-cap stocks outperformed mid-cap stocks, which comprise a portion of the Schwab 1000 Index. On a fund inception-to-date basis, the average annual total returns of the two indices remain very close -- 17.39% for the Schwab 1000 Index versus 17.31% for the S&P 500 Index.

Since the two indices are constructed differently, performance variance is a normal and anticipated occurrence. The S&P 500 Index includes 500 large-capitalization stocks as determined by the Standard & Poor's Index Committee and are chosen for market size, liquidity, and industry group representation. The Schwab 1000 Index is a much broader representation of the U.S. stock market, composed of the common stocks of the 1,000 largest operating U.S. corporations (excluding investment companies), and is based on market capitalization.

Q. WHAT STRATEGIES DOES THE SCHWAB 1000 FUND EMPLOY TO HELP INVESTORS ACHIEVE HIGHER AFTER-TAX RETURNS?

A. Taxes can erode the returns investors earn from mutual funds. That's why it is important to consider the effects of taxes on fund performance.

As shown in the Tax Smart Investment Strategy Section on page 16, the Schwab 1000 Fund has been more "tax efficient" than the average large-cap fund. In fact, the Schwab 1000 Fund was one of the first, and is currently the largest, fund designed to be tax efficient. 16 Since its inception in 1991, the Fund has not paid a capital gain distribution. Although no assurance can be provided that this record will be maintained in the future, it is indicative of the Fund's tax-efficient management strategy.



16 Source: Strategic Insight Flow Watch, August 1997.

Index funds can be tax efficient because they are designed to have lower portfolio turnover rates, and hence, lower realization of capital gains than most actively-managed funds. The Schwab 1000 Index(R) is reconstituted only once a year, which also has the effect of keeping the Fund's portfolio turnover low. Furthermore, when the Fund's Investment Manager does trade stocks, an attempt is made to offset capital gains with capital losses to minimize the potential for capital gain distributions to shareholders.

Unlike many index funds, the Schwab 1000 Fund(R) may, and often does, continue to hold positions in certain appreciated stocks that are not currently in the Schwab 1000 Index.

Q. HOW HAS THE RECENT MARKET VOLATILITY AFFECTED THE PERFORMANCES OF THE SCHWAB 1000 INDEX AND THE SCHWAB 1000 FUND? WHAT IMPACT MIGHT THIS HAVE ON MY INVESTMENT ALLOCATION TO THE FUND?

A. Although both domestic and international markets experienced significant volatility during, and especially towards the end of the reporting period, it is important to maintain a long-term perspective. Even with corrections in excess of 10% during the month of October 1997, the S&P 500 Index and the Schwab 1000 Index still produced total returns over 30% for the one-year period ended October 31, 1997. In fact, market declines of at least 10% are not particularly unusual and occur on average about once every three years. 17 These corrections, however, may not be so apparent over a longer period, which tends to smooth out the impacts of short-term volatility. As evidenced by the index tracking differential noted in the Fund Performance section on pages 17 and 18, the Fund's performance closely followed that of the Schwab 1000 Index. Bear in mind that investors cannot invest in an index directly and that fees and expenses are not deducted from an index.

We think the most meaningful way for investors to evaluate their exposure to domestic as well as international market risk is not on an individual fund basis, but in regard to the risk of their overall investment portfolio. One of the greatest risks of a bear market is the risk of selling at the bottom of a market downturn. It is for this reason that your asset allocation strategy and total portfolio exposure should be set at an appropriate level for you -- one that allows you to "ride out" market downturns over the long term. Index funds offer a way to achieve long-term exposure to the equity markets, but each individual investor has a different tolerance for risk and should have a portfolio with a risk profile that reflects that tolerance level.


17 Source: Mark W. Riepe and Derek A. Sasveld, "Equity Investments," in Scott L. Lummer and Mark W. Riepe (ed.) Pension Investment Handbook 1998 Supplement, New
York: Panel Publishing, 1998.

SCHWAB SMALL-CAP INDEX FUND(R)

Schwab Small-Cap Index Fund (the Fund) invests primarily in common stocks of the Schwab Small-Cap Index(R) (the Index), an index created to represent the performance of common stocks of the second 1,000 largest U.S. corporations ranked by market capitalization. As of October 31, 1997, the aggregate market capitalization of stocks included in the Index represented approximately 7% of the total market value of all publicly traded U.S. companies, as represented by the Wilshire 5000 Index. 18

TOP 10 HOLDINGS AS A PERCENTAGE
OF FUND INVESTMENTS 19

  INVESTMENT                     %

  Dell Computer Corp.          0.4

  USA Waste Services, Inc.     0.4

  Compuware Corp.              0.4

  Associated Banc Corp.        0.4

  Immunex Corp.                0.3

  Healthsouth Corp.            0.3

  Quantum Corp.                0.3

  Chancellor Media Corp.       0.3

  CNF Transportation, Inc.     0.3

  Caliber Systems, Inc.        0.3

  TOTAL                       3.4%


                        PORTFOLIO BY ECONOMIC SECTOR 19

                                  [PIE CHART]

Capital Goods                           5.6%

Consumer Durables                       4.1%

Consumer Non-Durables                  20.5%

Energy                                  7.1%

Finance                                18.8%

Materials & Services                   20.8%

Technology                             14.7%

Transportation                          3.5%

Utilities                               4.9%

Source: Wilshire Associates

18 Source: Wilshire Associates. The U.S. stock market is represented by the Wilshire 5000 Index.

19 Both the top 10 holdings and the economic sector percentages may not be indicative of current or future investments. A complete list of the Fund's investments as of 10/31/97 can be found in the Schedule of Investments later in this report.

TAX-SMART INVESTMENT STRATEGY

The Schwab Small-Cap Index Fund(R) seeks to maximize its after-tax performance by keeping capital gain distributions to a minimum. This strategy is designed to help investors keep more of what their money earns. The following chart illustrates the effects of this strategy on the three-year performance of the Schwab Small-Cap Index Fund -- Investor Shares.

THREE-YEAR AVERAGE ANNUAL TOTAL RETURNS AS OF 10/31/97

                                            Before       After         % Lost
                                             Tax         Tax 20       to Taxes
------------------------------------------------------------------------------
Schwab Small-Cap Index Fund --
Investor Shares 21                          21.45%       21.19%         0.26%
------------------------------------------------------------------------------
Average Small-Cap Fund 22                   21.83%       19.34%         2.49%
------------------------------------------------------------------------------


FUND PERFORMANCE

The graphs on the following pages compare the growth of a hypothetical $10,000 investment in the Investor Shares and a $50,000 investment in the Select Shares of the Fund, made at their respective inceptions, with similar investments in the Schwab Small-Cap Index(R), Russell 2000 Index (Russell 2000 Index), and the S&P Small-Cap 600(R) Index (S&P 600 Index).

Also shown is the difference between the total returns of the Schwab Small-Cap Index and the Schwab Small-Cap Index Fund, which is often referred to as the "tracking differential." The tracking differential arises due to several factors. For example, the Fund, unlike the Index, incurs trading costs when it buys or sells securities and also has operating expenses. The Fund also may hold non-Index securities that can produce either higher or lower returns than their Index counterparts. Furthermore, unlike the Index, the Fund holds a portion of its assets in cash.

THIS INFORMATION IS HISTORICAL AND DOES NOT REPRESENT FUTURE RESULTS. TOTAL RETURNS ASSUME REINVESTMENT OF ALL DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS. PRINCIPAL VALUE AND INVESTMENT RETURNS WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Indices are unmanaged and do not reflect advisory fees and other expenses associated with an investment in the Fund. Investors cannot invest in an index directly.

20 After-tax returns assume the maximum federal income tax rate of 39.6% on dividends and 28% on capital gain distributions. Tax rates vary and may be higher or lower than those shown.

21 The Investment Manager and Schwab waived a portion of their fees during the reporting period and have guaranteed that maximum total operating expenses will not exceed 0.49% for the Investor Shares through at least 2/29/2000. Without fee waivers and guarantees, the Investor Shares' total returns would have been lower.

22 Source: Morningstar, Inc. Small-Cap Fund Category contains 339 funds with three-year track records as of 10/31/97. These funds may or may not follow a tax-efficiency strategy similar to that followed by the Schwab Small-Cap Index Fund.

            COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL $10,000
        INVESTMENT IN SCHWAB SMALL-CAP INDEX FUND(R) - INVESTOR SHARES,
      SCHWAB SMALL-CAP INDEX(R), S&P 600(R) INDEX, AND RUSSELL 2000 INDEX

               Schwab
               Small-Cap           Schwab
               Index Fund -        Small-Cap           Russell 2000        S&P 600
Date           Investor Shares     Index               Index               Index
               $18,026             $18,816             $18,123             $19,051
Dec 3, 93      10000               10000               10000               10000
Dec 31, 93     10154               10234               10186               10232
Jan 31, 94     10394               10469               10505               10473
Feb 28, 94     10334               10430               10467               10443
Mar 31, 94      9783                9871                9915                9693
Apr 30, 94      9753                9847                9974                9839
May 31, 94      9613                9692                9861                9644
Jun 30, 94      9333                9419                9529                9286
Jul 31, 94      9493                9614                9685                9401
Aug 31, 94     10134               10249               10225               10042
Sep 30, 94     10094               10191               10190                9990
Oct 31, 94     10064               10149               10149                9890
Nov 30, 94      9663                9767                9739                9513
Dec 31, 94      9841               10000               10000                9744
Jan 31, 95      9730                9838                9874                9606
Feb 28, 95     10082               10229               10285               10002
Mar 31, 95     10334               10442               10461               10204
Apr 30, 95     10566               10671               10693               10432
May 31, 95     10717               10809               10877               10595
Jun 30, 95     11211               11356               11441               11176
Jul 31, 95     11866               12021               12100               12031
Aug 31, 95     12077               12270               12351               12292
Sep 30, 95     12309               12510               12572               12606
Oct 31, 95     11785               11910               12010               11984
Nov 30, 95     12329               12114               12514               12458
Dec 31, 95     12562               12782               12845               12663
Jan 31, 96     12491               12749               12831               12691
Feb 29, 96     12967               13261               13231               13106
Mar 31, 96     13170               13492               13505               13387
Apr 30, 96     13899               14206               14227               14156
May 31, 96     14384               14692               14788               14659
Jun 30, 96     13848               14222               14180               14084
Jul 31, 96     12643               13075               12942               13115
Aug 31, 96     13413               13904               13694               13925
Sep 30, 96     14010               14416               14230               14536
Oct 31, 96     13757               14169               14010               14435
Nov 30, 96     14344               14733               14588               15185
Dec 31, 96     14508               15007               14970               15363
Jan 31, 97     14895               15361               15269               15619
Feb 28, 97     14376               14986               14900               15295
Mar 31, 97     13654               14257               14196               14510
Apr 30, 97     13756               14299               14236               14689
May 31, 97     15383               16045               15821               16414
Jun 30, 97     16125               16880               16499               17139
Jul 31, 97     17213               17842               17267               18218
Aug 31, 97     17538               18243               17662               18677
Sep 30, 97     18850               19675               18955               19911
Oct 31, 97     18026               18816               18123               19051


AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED 10/31/97

                                             1 Yr.         Since Inception (12/3/93)
-----------------------------------------------------------------------------------
SCHWAB SMALL-CAP INDEX FUND 23
  Investor Shares                           31.03%                 16.23%
-----------------------------------------------------------------------------------
SCHWAB SMALL-CAP INDEX                      32.80%                 17.51%
-----------------------------------------------------------------------------------
INDEX TRACKING DIFFERENTIAL                  1.77%                  1.28%
-----------------------------------------------------------------------------------
RUSSELL 2000 INDEX                          29.34%                 16.39%
-----------------------------------------------------------------------------------
S&P 600 INDEX                               31.97%                 17.88%
-----------------------------------------------------------------------------------



AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED 9/30/97

                                             1 Yr.         Since Inception (12/3/93)
-----------------------------------------------------------------------------------
SCHWAB SMALL-CAP INDEX  FUND 23
  Investor Shares                           34.54%                 17.98%
-----------------------------------------------------------------------------------

23 The Investment Manager and Schwab waived a portion of their fees during the reporting period and have guaranteed through at least 2/29/2000 that total operating expenses will not exceed 0.49% for Investor Shares. Without fee waivers and guarantees, as of 10/31/97, the average annual one-year and since inception total returns would have been 30.20% and 15.69%, respectively. As of 9/30/97, the average annual one-year and since inception total returns would have been 34.06% and 17.52%, respectively.

            COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL $50,000
        INVESTMENT IN SCHWAB SMALL-CAP INDEX FUND (R) - SELECT SHARES*,
       SCHWAB SMALL-CAP INDEX(R), S&P 600(R) INDEX, AND RUSSELL 2000 INDEX



                         Schwab
                        Small-Cap         Schwab
                      Index Fund -      Small-Cap    Russell 2000    S&P 600
                      Select Shares       Index         Index         Index
           Date          $61,205          $61,244      $59,521       $60,401
--------------------------------------------------------------------------------
        May 19, 97        50000            50000        50000         50000
--------------------------------------------------------------------------------
        May 31, 97        52170            52226        51960         52040
--------------------------------------------------------------------------------
        Jun 30, 97        54690            54942        54189         54340
--------------------------------------------------------------------------------
        Jul 31, 97        58415            58075        56709         57758
--------------------------------------------------------------------------------
        Aug 31, 97        59485            59380        58008         59214
--------------------------------------------------------------------------------
        Sep 30, 97        63965            64039        62254         63128
--------------------------------------------------------------------------------
        Oct 31, 97        61205            61244        59521         60401
--------------------------------------------------------------------------------


CUMULATIVE TOTAL RETURNS FOR THE PERIOD ENDED 10/31/97

                                               Since Inception (5/19/97)
-----------------------------------------------------------------------
SCHWAB SMALL-CAP INDEX FUND 24
  Select Shares                                         22.41%
-----------------------------------------------------------------------
SCHWAB SMALL-CAP INDEX                                  22.49%
-----------------------------------------------------------------------
INDEX TRACKING DIFFERENTIAL                              0.08%
-----------------------------------------------------------------------
RUSSELL 2000 INDEX                                      19.04%
-----------------------------------------------------------------------
S&P 600 INDEX                                           20.80%
-----------------------------------------------------------------------

CUMULATIVE TOTAL RETURN FOR THE PERIOD ENDED 9/30/97



                                               Since Inception (5/19/97)
-----------------------------------------------------------------------
SCHWAB SMALL-CAP INDEX FUND 24
  Select Shares                                         27.93%
-----------------------------------------------------------------------


*Required minimum initial investment in the Select Shares is $50,000.

24 The Investment Manager and Schwab waived a portion of their fees during the reporting period and have guaranteed through at least 2/29/2000 that total operating expenses will not exceed 0.38% for Select Shares. Without fee waivers and guarantees, as of 10/31/97 and as of 9/30/97, the since inception total returns would have been 22.06% and 27.61%, respectively.

QUESTIONS TO THE PORTFOLIO MANAGEMENT TEAM
SCHWAB SMALL-CAP INDEX FUND(R)

Q.  HOW DID THE FUND PERFORM DURING THE REPORTING PERIOD?

A. As shown in the Market Overview section, both large-cap and small-cap domestic stock returns were impressive. The Schwab Small-Cap Index Fund -- Investor Shares achieved a total return of 31.03% for the one-year period ended October 31, 1997. For the period since inception (5/19/97) through October 31, 1997, the Select Shares achieved a total return of 22.41%.

Q. HOW DID THE PERFORMANCE OF THE SCHWAB SMALL-CAP INDEX(R) COMPARE TO THAT OF THE S&P 600(R) SMALL-CAP INDEX (S&P 600 INDEX) DURING THE REPORTING PERIOD? HOW DO THESE TWO INDICES COMPARE TO THE RUSSELL 2000 INDEX?

A. As shown on the graph in the Fund Performance section, although the S&P 600 Index slightly outperformed the Schwab Small-Cap Index on an inception to date basis, their performances remain within a close range. For the one-year reporting period, the total return of the Schwab Small-Cap Index was 32.80%, slightly outperforming the 31.97% return of the S&P 600 Index. Because the composition of the two indices is different, it is normal to observe periodic discrepancies in their performance. The Schwab Small-Cap Index represents stocks of the second-largest 1,000 U.S. corporations (excluding investment companies) based on market capitalization while the S&P 600 contains 600 domestic stocks selected by Standard & Poor's Corporation. There also are differences in index characteristics, such as industry concentration.

You may have noticed the addition of the Russell 2000 Index to the historical performance graph. This index will eventually replace the S&P 600 Index as a basis for comparing the Fund's return to that of a well-recognized small-cap index. Our primary reason for implementing this change is that the composition and construction of the Russell 2000 Index are much more consistent with those of the Schwab Small-Cap Index.

As of October 31, 1997, the total market capitalization of the Schwab Small-Cap Index was $680 billion which is fairly similar to the level of the Russell 2000's $863 billion but is significantly greater than that of the S&P 600
Index -- $354 billion. Additionally, both the Schwab Small-Cap Index and the Russell 2000 Index are capitalization weighted (stocks are chosen strictly based on market capitalization), are rebalanced annually, do not add stocks during the year, and do not contain any foreign stocks. This will be the last report that includes the S&P 600 Index as a benchmark for the Schwab Small-Cap Index Fund.

Q. WHAT STRATEGIES DOES THE FUND USE TO HELP INVESTORS ACHIEVE HIGHER AFTER-TAX RETURNS?

A. Taxes can erode the returns investors earn from mutual funds. That's why it is important to consider the effects of taxes on fund performance.

As shown in the Tax-Smart Investment Strategy section on page 22, the Schwab Small-Cap Index Fund has been more "tax efficient" than the average small-cap fund. Since its inception in 1993, the Fund has not paid a capital gain distribution to shareholders. Although no assurance can be provided that this record will be maintained in the future, it is indicative of the Fund's tax-efficient management strategy.

Index funds can be tax efficient because they are designed to have lower portfolio turnover rates, and hence, lower realization of capital gains than most actively-managed funds. The Schwab Small-Cap Index(R) is reconstituted only once a year, which also has the effect of keeping the Fund's portfolio turnover low. Furthermore, when the Fund's Investment Manager does trade stocks, an attempt is made to offset capital gains with capital losses to minimize the potential for capital gain distributions to shareholders.

Q. HOW HAS THE RECENT MARKET VOLATILITY AFFECTED THE PERFORMANCES OF THE SCHWAB SMALL-CAP INDEX AND THE SCHWAB SMALL CAP INDEX FUND(R)? WHAT IMPACT SHOULD THIS HAVE ON MY INVESTMENT ALLOCATION TO THE FUND?

A. Although both domestic and international markets experienced significant volatility during, and especially towards the end of the reporting period, it is important to maintain a long-term perspective. Even with corrections in excess of 10% during the month of October 1997, the S&P 500 Index and the Schwab Small-Cap Index still produced respective total returns of 32.10% and 32.80% for the one-year period ended October 31, 1997. In fact, market declines of at least 10% are not particularly unusual and have occurred on average about once every three years. 25 These corrections, however, may not be so apparent over a longer period, which tends to smooth out the impacts of short-term volatility. As evidenced by the index tracking differential noted in the Fund Performance section on pages 23 and 24, the Fund's performance closely followed that of the Schwab Small-Cap Index. Bear in mind that investors cannot invest in an index directly and that fees and expenses are not deducted from an index.

We think the most meaningful way for investors to evaluate their exposure to domestic as well as international market risk is not on an individual fund basis, but in regard to the risk of their overall investment portfolio. One of the greatest risks of a bear market is the risk of selling at the bottom of a market downturn. It is for this reason that your asset allocation strategy and total portfolio exposure should be set at an appropriate level for you -- one that allows you to "ride out" market downturns over the longterm. Index funds offer a way to achieve long-term exposure to the equity markets, but each individual investor has a different tolerance for risk and should have a portfolio with a risk profile that reflects that tolerance level.

25  Source: Mark W. Riepe and Derek A. Sasveld, "Equity Investments," in Scott
L. Lummer and Mark W. Riepe (ed.), Pension Investment Handbook 1998 Supplement, New York: Panel Publishing, 1998.

SCHWAB INTERNATIONAL INDEX FUND(R)

Schwab International Index Fund (the Fund) invests primarily in common stocks of the Schwab International Index(R) (the Index), an index created to represent the performance of common stocks and other equity securities issued by large, publicly traded companies from countries around the world with major developed securities markets, excluding the United States. As of October 31, 1997, the aggregate market capitalization of stocks included in the Index represented approximately 48% of the total market value of all publicly traded non-U.S. companies. 26

TOP 10 HOLDINGS AS A PERCENTAGE
OF FUND INVESTMENTS 27

  INVESTMENT                                     %
  Royal Dutch Petroleum Co.                   2.1
  Nippon Telegraph & Telephone Corp.          2.0
  Toyota Motor Corp                           1.9
  Novartis AG                                 1.9
  British Petroleum Co.                       1.6
  Glaxo Wellcome PLC                          1.5
  Lloyds TSB Group PLC                        1.4
  Shell Transport & Trading Co.               1.3
  Roche Group Holdings AG                     1.2
  Bank of Tokyo-Mitsubishi, Ltd.              1.1
  TOTAL                                      16.0%


                         EQUITY HOLDINGS BY COUNTRY 27

Canada                                  3.9%

Belgium                                 0.9%

Netherlands                             6.9%

Germany                                 8.9%

Denmark                                 0.7%

Sweden                                  2.7%

Japan                                  27.0%

United Kingdom                         23.2%

Spain                                   2.3%

France                                  6.6%

Switzerland                             8.1%

Italy                                   3.1%

Singapore                               0.7%

Australia                               1.9%

Hong Kong                               3.1%

26 Source: Wilshire Associates.

27 Both the top 10 holdings and the percentages invested by country may not be indicative of current or future investments. A complete listing of the Fund's investments as of 10/31/97 is included in the Schedule of Investments found later in this report.

TAX-SMART INVESTMENT STRATEGY

The Schwab International Index Fund(R) seeks to maximize its after-tax performance by keeping capital gain distributions to a minimum. This strategy is designed to help investors keep more of what their money earns. The following chart illustrates the effects of this strategy on the three-year performance of the Schwab International Index Fund -- Investor Shares.

THREE-YEAR AVERAGE ANNUAL TOTAL RETURNS AS OF 10/31/97

                                       Before            After              % Lost
                                        Tax             Tax 28             to Taxes
-----------------------------------------------------------------------------------
Schwab International Index Fund --
Investor Shares 29                      8.19%            7.68%               0.51%
-----------------------------------------------------------------------------------
Average Foreign
Fund 30                                 5.92%            4.81%               1.11%
-----------------------------------------------------------------------------------

Fund Performance

The graphs on the following pages compare the growth of a hypothetical $10,000 investment in the Investor Shares and a $50,000 investment in the Select Shares of the Fund, made at their respective inceptions, with similar investments in the Schwab International Index(R) and in the Morgan Stanley Capital International Europe, Australasia, Far East(R) Index (MSCI-EAFE).

Also shown is the difference between the total returns of the Schwab International Index and the Schwab International Index Fund, which is often referred to as the "tracking differential." The tracking differential arises due to several factors. For example, the Fund, unlike the Index, incurs trading costs when it buys or sells securities and also has operating expenses. The Fund also may hold non-Index securities that can produce either higher or lower returns than their Index counterparts. Furthermore, unlike the Index, the Fund holds a portion of its assets in cash.

THIS INFORMATION IS HISTORICAL AND DOES NOT REPRESENT FUTURE RESULTS. TOTAL RETURNS ASSUME REINVESTMENT OF ALL DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS. PRINCIPAL VALUE AND INVESTMENT RETURNS WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Indices are unmanaged and do not reflect advisory fees and other expenses associated with an investment in the Fund. Investors cannot invest in an index directly.

28 After-tax returns assume the maximum federal income tax rate of 39.6% on dividends and 28% on capital gain distributions. Tax rates vary and may be higher or lower than those shown.

29 The Investment Manager and Schwab waived a portion of their fees during the reporting period and have guaranteed that maximum total operating expenses will not exceed 0.58% for the Investor Shares through at least 2/29/2000. Without fee waivers and guarantees, the Investor Shares' total returns would have been lower.

30 Source: Morningstar, Inc. Foreign Fund category contains 246 funds with three-year track records as of 10/31/97. These funds may or may not follow a tax-efficiency strategy similar to that followed by the Schwab International Index Fund.

            COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL $10,000
      INVESTMENT IN SCHWAB INTERNATIONAL INDEX FUND(R) - INVESTOR SHARES,
             SCHWAB INTERNATIONAL INDEX(R), AND MSCI-EAFE(R) INDEX

------------------------------------------------------------------------------
Date            Schwab International
                    Index Fund -           Schwab International      MSCI-EAFE
                   Investor Shares                 Index               Index
                       $13,869                    $14,110             $12,741
------------------------------------------------------------------------------
 Sep 9, 93              10000                      10000               10000
------------------------------------------------------------------------------
Sep 30, 93               9770                       9786                9749
------------------------------------------------------------------------------
Oct 31, 93              10150                      10167               10049
------------------------------------------------------------------------------
Nov 30, 93               9420                       9454                9171
------------------------------------------------------------------------------
Dec 31, 93              10096                      10137                9833
------------------------------------------------------------------------------
Jan 31, 94              10769                      10823               10664
------------------------------------------------------------------------------
Feb 28, 94              10558                      10623               10634
------------------------------------------------------------------------------
Mar 31, 94              10156                      10172               10176
------------------------------------------------------------------------------
Apr 30, 94              10458                      10544               10607
------------------------------------------------------------------------------
May 31, 94              10407                      10448               10547
------------------------------------------------------------------------------
Jun 30, 94              10488                      10508               10695
------------------------------------------------------------------------------
Jul 31, 94              10649                      10692               10798
------------------------------------------------------------------------------
Aug 31, 94              10941                      10999               11054
------------------------------------------------------------------------------
Sep 30, 94              10559                      10621               10706
------------------------------------------------------------------------------
Oct 31, 94              10950                      11026               11062
------------------------------------------------------------------------------
Nov 30, 94              10428                      10478               10530
------------------------------------------------------------------------------
Dec 31, 94              10484                      10564               10597
------------------------------------------------------------------------------
Jan 31, 95              10108                      10254               10190
------------------------------------------------------------------------------
Feb 28, 95              10189                      10282               10160
------------------------------------------------------------------------------
Mar 31, 95              10759                      10964               10794
------------------------------------------------------------------------------
Apr 30, 95              11145                      11346               11200
------------------------------------------------------------------------------
May 31, 95              11176                      11303               11067
------------------------------------------------------------------------------
Jun 29, 95              11064                      11168               10873
------------------------------------------------------------------------------
Jul 31, 95              11623                      11826               11551
------------------------------------------------------------------------------
Aug 31, 95              11237                      11384               11111
------------------------------------------------------------------------------
Sep 30, 95              11470                      11661               11327
------------------------------------------------------------------------------
Oct 30, 95              11318                      11461               11023
------------------------------------------------------------------------------
Nov 30, 95              11562                      11782               11329
------------------------------------------------------------------------------
Dec 31, 95              11975                      12238               11786
------------------------------------------------------------------------------
Jan 31, 96              12006                      12277               11834
------------------------------------------------------------------------------
Feb 29, 96              12026                      12300               11874
------------------------------------------------------------------------------
Mar 31, 96              12232                      12529               12126
------------------------------------------------------------------------------
Apr 30, 96              12530                      12826               12479
------------------------------------------------------------------------------
May 31, 96              12396                      12674               12249
------------------------------------------------------------------------------
Jun 30, 96              12489                      12761               12318
------------------------------------------------------------------------------
Jul 31, 96              12139                      12430               11958
------------------------------------------------------------------------------
Aug 31, 96              12253                      12538               11985
------------------------------------------------------------------------------
Sep 30, 96              12592                      12907               12303
------------------------------------------------------------------------------
Oct 31, 96              12571                      12863               12178
------------------------------------------------------------------------------
Nov 30, 96              13136                      13460               12663
------------------------------------------------------------------------------
Dec 31, 96              13067                      13341               12499
------------------------------------------------------------------------------
Jan 31, 97              12640                      12898               12062
------------------------------------------------------------------------------
Feb 28, 97              12827                      13114               12260
------------------------------------------------------------------------------
Mar 31, 97              12932                      13202               12304
------------------------------------------------------------------------------
Apr 30, 97              13025                      13344               12369
------------------------------------------------------------------------------
May 31, 97              13984                      14324               13174
------------------------------------------------------------------------------
Jun 30, 97              14766                      15160               13900
------------------------------------------------------------------------------
Jul 31, 97              15214                      15570               14125
------------------------------------------------------------------------------
Aug 31, 97              14109                      14447               13070
------------------------------------------------------------------------------
Sep 30, 97              15078                      15354               13802
------------------------------------------------------------------------------
Oct 31, 97              13869                      14110               12741
------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED 10/31/97

                                             1 Yr.     Since Inception (9/9/93)
------------------------------------------------------------------------------
SCHWAB INTERNATIONAL INDEX FUND 31
  Investor Shares                           10.33%              8.20%
------------------------------------------------------------------------------
SCHWAB INTERNATIONAL INDEX                   9.69%              8.65%
------------------------------------------------------------------------------
INDEX TRACKING DIFFERENTIAL                 -0.64%              0.45%
------------------------------------------------------------------------------
MSCI-EAFE INDEX                              4.63%              6.01%
------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED 9/30/97


                                             1 Yr.     Since Inception (9/9/93)
------------------------------------------------------------------------------
SCHWAB INTERNATIONAL INDEX FUND 31
  Investor Shares                           19.75%              10.63%
------------------------------------------------------------------------------

31 The Investment Manager and Schwab waived a portion of their fees during the reporting period and have guaranteed through at least 2/29/2000 that the total operating expenses will not exceed 0.58% for Investor Shares. Without fee waivers and guarantees, as of 10/31/97, the average annual one-year and since inception total returns would have been 9.76% and 7.68%, respectively. As of 9/30/97, the average annual one-year and since inception total returns would have been 19.14% and 10.10%, respectively.

            COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL $50,000
      INVESTMENT IN SCHWAB INTERNATIONAL INDEX FUND (R) - SELECT SHARES*,
             SCHWAB INTERNATIONAL INDEX(R), AND MSCI-EAFE(R) INDEX



                       SCHWAB INTERNATIONAL          SCHWAB        MSCI-EAFE
                           INDEX FUND--           INTERNATIONAL      INDEX
                       SELECT SHARES $49,005      INDEX $48,550     $47,627
                       ---------------------      -------------    ---------
May 20, 97                   50,000                  50,000         50,000
May 30, 97                   49,375                  49,283         49,248
Jun 30, 97                   52,170                  52,161         51,961
Jul 31, 97                   53,755                  53,571         52,803
Aug 31, 97                   49,815                  49,706         48,859
Sep 30, 97                   53,240                  52,827         51,595
Oct 31, 97                   49,005                  48,550         47,627

CUMULATIVE TOTAL RETURNS FOR THE PERIOD ENDED 10/31/97

                                           Since Inception (5/19/97)
-------------------------------------------------------------------
SCHWAB INTERNATIONAL INDEX FUND 32
  Select Shares                                    -1.99%
-------------------------------------------------------------------
SCHWAB INTERNATIONAL INDEX                         -2.90%
-------------------------------------------------------------------
INDEX TRACKING DIFFERENTIAL                        -0.91%
-------------------------------------------------------------------
MSCI-EAFE INDEX                                    -4.75%
-------------------------------------------------------------------


CUMULATIVE TOTAL RETURN FOR THE PERIOD ENDED 9/30/97

                                          Since Inception (5/19/97)
------------------------------------------------------------------
SCHWAB INTERNATIONAL INDEX FUND 32
  Select Shares                                    6.48%
------------------------------------------------------------------


*Required minimum initial investment in the Select Shares is $50,000.

32 The Investment Manager and Schwab waived a portion of their fees during the reporting period and have guaranteed through at least 2/29/2000 that the total operating expenses will not exceed 0.47% for the Select Shares. Without fee waivers and guarantees, as of 10/31/97 and as of 9/30/97, the cumulative since inception total returns would have been -2.67% and 5.80%, respectively.

QUESTIONS TO THE
PORTFOLIO MANAGEMENT TEAM
SCHWAB SMALL-CAP INDEX FUND(R)

Q. HOW DID INTERNATIONAL EQUITIES PERFORM DURING THE REPORTING PERIOD? WHAT IMPACT DID FLUCTUATIONS IN CURRENCY EXCHANGE RATES HAVE ON THE PERFORMANCE OF INTERNATIONAL EQUITIES?

A. As shown in the Market Overview section, international stock returns, although positive, were significantly less than those of both large-cap and small-cap domestic stocks. As shown on the table in the Fund Performance section, the Schwab International Index Fund(R) -- Investor Shares achieved a total return of 10.33% for the one-year period ended October 31, 1997. For the period since inception (5/19/97), the Select Shares achieved a total return of -1.99%.

You may have noted that the one-year total return for Investor shares of the Fund actually exceeded that of the Index. Although certainly positive, this is an unusual occurrence which we do not anticipate on a regular basis. As explained in the Fund Performance section discussion on index tracking differential, the Fund, unlike the Index, holds a small portion of its assets in cash to pay expenses and meet Fund redemptions, and can either help or hurt the Fund's performance relative to the Index. During the reporting period, the Fund had larger cash holdings on certain days when international equities fell in value, positively impacting Fund performance relative to that of the Index, which has no such cash holdings. The Fund's average annual total return for the Investor Shares on an inception-to-date basis lags the Index by 0.45% -- a much more typical relationship and more in line with our long-term expectations for the Fund's performance.

When expressed in local currency terms, international equity returns were quite strong, especially for European countries, with Finland, Spain, Norway, and Denmark producing the best returns for the reporting period. Returns from Asian countries, however, were generally negative for the period, with the weakest returns in Malaysia, Singapore, Japan, and Hong Kong. The following chart illustrates the impact of fluctuations in exchange rates on the Schwab International Index(R) during the reporting period. Despite strong gains expressed in local currency terms, gains in the value of the U.S. dollar relative to local currencies diminished returns of U.S. dollar-denominated investments.

                           SCHWAB INTERNATIONAL INDEX
                           TOTAL RETURN EXPRESSED IN
                        U.S. DOLLARS AND LOCAL CURRENCY


                           IN LOCAL CURRENCY          IN U.S. DOLLARS
                           -----------------          ---------------
Oct 31, 96                     10,000                    10,000
Nov 30, 96                     10,463                    10,464
Dec 31, 96                     10,429                    10,372
Jan 31, 97                     10,602                    10,027
Feb 28, 97                     10,854                    10,195
Mar 31, 97                     10,935                    10,263
Apr 30, 97                     11,308                    10,374
May 31, 97                     11,741                    11,135
Jun 30, 97                     12,414                    11,785
Jul 31, 97                     13,167                    12,104
Aug 31, 97                     12,232                    11,231
Sep 30, 97                     12,929                    11,936
Oct 31, 97                     11,658                    10,969

                      _____ IN LOCAL CURRENCY       ----- IN U.S. DOLLARS

Q. HOW DID THE PERFORMANCE OF THE SCHWAB INTERNATIONAL INDEX(R) COMPARE TO THAT OF THE MSCI-EAFE(R) INDEX DURING THE ONE-YEAR REPORTING PERIOD?

A. As shown in the Fund Performance section, the Schwab International Index total return of 9.69% was significantly greater than the 4.63% total return of the MSCI-EAFE Index for the period. For the period since the Fund's inception (9/9/93), the average annual return of the Schwab International Index continues to outperform the MSCI-EAFE Index -- 8.65% versus 6.01%, respectively. The two indices, however, are constructed differently, which partly accounts for the discrepancy in their respective returns.

The MSCI-EAFE Index includes more than 900 stocks and measures the performance of stocks in Europe, Australia, and the Far East, with the objective of representing 60% of the market capitalization of each included nation's market. The Schwab International Index, on the other hand, is made up of the stocks of the 350 largest publicly traded companies (excluding investment companies), ranked by market capitalization, in the 15 countries with developed securities markets covered by the Index. The primary reasons for the significant performance differential were that the Schwab International Index has a larger capitalization bias and excludes certain EAFE countries which had relatively poor performances during the reporting period.

Q. WHAT STRATEGIES DOES THE FUND USE TO HELP INVESTORS ACHIEVE HIGHER AFTER-TAX RETURNS?

A. Taxes can erode the returns investors earn from mutual funds. That's why it is important to understand the effects of taxes on fund performance.

As shown in the Tax-Smart Investment Strategy section on page 28, the Schwab International Index Fund has been more "tax efficient" than the average foreign fund. In fact, since its inception in 1993, the Fund has made only one realized capital gain distribution ($0.02 per share). Although no assurance can be provided that this record will be maintained in the future, it is indicative of the Fund's tax-efficient management strategy. Index funds can be tax efficient because they are designed to have lower portfolio turnover, and hence, lower realization of capital gains than most actively-managed funds. The Schwab International Index is reconstituted only once a year, which also has the effect of keeping the Fund's portfolio turnover low. Unlike many index funds, the Schwab International Index Fund may, and often does, continue to hold positions in certain appreciated stocks that are not currently in the Index. Furthermore, when the Fund's manager does trade stocks, an attempt is made to offset capital gains with capital losses to minimize the potential for capital gain distributions to shareholders.

Q. HOW HAS THE RECENT MARKET VOLATILITY AND THE ACTIVITY IN ASIAN MARKETS AFFECTED THE PERFORMANCES OF THE SCHWAB INTERNATIONAL INDEX AND THE SCHWAB INTERNATIONAL INDEX FUND? WHAT IMPACT SHOULD THIS HAVE ON MY INVESTMENT ALLOCATION TO THE FUND?

A. Although both domestic and international markets experienced significant volatility during, and especially towards the end of the reporting period, it is important to maintain a long-term perspective. Both the S&P 500 Index and the Schwab International Index had corrections of 10.8% during the month of October 1997, yet still produced respective total returns of 32.10% and

9.69% for the one-year period ended October 31, 1997. In fact, market declines of at least 10% are not particularly unusual and may occur on average about once every three years. 33 These corrections, however, may not be so apparent over a longer period, which tends to smooth out the impacts of short-term volatility. As evidenced by the index tracking differential noted in the Fund Performance section on pages 29 and 30, the Fund's performance closely followed that of the Schwab International Index. Bear in mind that investors cannot invest in an index directly and that fees and expenses are not deducted from an index.

We think the most meaningful way for investors to evaluate their exposure to domestic as well as international market risk is not on an individual fund basis, but in regard to the risk of their overall investment portfolio. One of the greatest risks of a bear market is the risk of selling at the bottom of a market downturn. It is for this reason that your asset allocation strategy and total portfolio exposure should be set at an appropriate level for you -- one that allows you to "ride out" market downturns over the long term. Index funds offer a way to achieve long-term exposure to the equity markets, but each individual investor has a different tolerance for risk and should have a portfolio with a risk profile that reflects that tolerance level.

33 Source: Mark W. Riepe and Derek A. Sasveld, "Equity Investments," in Scott L. Lummer and Mark W. Riepe (ed.), Pension Investment Handbook 1998 Supplement, New
York: Panel Publishing, 1998.

SCHWAB S&P 500 FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
October 31, 1997

                             Number           Value
                            of Shares         (000s)
                           -----------      ----------
COMMON STOCK--97.1%
AEROSPACE/DEFENSE--1.6%
BF Goodrich Co.                 16,100      $      717
Boeing Co.                     214,962          10,291
General Dynamics Corp.          13,400           1,088
Lockheed Martin Corp.           40,100           3,812
Northrop Grumman Corp.          14,900           1,628
Raytheon Co.                    50,300           2,729
Textron, Inc.                   34,900           2,018
United Technologies Corp.       47,800           3,346
                                            ----------
                                                25,629
                                            ----------
AIR TRANSPORTATION--0.4 %
AMR Corp.+                      19,100           2,224
Delta Airlines, Inc.            15,800           1,592
Southwest Airlines Co.          33,900           1,106
US Airways Group, Inc.+         18,200             853
                                            ----------
                                                 5,775
                                            ----------
ALCOHOLIC BEVERAGES--0.5%
Adolph Coors Co. Class B        12,800             452
Anheuser-Busch Companies,
  Inc.                         107,600           4,297
Brown-Forman Corp. Class
  B                             12,700             625
Seagram Co., Ltd.               75,200           2,533
                                            ----------
                                                 7,907
                                            ----------
APPAREL--0.4%
Fruit of the Loom, Inc.
  Class A+                      20,000             521
Liz Claiborne, Inc.             18,200             923
NIKE, Inc. Class B              64,500           3,030
Reebok International
  Ltd.+                         13,600             502
Russell Corp.                   12,000             353
Springs Industries, Inc.         2,900             134
Stride Rite Corp.                4,100              48
V.F. Corp.                      15,200           1,359
                                            ----------
                                                 6,870
                                            ----------
AUTOMOTIVE PRODUCTS--0.2 %
Autoliv, Inc.                    4,296             169
Cooper Tire & Rubber Co.        14,200             301
Goodyear Tire & Rubber
  Co.                           32,200           2,017
Meritor Automotive, Inc.+       12,966             289
                                            ----------
                                                 2,776
                                            ----------
BANKS--8.1%
Banc One Corp.                 124,400           6,484
Bank of New York Co.,
  Inc.                          79,300           3,732
BankAmerica Corp.              147,800          10,568
BankBoston Corp.                30,500           2,472

                             Number           Value
                            of Shares         (000s)
                           -----------      ----------
Bankers Trust New York
  Corp.                         20,500      $    2,419
Barnett Banks, Inc.             44,500           3,071
Chase Manhattan Corp.           89,200          10,291
Citicorp                        97,700          12,217
Comerica, Inc.                  22,900           1,811
CoreStates Financial
  Corp.                         42,100           3,063
Fifth Third Bancorp             39,400           2,527
First Chicago NBD Corp.         60,400           4,394
First Union Corp.              127,000           6,231
Fleet Financial Group,
  Inc.                          54,800           3,524
Huntington Bancshares,
  Inc.                          45,000           1,454
J.P. Morgan & Co., Inc.         39,300           4,313
KeyCorp, Inc.                   42,800           2,619
MBNA Corp.                     109,400           2,879
Mellon Bank Corp.               51,600           2,661
National City Corp.             48,200           2,880
NationsBank Corp.              151,144           9,050
Norwest Corp.                  161,800           5,188
PNC Bank Corp.                  61,700           2,931
Republic New York Corp.         13,800           1,460
State Street Corp.              35,700           1,990
SunTrust Banks, Inc.            45,800           2,968
U.S. Bancorp.                   49,916           5,076
Wachovia Corp.                  41,900           3,156
Wells Fargo & Co.               21,400           6,235
                                            ----------
                                               127,664
                                            ----------
BUSINESS MACHINES & SOFTWARE--8.8%
3COM Corp.+                     69,000           2,859
Adobe Systems, Inc.             17,200             821
Apple Computer, Inc.+           13,300             227
Autodesk, Inc.                  10,700             396
Bay Networks, Inc.+             40,600           1,284
Cabletron Systems, Inc.+        38,200           1,108
Ceridian Corp.+                 13,000             508
Cisco Systems, Inc.+           141,000          11,566
Compaq Computer Corp.+         159,690          10,180
Computer Associates
  International, Inc.           74,500           5,555
Computer Sciences Corp.+        16,400           1,163
Data General Corp.+             16,300             314
Dell Computer Corp.+            71,400           5,721
Digital Equipment Corp.+        37,500           1,877
EMC Corp.+                      51,400           2,878
Hewlett-Packard Co.            227,900          14,059
Honeywell, Inc.                 29,100           1,981

--------------------------------------------------------------------------------

                             Number           Value
                            of Shares         (000s)
                           -----------      ----------
International Business
  Machines Corp.               208,400      $   20,436
Microsoft Corp.+               255,200          33,176
Novell, Inc.+                   78,400             662
Oracle Systems Corp.+          217,050           7,766
Parametric Technology
  Corp.+                        28,500           1,258
Pitney Bowes, Inc.              30,100           2,387
Seagate Technology, Inc.+       46,700           1,267
Siebel Systems Inc.+                57               2
Silicon Graphics, Inc.+         28,300             416
Sun Microsystems, Inc.+         76,900           2,634
Unisys Corp.+                   48,800             650
Xerox Corp.                     70,533           5,594
                                            ----------
                                               138,745
                                            ----------
BUSINESS SERVICES--1.6%
Automatic Data
  Processing, Inc.              59,700           3,051
Browning-Ferris
  Industries, Inc.              46,900           1,524
Choicepoint, Inc.+               3,100             115
Cognizant Corp.                 33,600           1,317
Deluxe Corp.                    14,800             485
Dun & Bradstreet Corp.          35,500           1,014
Ecolab, Inc.                    17,300             823
Equifax, Inc.                   31,000             963
First Data Corp.                89,500           2,601
H & R Block, Inc.               23,100             855
HBO & Co.                       41,100           1,788
IKON Office Solutions           27,000             764
Interpublic Group of
  Companies, Inc.               25,800           1,226
John H. Harland Co.             10,000             224
Laidlaw, Inc.                   74,900           1,058
Moore Corp. Ltd.                 5,200              84
National Service
  Industries, Inc.              17,800             788
R.R. Donnelley & Sons Co.       38,700           1,263
Safety-Kleen Corp.              19,300             427
Service Corp.
  International                 54,000           1,644
Shared Medical Systems
  Corp.                          9,700             531
SUPERVALU, Inc.                 16,600             608
Waste Management, Inc.          94,100           2,200
                                            ----------
                                                25,353
                                            ----------
CHEMICAL--2.9 %
Air Products & Chemicals,
  Inc.                          20,900           1,588
Dow Chemical Co.                48,700           4,420
E.I. du Pont de Nemours &
  Co.                          236,900          13,472
Eastman Chemical Co.            20,000           1,193
Great Lakes Chemical
  Corp.                         11,800             555


                             Number           Value
                            of Shares         (000s)
                           -----------      ----------
Hercules, Inc.                  18,500      $      849
Minnesota Mining &
  Manufacturing Co.             88,500           8,098
Monsanto Co.                   125,333           5,358
Morton International,
  Inc.                          31,100           1,026
Nalco Chemical Co.              13,200             528
PPG Industries, Inc.            41,500           2,350
Praxair, Inc.                   29,800           1,298
Rohm & Haas Co.                 14,900           1,241
Sigma-Aldrich Corp.             17,500             615
Solutia, Inc.+                  21,266             471
Union Carbide Corp.             25,400           1,160
W.R. Grace & Co.                13,600             925
                                            ----------
                                                45,147
                                            ----------
CONSTRUCTION--0.3%
Armstrong World
  Industries, Inc.               3,700             246
Centex Corp.                    10,300             603
Crane Co.                        7,750             322
Fluor Corp.                     20,500             843
Kaufman & Broad Home
  Corp.                          3,200              68
Owens Corning                   18,800             644
Pulte Corp.                        600              22
Sherwin-Williams Co.            20,000             555
The Stanley Works               19,800             837
                                            ----------
                                                 4,140
                                            ----------
CONSUMER-DURABLE--0.4%
Black & Decker Corp.            20,600             784
Masco Corp.                     36,600           1,606
Maytag Corp.                    23,600             788
Newell Co.                      33,200           1,274
Snap-on, Inc.                   16,450             707
Whirlpool Corp.                 17,200           1,043
                                            ----------
                                                 6,202
                                            ----------
CONSUMER-NONDURABLE--1.2 %
American Greetings Corp.
  Class A                       11,600             402
Corning, Inc.                   52,100           2,351
Darden Restaurants, Inc.        47,500             540
Fort James Corp.+               38,000           1,508
Fortune Brands, Inc.            38,600           1,276
Hasbro, Inc.                    30,800             893
Jostens, Inc.                    2,800              65
Mattel, Inc.                    57,300           2,228
McDonald's Corp.               145,600           6,525
Premark International,
  Inc.                           2,100              57
Rubbermaid, Inc.                33,400             804

SCHWAB S&P 500 FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
October 31, 1997

                             Number           Value
                            of Shares         (000s)
                           -----------      ----------
Tricon Global
  Restaurants, Inc.+            29,930      $      907
Wendy's International,
  Inc.                          27,600             580
                                            ----------
                                                18,136
                                            ----------
CONTAINERS--0.2%
Ball Corp.                       3,100             109
Bemis Co., Inc.                 12,900             492
Crown Cork & Seal Co.,
  Inc.                          20,300             915
Owens-Illinois, Inc.+           34,000           1,172
Stone Container Corp.           24,600             297
                                            ----------
                                                 2,985
                                            ----------
ELECTRONICS--4.2 %
Advanced Micro Devices,
  Inc.+                         22,300             513
AMP, Inc.                       42,500           1,913
Applied Materials, Inc.+        77,800           2,597
EG&G, Inc.                       3,000              62
General Signal Corp.            15,500             622
Harris Corp.                    18,600             811
Intel Corp.                    347,900          26,789
KLA-Tencor Corp.+               15,700             690
LSI Logic Corp.+                23,300             508
Lucent Technologies,
  Inc.+                        148,719          12,260
Micron Technology, Inc.+        36,700             984
Motorola, Inc.                 122,500           7,564
National Semiconductor
  Corp.+                        27,700             997
Perkin Elmer Corp.              10,800             675
Rockwell International
  Corp.                         46,900           2,298
Scientific-Atlanta, Inc.        13,700             254
Tektronix, Inc.                  6,600             390
Texas Instruments, Inc.         39,500           4,214
Thermo Electron Corp.+          30,500           1,138
Thomas & Betts Corp.             9,900             493
                                            ----------
                                                65,772
                                            ----------
ENERGY-DEVELOPMENT--1.6%
Anadarko Petroleum Corp.        15,000           1,099
Apache Corp.                    20,800             874
Baker Hughes, Inc.              39,500           1,815
Burlington Resources,
  Inc.                          37,787           1,849
Dresser Industries, Inc.        38,700           1,630
Enserch Explorations,
  Inc.+                          9,896              89
Halliburton Co.                 52,933           3,156
Helmerich & Payne, Inc.          6,600             533
Occidental Petroleum
  Corp.                         68,700           1,915
Rowan Companies, Inc.+          16,900             657
Schlumberger Ltd.              107,700           9,424
Union Pacific Resources
  Group                         52,932           1,303
Western Atlas, Inc.+            12,000           1,034
                                            ----------
                                                25,378
                                            ----------

                             Number           Value
                            of Shares         (000s)
                           -----------      ----------

FOOD-AGRICULTURE--5.6%
Archer-Daniels Midland
  Co.                          111,436      $    2,479
Campbell Soup Co.               93,766           4,835
Coca-Cola Co.                  532,400          30,081
ConAgra, Inc.                   98,400           2,964
CPC International, Inc.         28,700           2,841
Fleming Companies, Inc.          3,300              56
General Mills, Inc.             36,800           2,429
H.J. Heinz Co.                  77,166           3,583
Hershey Foods Corp.             27,200           1,503
Kellogg Co.                     82,000           3,531
PepsiCo, Inc.                  322,300          11,865
Pioneer Hi-Bred
  International, Inc.           16,600           1,521
Quaker Oats Co.                 27,500           1,317
Ralston Purina Co.              24,200           2,172
Sara Lee Corp.                 102,966           5,264
SYSCO Corp.                     32,700           1,308
Unilever NV                    135,400           7,227
Whitman Corp.                   26,300             690
Wm. Wrigley Jr. Co.             26,300           1,903
                                            ----------
                                                87,569
                                            ----------
GOLD--0.3 %
Barrick Gold Corp.              76,800           1,579
Battle Mountain Gold Co.        50,000             306
Echo Bay Mines Ltd.+            30,000             122
Homestake Mining Co.            22,800             282
Newmont Mining Corp.            40,842           1,429
Placer Dome, Inc.               47,000             729
                                            ----------
                                                 4,447
                                            ----------
HEALTHCARE--10.4%
Abbott Laboratories            160,600           9,847
Allegiance Corp.                 2,600              72
Allergan, Inc.                  12,500             412
ALZA Corp.+                     19,500             508
American Home Products
  Corp.                        135,600          10,051
Amgen, Inc.                     57,000           2,807
Bausch & Lomb, Inc.             11,400             447
Baxter International,
  Inc.                          58,800           2,720
Becton, Dickinson & Co.         25,400           1,170
Beverly Enterprises,
  Inc.+                         22,200             332
Biomet, Inc.                    28,300             706
Boston Scientific Corp.+        34,100           1,552
Bristol-Myers Squibb Co.       211,200          18,533

--------------------------------------------------------------------------------

                             Number           Value
                            of Shares         (000s)
                           -----------      ----------
C.R. Bard, Inc.                  4,700      $      130
Cardinal Health, Inc.           22,100           1,641
Columbia/HCA Healthcare
  Corp.                        131,350           3,711
Crescendo Pharmaceuticals
  Corp. Class A+                   975              11
Eli Lilly & Co.                236,400          15,809
Fresenius Medical Care
  AG -- Sponsored ADR**+         4,825             114
Guidant Corp.+                  32,800           1,886
HealthSouth Corp.+              87,200           2,229
Humana, Inc.+                   31,600             664
Johnson & Johnson              284,000          16,295
Mallinckrodt, Inc.              25,000             938
Manor Care, Inc.                12,600             432
Medtronic, Inc.                 94,600           4,115
Merck & Co., Inc.              259,000          23,114
Pfizer, Inc.                   279,500          19,775
Pharmacia & Upjohn, Inc.       101,900           3,235
Schering-Plough Corp.          154,400           8,656
St. Jude Medical, Inc.+         14,500             440
Tenet Healthcare Corp.+         62,500           1,910
U.S. Surgical Corp.             20,000             539
United Healthcare Co.           39,100           1,811
Warner Lambert Co.              57,800           8,276
                                            ----------
                                               164,888
                                            ----------
HOUSEHOLD PRODUCTS--2.5%
Alberto-Culver Co. Class
  B                              9,600             290
Avon Products, Inc.             30,800           2,017
Clorox Co.                      22,900           1,603
Colgate-Palmolive Co.           64,600           4,183
Gillette Co.                   118,500          10,554
International Flavors &
  Fragrances, Inc.              21,100           1,021
Procter & Gamble Co.           287,200          19,529
Tupperware Corp.                16,000             401
                                            ----------
                                                39,598
                                            ----------
IMAGING & PHOTO--0.3%
Eastman Kodak Co.               66,000           3,952
Polaroid Corp.                   8,800             395
                                            ----------
                                                 4,347
                                            ----------
INSURANCE--4.0%
Aegon NV ARS***                  4,213             335
Aetna, Inc.                     30,445           2,163
Allstate Corp.                  98,200           8,144



                             Number           Value
                            of Shares         (000s)
                           -----------      ----------

American General Corp.          55,803      $    2,846
American International
  Group, Inc.                  148,900          15,199
Aon Corp.                       38,650           2,085
Chubb Corp.                     35,900           2,378
CIGNA Corp.                     19,900           3,089
Conseco, Inc.                   44,200           1,928
General Re Corp.                18,400           3,628
Hartford Financial
  Services Group                26,900           2,179
Jefferson-Pilot Corp.           13,500           1,044
Lincoln National Corp.          20,800           1,430
Marsh & McLennan
  Companies, Inc.               37,600           2,670
MBIA Corp.                      20,600           1,231
MGIC Investment Corp.           23,200           1,399
Progressive Corp.               17,000           1,772
Providian Financial Corp.       18,200             673
SAFECO Corp.                    27,800           1,324
St. Paul Companies, Inc.        20,800           1,663
SunAmerica, Inc.                45,500           1,635
Torchmark Corp.                 32,800           1,308
Transamerica Corp.              14,000           1,413
UNUM Corp.                      31,000           1,511
USF & G Corp.                   16,000             324
                                            ----------
                                                63,371
                                            ----------
MEDIA--2.6%
Clear Channel
  Communications, Inc.+         23,100           1,525
Comcast Corp. Class A           69,400           1,909
Dow Jones & Co., Inc.           18,400             856
Gannett Co., Inc.               64,200           3,375
King World Productions,
  Inc.                          11,900             562
Knight-Ridder, Inc.             21,000           1,097
McGraw Hill Companies,
  Inc.                          23,900           1,562
Meredith Corp.                  13,200             450
New York Times Co. Class
  A                             23,100           1,265
SBC Communications, Inc.       200,182          12,735
Telecommunications, Inc.
  Series A (TCI Group)+        150,400           3,450
Time Warner, Inc.              114,500           6,605
Times Mirror Co. Series A       21,700           1,175
Tribune Co.                     28,500           1,571
Viacom, Inc. Class B+           67,600           2,045
                                            ----------
                                                40,182
                                            ----------

SCHWAB S&P 500 FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
October 31, 1997

                             Number           Value
                            of Shares         (000s)
                           -----------      ----------
MISCELLANEOUS FINANCE--3.9 %
American Express Co.           100,500      $    7,839
Beneficial Corp.                14,200           1,089
Charles Schwab Corp.            60,200           2,054
Countrywide Credit Industries,
  Inc.                          27,000             926
Freddie Mac                    147,000           5,568
Fannie Mae                     224,700          10,882
Golden West Financial
  Corp.                         13,000           1,128
Green Tree Financial
  Corp.                         31,400           1,323
H.F. Ahmanson & Co.             17,900           1,056
Household International,
  Inc.                          32,200           3,647
Merrill Lynch & Co.,
  Inc.+                         67,000           4,531
Morgan Stanley, Dean
  Witter, Discover & Co.       120,910           5,925
Salomon, Inc.                   21,400           1,663
Travelers Group, Inc.          135,933           9,515
Washington Mutual, Inc.         51,590           3,531
                                            ----------
                                                60,677
                                            ----------
MOTOR VEHICLE--2.1%
Chrysler Corp.                 138,400           4,879
Cummins Engine Co., Inc.         7,400             451
Dana Corp.                      24,500           1,147
Eaton Corp.                     16,200           1,565
Echlin, Inc.                    17,200             563
Fleetwood Enterprises,
  Inc.                           2,900              88
Ford Motor Co.                 265,400          11,595
General Motors Corp.           153,600           9,859
Genuine Parts Co.               37,600           1,177
Navistar International
  Corp.+                        21,200             492
Paccar, Inc.                    20,600             928
TRW, Inc.                       17,800           1,019
                                            ----------
                                                33,763
                                            ----------
NON-FERROUS--0.6%
Alcan Aluminum, Ltd.            51,700           1,477
Aluminum Company of
  America                       35,200           2,569
Asarco, Inc.                     8,900             244
Cyprus Amax Minerals Co.        13,100             274
Engelhard Corp.                 26,400             459
Freeport-McMoRan Copper &
  Gold, Inc. Class B            35,800             855
Inco Ltd.                       36,800             759
Phelps Dodge Corp.              15,800           1,175
Reynolds Metals Co.             14,000             853
                                            ----------
                                                 8,665
                                            ----------
OIL-DOMESTIC--1.2%
Amerada Hess Corp.              21,600           1,327
Ashland, Inc.                   21,300           1,016

                             Number           Value
                            of Shares         (000s)
                           -----------      ----------
Atlantic Richfield Co.          70,000      $    5,763
Kerr-McGee Corp.                10,000             676
Monterey Resources, Inc.        10,806             215
Oryx Energy Co.+                25,700             708
Pennzoil Co.                    10,600             784
Phillips Petroleum Co.          63,100           3,052
Santa Fe Energy
  Resources, Inc.+              24,500             320
Sun, Inc.                       11,600             465
Unocal Corp.                    52,200           2,153
USX-Marathon Group              55,700           1,991
                                            ----------
                                                18,470
                                            ----------
OIL-INTERNATIONAL--6.2 %
Amoco Corp.                    104,200           9,554
Chevron Corp.                  138,600          11,495
Exxon Corp.                    534,200          32,821
Mobil Corp.                    166,900          12,152
Royal Dutch Petroleum
  Co.- Sponsored ADR**         458,000          24,102
Texaco, Inc.                   116,200           6,616
                                            ----------
                                                96,740
                                            ----------
PAPER--1.2%
Boise Cascade Corp.             16,900             585
Champion International
  Corp.                         22,900           1,264
Georgia-Pacific Corp.+          18,500           1,569
International Paper Co.         60,500           2,723
Kimberly-Clark Corp.           121,500           6,310
Louisiana-Pacific Corp.         26,600             559
Mead Corp.                      11,500             696
Potlatch Corp.                  15,200             758
Temple Inland, Inc.             12,200             700
Union Camp Corp.                12,900             699
Westvaco Corp.                  23,100             758
Weyerhaeuser Co.                45,600           2,177
Willamette Industries,
  Inc.                          19,000             628
                                            ----------
                                                19,426
                                            ----------
PRODUCER GOODS & MANUFACTURING--5.6%
Aeroquip-Vickers, Inc.          10,300             536
Allied Signal, Inc.            115,600           4,162
Avery Dennison Corp.            20,800             828
Briggs & Stratton Corp.          8,000             398
Case Corp.                      17,100           1,023
Caterpillar, Inc.               79,400           4,069

--------------------------------------------------------------------------------

                             Number           Value
                            of Shares         (000s)
                           -----------      ----------
Cincinnati Milacron, Inc.       10,900      $      302
Commscope Inc.+                      4               0
Cooper Industries, Inc.         29,200           1,522
Deere & Co.                     52,600           2,768
Dover Corp.                     21,300           1,438
Emerson Electric Co.            89,700           4,704
FMC Corp.+                      10,800             873
Foster Wheeler Corp.             9,200             302
General Electric Co.           703,300          45,404
Harnischfeger Industries,
  Inc.                          12,000             473
Illinois Tool Works, Inc.       56,800           2,794
Ingersoll-Rand Co.              32,250           1,256
ITT Industries, Inc.            20,800             657
Johnson Controls, Inc.          19,600             880
McDermott International,
  Inc.                          12,800             465
Millipore Corp.                  9,700             380
NACCO Industries, Inc.
  Class A                        3,000             309
Pall Corp.                      34,500             714
Parker-Hannifin Corp.           15,100             631
Raychem Corp.                   11,300           1,023
Tenneco, Inc.                   32,200           1,447
Timken Co.                      12,600             422
Tyco International Ltd.+       110,600           4,175
W.W. Grainger, Inc.             10,900             953
Westinghouse Electric
  Corp.                        144,400           3,818
                                            ----------
                                                88,726
                                            ----------
RAILROAD--0.8%
Burlington Northern Santa Fe
  Corp.                         35,700           3,391
CSX Corp.                       47,600           2,603
Norfolk Southern Corp.          86,600           2,782
Union Pacific Corp.             51,800           3,173
                                            ----------
                                                11,949
                                            ----------
REAL PROPERTY--0.2%
HFS, Inc.+                      34,600           2,439
                                            ----------
RETAIL--4.9 %
Albertson's, Inc.               57,100           2,106
American Stores Co.             50,600           1,300
AutoZone, Inc.+                 32,600             964
Charming Shoppes, Inc.+          5,800              30
Circuit City Stores, Inc.       21,200             845
Costco Companies, Inc.+         46,600           1,794
CUC International, Inc.+        80,800           2,384
CVS Corp.                       37,100           2,275
Dayton Hudson Corp.             44,100           2,770
Dillards Inc. Class A           26,900           1,032

                             Number           Value
                            of Shares         (000s)
                           -----------      ----------
Federated Department
  Stores, Inc.+                 42,200      $    1,857
Gap, Inc.                       55,300           2,941
Giant Food, Inc. Class A        18,700             573
Great Atlantic & Pacific
  Tea Co., Inc.                 10,000             307
Harcourt General, Inc.          15,700             786
Home Depot, Inc.               175,900           9,784
J.C. Penney Co., Inc.           56,900           3,339
K Mart Corp.+                  101,600           1,340
Kroger Co.+                     59,100           1,928
Limited, Inc.                   53,800           1,268
Longs Drug Stores, Inc.          3,400              85
Lowe's Companies, Inc.          33,000           1,374
May Department Stores Co.       53,800           2,898
Mercantile Stores Co.,
  Inc.                           5,200             306
Nordstrom, Inc.                 17,000           1,041
Pep Boys-Manny Moe & Jack       18,800             474
Rite Aid Corp.                  25,700           1,526
Sears Roebuck & Co.             86,900           3,639
Tandy Corp.                     26,800             921
TJX Companies, Inc.             40,800           1,209
Toys 'R' Us, Inc.+              60,500           2,061
Wal Mart Stores, Inc.          489,400          17,189
Walgreen Co.                   101,900           2,866
Winn Dixie Stores, Inc.         29,700           1,103
Woolworth Corp.+                34,800             661
                                            ----------
                                                76,976
                                            ----------
STEEL--0.2 %
Allegheny Teledyne, Inc.        34,235             901
Armco, Inc.+                     6,400              37
Bethlehem Steel Corp.+          35,500             355
Inland Steel Industries,
  Inc.                           4,600              90
Nucor Corp.                     22,700           1,186
USX-U.S. Steel Group            19,200             653
Worthington Industries,
  Inc.                          13,300             275
                                            ----------
                                                 3,497
                                            ----------
TELEPHONE--6.0%
AirTouch Communications,
  Inc.+                        112,500           4,345
Alltel Corp.                    34,300           1,213
Ameritech Corp.                116,000           7,540
Andrew Corp.                    19,000             441
AT&T Corp.+                    341,200          16,698
Bell Atlantic Corp.            168,676          13,473
BellSouth Corp.                210,200           9,945
DSC Communications Corp.+       29,100             709

SCHWAB S&P 500 FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
October 31, 1997

                             Number           Value
                            of Shares         (000s)
                           -----------      ----------
Frontier Corp.                  42,800      $      926
GTE Corp.                      203,700           8,645
MCI Communications Corp.       160,600           5,701
Nextlevel Systems, Inc.+        23,500             317
Northern Telecom Ltd.           53,500           4,798
Sprint Corp.                    88,700           4,612
Tellabs, Inc.+                  37,700           2,036
U.S. West, Inc.
  (Communications Group)        98,100           3,906
U.S. West, Inc. (Media
  Group)+                      126,700           3,199
WorldCom, Inc.+                188,100           6,325
                                            ----------
                                                94,829
                                            ----------
TOBACCO--1.6%
Loew's Corp.                    24,600           2,748
Philip Morris Companies.,
  Inc.                         516,700          20,474
UST, Inc.                       41,000           1,227
                                            ----------
                                                24,449
                                            ----------
TRANSPORTATION-MISCELLANEOUS--0.2 %
Caliber Systems, Inc.            5,300             276
CNF Transportation, Inc.         4,700             210
Federal Express Corp.+          28,900           1,929
Ryder Systems, Inc.             20,500             718
                                            ----------
                                                 3,133
                                            ----------
TRAVEL & RECREATION--1.2%
Brunswick Corp.                 20,700             699
Harrah's Entertainment,
  Inc.+                         14,000             276
Hilton Hotels Corp.             54,800           1,689
ITT Corp.+                      22,500           1,680
Marriott International,
  Inc.                          25,200           1,758
Mirage Resorts, Inc.+           45,300           1,133
Walt Disney Co.                141,900          11,670
                                            ----------
                                                18,905
                                            ----------
UTILITIES--3.1%
American Electric Power
  Co., Inc.                     42,000           1,985
Baltimore Gas & Electric
  Co.                           28,600             785
Carolina Power & Light
  Co.                           36,900           1,319
Central & South West
  Services Corp.                39,300             847

                             Number           Value
                            of Shares         (000s)
                           -----------      ----------
Cinergy Corp.                   36,000      $    1,188
Coastal Corp.                   24,400           1,467
Columbia Gas System, Inc.       13,700             990
Consolidated Edison Co.
  of New York, Inc.             46,900           1,606
Consolidated Natural Gas
  Co.                           22,200           1,200
Dominion Resources, Inc.        42,200           1,569
DTE Energy Co.                  34,800           1,070
Duke Power Co.                  74,863           3,613
Eastern Enterprises              1,700              67
Edison International            78,200           2,004
Enron Corp.                     69,500           2,641
Entergy Corp.                   52,900           1,293
FPL Group, Inc.                 40,800           2,109
GPU, Inc.                       22,500             814
Houston Industries, Inc.        77,190           1,679
Niagara Mohawk Power
  Corp.+                        32,200             312
NICOR, Inc.                     17,900             690
Northern States Power Co.       19,500             982
Ohio Edison Co.                 38,000             941
ONEOK, Inc.                      2,100              72
Pacific Enterprises, Inc.       15,000             490
Pacific Gas & Electric
  Corp.                         90,900           2,324
PacifiCorp.                     66,300           1,438
PECO Energy Co.                 51,200           1,162
Peoples Energy Corp.            11,900             425
PP&L Resources, Inc.            37,000             800
Public Service Enterprise
  Group, Inc.                   49,000           1,271
Sonat, Inc.                     20,100             923
Southern Co.                   140,000           3,211
Texas Utilities Co.             47,285           1,696
Unicom Corp.                    40,900           1,145
Union Electric Co.              26,100             984
Williams Companies, Inc.        38,700           1,971
                                            ----------
                                                49,083
                                            ----------
TOTAL COMMON STOCK
  (Cost $1,357,609)                          1,524,608
                                            ----------

--------------------------------------------------------------------------------

                             Number           Value
                            of Shares         (000s)
                           -----------      ----------
PREFERRED STOCK--0.0%
HEALTHCARE--0.0 %
Fresenius National
  Medical, Inc.+                 4,600      $        0
                                            ----------
INSURANCE--0.0%
Aetna, Inc. 6.25%
  Class C (Voting)                 381              28
                                            ----------
TOTAL PREFERRED STOCK
  (Cost $25)                                        28
                                            ----------
                               Par
                           -----------
CASH EQUIVALENTS--2.9%
Temporary Investment
  Fund,
  Inc.-TempCash Portfolio
  5.16%*, 11/07/97         $45,269,274          45,269
                                            ----------
TOTAL CASH EQUIVALENTS
  (Cost $45,269)                                45,269
                                            ----------

                                              Value
                               Par            (000s)
                           -----------      ----------
U.S. TREASURY OBLIGATIONS--0.0 %
U.S. Treasury Bills(b)
  4.98%, 11/20/97          $    75,000      $       75
  4.82%, 11/20/97                5,000               5
  4.99%, 11/20/97              315,000             314
  5.03%, 11/20/97              115,000             115
  4.80%, 11/20/97               40,000              40
                                            ----------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $549)                                      549
                                            ----------
TOTAL INVESTMENTS--100.0%
  (Cost $1,403,452)                         $1,570,454
                                            ==========

See accompanying Notes to Schedule of Investments and Notes to Financial Statements.

SCHWAB 1000 FUND(R)
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
October 31, 1997

                              Number          Value
                             of Shares        (000s)
                             ---------      ----------
COMMON STOCK--99.4%
AEROSPACE/DEFENSE--1.6%
BF Goodrich Co.                 23,400      $    1,043
Boeing Co.                     364,052          17,429
Coltec Industries, Inc.+        18,200             364
General Dynamics Corp.          21,400           1,737
Litton Industries, Inc.+        20,500           1,040
Lockheed Martin Corp.           74,092           7,043
Northrop Grumman Corp.          29,900           3,267
Raytheon Co.                    85,400           4,633
Sundstrand Corp.                24,600           1,338
Textron, Inc.                   65,400           3,781
United Technologies Corp.       91,400           6,398
                                            ----------
                                                48,073
                                            ----------
AIR TRANSPORTATION--0.5%
AMR Corp.+                      36,100           4,203
Atlas Air, Inc.+                 7,000             194
Comair Holdings, Inc.           12,000             441
Continental Airlines, Inc.
  Class B+                      14,400             623
Delta Airlines, Inc.            29,200           2,942
Northwest Airlines Corp.
  Class A+                      46,500           2,093
Southwest Airlines Co.          56,400           1,840
UAL Corp.+                      21,600           1,893
US Airways Group, Inc.+         36,500           1,711
                                            ----------
                                                15,940
                                            ----------
ALCOHOLIC BEVERAGES--0.3 %
Anheuser-Busch Companies,
  Inc.                         180,800           7,221
Brown-Forman Corp. Class B      25,500           1,254
                                            ----------
                                                 8,475
                                            ----------
APPAREL--0.4%
Fruit of the Loom, Inc.
  Class A+                      26,300             685
Jones Apparel Group, Ltd.+      28,600           1,455
Liz Claiborne, Inc.             32,000           1,622
Nautica Enterprises+            10,000             266
NIKE, Inc. Class B             105,600           4,964
Nine West Group, Inc.+           7,700             272
Reebok International Ltd.+      16,700             616
Russell Corp.                   12,200             358
Unifi, Inc.                     16,925             651
V.F. Corp.                      24,050           2,149
Warnaco Group, Inc.             13,600             384
                                            ----------
                                                13,422
                                            ----------
AUTOMOTIVE PRODUCTS--0.3 %
Autoliv, Inc.                   15,992             631
Bandag, Inc.                     4,000             202

                              Number          Value
                             of Shares        (000s)
                             ---------      ----------
Cooper Tire & Rubber Co.        19,500      $      413
Danaher Corp.                   17,400             954
Goodyear Tire & Rubber Co.      57,900           3,626
Lear Corp.+                     26,000           1,250
Meritor Automotive, Inc.+       26,100             582
                                            ----------
                                                 7,658
                                            ----------
BANKS--9.0 %
Amsouth Bancorporation          31,800           1,528
B B & T Corp.                   59,250           3,225
Banc One Corp.                 221,085          11,524
Bank of New York Co., Inc.     139,000           6,542
BankAmerica Corp.              257,390          18,403
BankBoston Corp.                52,420           4,249
Bankers Trust New York
  Corp.                         47,940           5,657
Barnett Banks, Inc.             71,676           4,946
CCB Financial Corp.             10,500             956
Central Fidelity Banks,
  Inc.                          27,825           1,294
Centura Banks, Inc.              8,000             463
Chase Manhattan Corp.          157,230          18,140
Citicorp                       170,700          21,345
Comerica, Inc.                  40,864           3,231
Commerce Bancshares, Inc.       18,408           1,077
Compass Bancshares, Inc.        36,275           1,367
CoreStates Financial Corp.      76,592           5,572
Crestar Financial Corp.         38,800           1,836
Deposit Guaranty Corp.          12,000             443
Dime Bancorp, Inc.              49,926           1,198
Fifth Third Bancorp             60,962           3,909
First American Corp.            32,850           1,831
First Chicago NBD Corp.        113,321           8,244
First Commerce Corp.            10,562             679
First Commercial Corp.           9,000             446
First Empire State Corp.         2,500           1,023
First Hawaiian, Inc.            10,000             390
First of America Bank Corp.     17,600             836
First Security Corp.            48,418           1,404
First Tennessee National
  Corp.                         26,300           1,516
First Union Corp.              206,986          10,155
First Virginia Banks, Inc.      14,625             679
Firstar Corp.                   54,000           1,951
Firstmerit Corp.                32,800             836
Fleet Financial Group, Inc.     94,580           6,083
Hibernia Corp. Class A          35,000             623
Huntington Bancshares, Inc.     84,363           2,726

--------------------------------------------------------------------------------

                              Number          Value
                             of Shares        (000s)
                             ---------      ----------
J.P. Morgan & Co., Inc.         70,000      $    7,683
KeyCorp, Inc.                   78,423           4,799
Marshall & Ilsley Corp.         42,185           2,188
MBNA Corp.                     188,325           4,955
Mellon Bank Corp.               96,944           4,999
Mercantile Bancorporation,
  Inc.                          68,925           3,347
Mercantile Bankshares Corp.     30,675           1,093
National City Corp.             74,240           4,436
NationsBank Corp.              263,470          15,775
Northern Trust Corp.            44,900           2,627
Norwest Corp.                  273,576           8,772
Old Kent Financial Corp.        17,976           1,135
Old National Bancorp             7,500             344
Pacific Century Financial
  Corp.                         10,175             513
People's Bank-Bridgeport        18,000             590
PNC Bank Corp.                 116,730           5,545
Regions Financial Corp.         45,700           1,679
Republic New York Corp.         23,900           2,529
Signet Banking Corp.            26,300           1,415
Southtrust Corp.                37,125           1,782
Star Bank Corp.                 31,300           1,536
State Street Corp.              60,200           3,356
Summit Bancorp                  71,850           3,067
SunTrust Banks, Inc.            78,200           5,068
Synovus Financial Corp.         60,975           1,326
U.S. Bancorp.                   87,266           8,874
Union Planters Corp.            23,900           1,418
UnionBanCal Corp.               19,400           1,775
Wachovia Corp.                  59,820           4,505
Wells Fargo & Co.               32,800           9,557
Wilmington Trust Co.            14,200             792
Zions Bancorporation            26,600           1,034
                                            ----------
                                               274,841
                                            ----------
BUSINESS MACHINES & SOFTWARE--8.8%
3COM Corp.+                    127,450           5,281
Adobe Systems, Inc.             31,800           1,518
Apple Computer, Inc.+           45,700             778
Autodesk, Inc.                  12,200             451
Bay Networks, Inc.+             86,480           2,735
BMC Software, Inc.+             34,200           2,065
Cabletron Systems, Inc.+        52,000           1,508
Ceridian Corp.+                 30,700           1,199
Cirrus Logic, Inc.+             12,200             185
Cisco Systems, Inc.+           248,100          20,352
Citrix Systems, Inc.+            8,000             588
Compaq Computer Corp.+         275,845          17,585
Computer Associates
  International, Inc.          130,775           9,751

                              Number          Value
                             of Shares        (000s)
                             ---------      ----------
Computer Sciences Corp.+        30,598      $    2,171
Compuware Corp.+                38,900           2,572
Dell Computer Corp.+           125,200          10,032
Diebold, Inc.                   25,818           1,138
Digital Equipment Corp.+        50,400           2,523
Electronic Arts, Inc.+          30,400           1,030
Electronics For Imaging,
  Inc.+                         15,000             701
EMC Corp.+                      92,900           5,202
Gateway 2000, Inc.+             48,000           1,377
Hewlett-Packard Co.            379,500          23,410
Honeywell, Inc.                 46,800           3,185
Informix Corp.+                 40,700             277
International Business
  Machines Corp.               363,400          35,636
Intuit, Inc.+                   11,800             385
Iomega Corp.+                   39,000           1,046
Komag, Inc.+                    17,900             310
Lexmark International
  Group, Inc. Class A+          20,000             611
McAfee Associates, Inc.+        14,400             716
Microchip Technology, Inc.      30,000           1,196
Micron Electronics+             41,000             569
Microsoft Corp.+               443,500          57,657
Netscape Communications
  Corp.+                        25,898             851
Novell, Inc.+                  120,800           1,019
Oracle Systems Corp.+          367,962          13,166
Parametric Technology
  Corp.+                        51,200           2,259
PeopleSoft, Inc.+               42,800           2,691
Pitney Bowes, Inc.              62,300           4,941
Quantum Corp.+                  55,400           1,752
Rational Software Corp.+        10,000              91
Read-Rite Corp.+                14,000             278
Remedy Corp.+                    8,000             376
Seagate Technology, Inc.+       87,060           2,362
Security Dynamics
  Technologies, Inc.+            8,000             271
Shiva Corp.+                     2,000              21
Siebel Systems Inc.+               106               4
Silicon Graphics, Inc.+         73,700           1,082
Sterling Software, Inc.+        13,800             471
Storage Technology Corp.+       30,400           1,784
Sun Microsystems, Inc.+        128,000           4,384
Sybase, Inc.+                   54,800             894
Synopsys, Inc.+                 23,800             925
Technology Data Corp.+          13,000             579
Unisys Corp.+                   64,800             863

SCHWAB 1000 FUND(R)
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
October 31, 1997

                              Number          Value
                             of Shares        (000s)
                             ---------      ----------
Western Digital Corp.+          33,400      $    1,000
Xerox Corp.                    123,500           9,795
                                            ----------
                                               267,599
                                            ----------
BUSINESS SERVICES--2.9 %
Accustaff, Inc.+                30,000             857
Affiliated Computer
  Services, Inc.+               11,000             276
America Online, Inc.+           36,700           2,826
American Management
  Systems, Inc.+                11,000             238
APAC Teleservices, Inc.+        14,000             191
Apollo Group, Inc. Class A+     15,000             634
Automatic Data Processing,
  Inc.                         106,400           5,433
Browning-Ferris Industries,
  Inc.                          71,200           2,314
Cadence Design Systems,
  Inc.+                         34,875           1,857
Cambridge Technology
  Partners+                     12,000             438
Camco International, Inc.       18,000           1,301
Catalina Marketing Corp.+        6,000             274
Choice Hotels
  International+                14,550             256
Choicepoint, Inc.+               5,900             220
Cintas Corp.                    16,100           1,163
Cognizant Corp.                 59,600           2,336
Comdisco, Inc.                  33,033           1,043
Concord EFS, Inc.+              14,850             441
Corrections Corp. of
  America+                      31,000             946
Credit Acceptance Corp.+         7,000              39
Deluxe Corp.                    26,000             852
DST Systems, Inc.+              15,000             530
Dun & Bradstreet Corp.          69,600           1,988
Ecolab, Inc.                    26,400           1,256
Equifax, Inc.                   59,000           1,833
First Data Corp.               164,302           4,775
Fiserv, Inc.+                   26,975           1,207
Foundation Health Systems,
  Inc. Class A+                 45,760           1,316
Gartner Group, Inc. Class
  A+                            38,400           1,085
Gtech Holdings Corp.+           15,700             506
H & R Block, Inc.               34,700           1,284
HBO & Co.                       82,200           3,576
Health Care & Retirement
  Corp.+                        10,050             380
Health Management
  Associates, Inc. Class A+     58,752           1,432
Healthcare Compare Corp.+       20,000           1,075
IKON Office Solutions           41,400           1,172
Interpublic Group of
  Companies, Inc.               44,850           2,130
John H. Harland Co.             10,000             224


                              Number          Value
                             of Shares        (000s)
                             ---------      ----------
Keane, Inc.+                    20,000      $      593
Kelly Services, Inc. Class
  A                             23,525             835
Manpower, Inc.                  31,500           1,209
Medpartners, Inc.+              81,144           2,064
National Data Corp.             10,000             369
National Service
  Industries, Inc.              12,200             540
NCR Corp.+                      29,451             893
Olsten Corp.                    22,275             340
Omnicom Group, Inc.             29,100           2,055
Pacificare Health Systems,
  Inc. Class B+                 21,164           1,370
Paychex, Inc.                   34,087           1,300
PhyCor, Inc.+                   22,650             522
Quorum Health Group, Inc.+      19,650             477
R.R. Donnelley & Sons Co.       52,500           1,713
Republic Industries, Inc.+     146,700           4,328
Reynolds & Reynolds Co.
  Class A                       20,400             349
Robert Half International,
  Inc.+                         34,650           1,418
Service Corp. International    101,400           3,086
Shared Medical Systems
  Corp.                          7,600             416
Steris Corp.+                    9,000             358
Stewart Enterprises, Inc.
  Class A                       13,050             542
Sungard Data Systems, Inc.+     41,600             983
SUPERVALU, Inc.                 15,800             579
Total System Services, Inc.     51,800           1,023
U.S. Office Products Co.+       23,000             719
U.S.A. Waste Services,
  Inc.+                         77,050           2,851
Unisource Worldwide, Inc.       20,700             338
Vencor, Inc.+                   27,775             750
Viad Corp.                      20,100             367
Wallace Computer Service,
  Inc.                          23,800             915
Waste Management, Inc.         166,000           3,880
Wellpoint Health Networks,
  Inc. Class A+                 26,425           1,209
Wheelabrator Technologies,
  Inc.                          81,900           1,244
                                            ----------
                                                89,339
                                            ----------
CHEMICAL--3.0 %
Air Products & Chemicals,
  Inc.                          46,100           3,504
Albemarle Corp.                 15,400             373
Arco Chemical Co.               32,600           1,593
Betz Laboratories, Inc.         12,500             802
Cabot Corp.                     17,800             437
Crompton & Knowles Corp.        22,000             556
Cytec Industries, Inc.+         13,755             671
Dow Chemical Co.                82,000           7,442
E.I. du Pont de Nemours &
  Co.                          422,400          24,023
Eastman Chemical Co.            33,725           2,011

--------------------------------------------------------------------------------

                              Number          Value
                             of Shares        (000s)
                             ---------      ----------
Ethyl Corp.                     31,300      $      270
Great Lakes Chemical Corp.      21,700           1,020
Hercules, Inc.                  34,400           1,578
International Specialty
  Products, Inc.+               45,400             678
Lubrizol Corp.                  15,600             601
Lyondell Petrochemical Co.+     36,300             930
M.A. Hanna Co.                  10,725             276
Millennium Chemicals, Inc.      24,000             564
Minnesota Mining &
  Manufacturing Co.            153,900          14,082
Monsanto Co.                   225,500           9,640
Morton International, Inc.      46,900           1,548
Nalco Chemical Co.              26,800           1,072
Olin Corp.                      20,000             909
PPG Industries, Inc.            68,000           3,851
Praxair, Inc.                   57,100           2,487
Rohm & Haas Co.                 30,300           2,524
RPM, Inc.                       35,875             673
Sigma-Aldrich Corp.             35,000           1,229
Solutia, Inc.+                  41,100             909
Union Carbide Corp.             47,000           2,147
Valspar Corp.                   21,600             637
W.R. Grace & Co.                24,900           1,693
Witco Corp.                     25,900           1,127
                                            ----------
                                                91,857
                                            ----------
CONSTRUCTION--0.4%
Armstrong World Industries,
  Inc.                          13,600             905
Centex Corp.                     9,000             527
Clayton Homes, Inc.             51,346             844
Crane Co.                       21,900             910
Fluor Corp.                     27,000           1,110
Lafarge Corp.                   16,100             489
Martin Marietta Materials,
  Inc.                          21,400             746
Oakwood Homes Corp.             14,000             368
Owens Corning                   18,300             627
Sherwin-Williams Co.            55,000           1,526
The Stanley Works               36,800           1,556
USG Corp.+                      11,700             552
Vulcan Materials Co.            14,800           1,314
                                            ----------
                                                11,474
                                            ----------
CONSUMER-DURABLE--0.5 %
Black & Decker Corp.            29,500           1,123
Harman International
  Industries, Inc.               5,600             302
Leggett & Platt, Inc.           33,300           1,390

                              Number          Value
                             of Shares        (000s)
                             ---------      ----------
Masco Corp.                     66,400      $    2,915
Maytag Corp.                    42,800           1,428
Newell Co.                      51,674           1,983
Shaw Industries, Inc.           30,100             365
Snap-on, Inc.                   22,150             952
Sunbeam Corp.                   33,100           1,500
Whirlpool Corp.                 31,100           1,885
                                            ----------
                                                13,843
                                            ----------
CONSUMER-NONDURABLE--1.2 %
American Greetings Corp.
  Class A                       29,200           1,013
Boston Chicken, Inc.+           15,600             139
Brinker International,
  Inc.+                         20,225             283
Corning, Inc.                   85,800           3,872
Cracker Barrel Old Country
  Store, Inc.                   20,900             617
Darden Restaurants, Inc.        38,600             439
First Brands Corp.               6,400             163
Fort James Corp.+               78,100           3,100
Fortune Brands, Inc.            51,300           1,696
Hasbro, Inc.                    44,725           1,297
Lancaster Colony Corp.          16,300             807
Lone Star Steakhouse &
  Saloon, Inc.+                  7,400             171
Mattel, Inc.                   114,220           4,440
McDonald's Corp.               259,200          11,615
Outback Steakhouse, Inc.+       11,250             304
Premark International, Inc.     17,300             468
Rubbermaid, Inc.                54,000           1,299
Starbucks Corp.+                20,500             677
Tricon Global Restaurants,
  Inc.+                         54,760           1,660
U.S. Industries, Inc.           22,500             605
Wendy's International, Inc.     63,500           1,334
                                            ----------
                                                35,999
                                            ----------
CONTAINERS--0.3%
Bemis Co., Inc.                 13,400             511
Crown Cork & Seal Co., Inc.     43,600           1,963
Jefferson Smurfit Corp.+        51,900             779
Owens-Illinois, Inc.+           55,900           1,929
Sealed Air Corp.+               25,600           1,320
Sonoco Products, Inc.           38,310           1,233
Stone Container Corp.           22,112             267
                                            ----------
                                                 8,002
                                            ----------
ELECTRONICS--5.0 %
Adaptec, Inc.+                  45,400           2,199
ADC Telecommunications,
  Inc.+                         50,400           1,670
Advanced Micro Devices,
  Inc.+                         49,300           1,134

SCHWAB 1000 FUND(R)
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
October 31, 1997

                              Number          Value
                             of Shares        (000s)
                             ---------      ----------
Altera Corp.+                   32,200      $    1,429
American Power Conversion
  Corp.+                        33,500             913
AMP, Inc.                       83,300           3,749
Analog Devices, Inc.+           58,400           1,785
Applied Materials, Inc.+       139,400           4,652
Arrow Electronics, Inc.+        38,800           1,101
Ascend Communications,
  Inc.+                         80,010           2,160
Atmel Corp.+                    30,200             781
Avnet, Inc.                     17,100           1,076
AVX Corp.                       26,000             735
Cypress Semiconductor
  Corp.+                        40,600             457
Electronic Data Systems
  Corp.                        173,800           6,724
ESS Technology+                 12,000             146
Fore Systems, Inc.+             23,400             380
General Semiconductor,
  Inc.+                          9,250             105
General Signal Corp.            21,600             867
Glenayre Technologies,
  Inc.+                         14,600             190
Harris Corp.                    36,600           1,597
Imation Corp.+                  10,760             230
Integrated Device
  Technology, Inc.+             24,000             278
Intel Corp.                    604,500          46,545
KLA-Tencor Corp.+               37,400           1,643
Lattice Semiconductor
  Corp.+                         7,000             350
Linear Technology Corp.         30,700           1,930
LSI Logic Corp.+                45,100             984
Lucent Technologies, Inc.+     238,727          19,680
Maxim Integrated Products,
  Inc.+                         24,600           1,630
Micron Technology, Inc.+        69,500           1,863
Molex, Inc.                     41,806           1,568
Molex, Inc. Class A             30,457           1,068
Motorola, Inc.                 224,400          13,857
National Semiconductor
  Corp.+                        49,300           1,775
Perkin Elmer Corp.              12,800             800
Pittway Corp.                    6,750             421
Qualcomm, Inc.+                 24,700           1,392
Rockwell International
  Corp.                         78,300           3,837
SCI Systems, Inc.+              18,000             792
Scientific-Atlanta, Inc.        24,700             458
Sensormatic Electronics
  Corp.                         10,250             153
Solectron Corp.+                43,600           1,711
Symbol Technologies, Inc.       11,550             459
Tektronix, Inc.                 17,600           1,041
Tele-Communications
  International, Inc. Class
  A+                            35,000             564
Teradyne, Inc.+                 32,900           1,232
Texas Instruments, Inc.         69,800           7,447

                              Number          Value
                             of Shares        (000s)
                             ---------      ----------
Thermo Electron Corp.+          66,737      $    2,490
Thomas & Betts Corp.            19,400             965
Varian Associates, Inc.          9,300             544
Vishay Intertechnology,
  Inc.+                         13,450             322
Vitesse Semiconductor
  Corp.+                        10,500             455
VLSI Technology, Inc.+          14,000             415
Xilinx, Inc.+                   27,400             935
                                            ----------
                                               153,684
                                            ----------
ENERGY-DEVELOPMENT--2.0 %
Anadarko Petroleum Corp.        19,700           1,443
Apache Corp.                    30,100           1,264
Baker Hughes, Inc.              68,200           3,133
Barrett Resources Corp.+        10,000             352
BJ Services Co.+                18,000           1,526
Burlington Resources, Inc.      68,467           3,351
Chesapeake Energy Corp.         15,000             147
Cooper Cameron Corp.+           32,000           2,312
Devon Energy Corp.              10,000             448
Diamond Offshore Drilling,
  Inc.                          56,600           3,523
Dresser Industries, Inc.        61,060           2,572
Enron Oil & Gas Co.             57,800           1,217
Ensco International, Inc.       52,800           2,221
Enserch Explorations, Inc.+     74,737             673
EVI, Inc.+                      27,600           1,772
Falcon Drilling, Inc.+          24,000             873
Global Marine, Inc.+            69,500           2,163
Halliburton Co.                 97,400           5,805
Helmerich & Payne, Inc.         10,000             807
Mapco Petroleum Co.             31,400           1,036
Mitchell Energy &
  Development Corp. Class A     28,000             704
Nabors Industries, Inc.+        41,100           1,690
NGC Corp.                       56,000           1,064
Noble Affiliates, Inc.          27,400           1,125
Noble Drilling Corp.+           55,000           1,956
Occidental Petroleum Corp.     123,900           3,454
Ocean Energy, Inc.+              6,000             371
Reading & Bates Corp.+          33,500           1,420
Rowan Companies, Inc.+          44,500           1,730
Tidewater, Inc.                 27,000           1,774
Transocean Offshore, Inc.       36,000           1,944
Union Pacific Resources
  Group                        107,588           2,649
Union Texas Petroleum
  Holding, Inc.                 21,100             480
United Meridian Corp.+           7,500             255
Valero Energy                   19,600             590
Vastar Resources                29,800           1,203

--------------------------------------------------------------------------------

                              Number          Value
                             of Shares        (000s)
                             ---------      ----------
Weatherford International,
  Inc.+                         21,400      $    1,093
Western Atlas, Inc.+            26,600           2,293
                                            ----------
                                                62,433
                                            ----------
FOOD-AGRICULTURE--5.1%
Archer-Daniels Midland Co.     197,865           4,402
Campbell Soup Co.              168,200           8,673
Coca-Cola Co.                  922,600          52,127
Coca-Cola Enterprises, Inc.    134,600           3,786
ConAgra, Inc.                  167,048           5,032
CPC International, Inc.         56,700           5,613
Dean Foods Co.                  21,150           1,001
Dole Food Co., Inc.             23,100           1,024
Flowers Industries, Inc.        22,500             428
General Mills, Inc.             60,500           3,993
H.J. Heinz Co.                 140,100           6,506
Hershey Foods Corp.             52,600           2,906
Hormel Foods Corp.              19,100             574
IBP, Inc.                       31,400             728
IMC Global, Inc.                32,360           1,090
Interstate Bakeries Corp.       18,600           1,188
Kellogg Co.                    158,800           6,838
McCormick & Co., Inc.           33,400             835
Nabisco Holdings Corp.          14,000             576
PepsiCo, Inc.                  562,600          20,711
Pioneer Hi-Bred
  International, Inc.           34,500           3,161
Quaker Oats Co.                 56,600           2,710
Ralston Purina Co.              39,300           3,527
Richfood Holdings, Inc.         12,750             308
Sara Lee Corp.                 171,400           8,763
SYSCO Corp.                     60,700           2,428
Terra Industries, Inc.          11,100             135
Tyson Foods, Inc. Class A       69,300           1,308
Universal Corp.                  9,500             365
Whitman Corp.                   41,900           1,100
Wm. Wrigley Jr. Co.             46,000           3,329
                                            ----------
                                               155,165
                                            ----------
GOLD--0.2 %
Battle Mountain Gold Co.        66,000             404
Homestake Mining Co.            37,800             468
Newmont Gold Co.                66,600           2,406
Newmont Mining Corp.            59,231           2,073
                                            ----------
                                                 5,351
                                            ----------
HEALTHCARE--9.9 %
Abbott Laboratories            287,700          17,640
Allegiance Corp.                14,920             414
Allergan, Inc.                  15,700             517
ALZA Corp.+                     27,600             719


                              Number          Value
                             of Shares        (000s)
                             ---------      ----------
American Home Products
  Corp.                        236,800      $   17,553
Amgen, Inc.                     95,200           4,689
Bausch & Lomb, Inc.             20,800             816
Baxter International, Inc.     106,600           4,930
Beckman Instruments, Inc.       16,300             642
Becton, Dickinson & Co.         42,100           1,939
Bergen Brunswig Corp.           39,353           1,577
Beverly Enterprises, Inc.+      48,400             723
Biogen, Inc.+                   26,000             871
Biomet, Inc.                    48,900           1,219
Boston Scientific Corp.+        68,471           3,115
Bristol-Myers Squibb Co.       370,700          32,529
C.R. Bard, Inc.                 13,600             377
Cardinal Health, Inc.           39,493           2,932
Centocor, Inc.+                 20,600             906
Chiron Corp.+                   64,612           1,244
Columbia/HCA Healthcare
  Corp.                        236,258           6,674
Crescendo Pharmaceuticals
  Corp. Class A+                 1,380              16
Dentsply International,
  Inc.                          18,000             511
Dura Pharmaceuticals, Inc.+     19,000             919
Eli Lilly & Co.                407,168          27,229
Forest Laboratories, Inc.+       9,300             430
Genentech, Inc.+                42,500           2,468
Genzyme Corp. (General
  Division)+                    28,800             788
Genzyme Corp. (Tissue
  Repair)+                         864               7
Guidant Corp.+                  54,336           3,124
HealthSouth Corp.+             154,200           3,942
Humana, Inc.+                   68,500           1,439
Idexx Laboratories, Inc.+        9,800             156
Interneuron
  Pharmaceuticals, Inc.+        10,500             122
Ivax Corp.+                     29,700             225
Johnson & Johnson              490,300          28,131
Jones Medical Industries,
  Inc.                          10,800             325
Lincare Holdings, Inc.+          7,500             402
Mallinckrodt, Inc.              25,600             960
Manor Care, Inc.                23,550             808
McKesson Corp.+                 19,500           2,093
Medtronic, Inc.                171,200           7,447
Merck & Co., Inc.              446,054          39,811
Mylan Laboratories, Inc.+       49,550           1,087
Omnicare, Inc.                  26,600             740
Pfizer, Inc.                   479,800          33,946
Quintiles Transnational
  Corp.+                        11,000             798
R.P. Scherer Corp.+             13,600             801

SCHWAB 1000 FUND(R)
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
October 31, 1997

                              Number          Value
                             of Shares        (000s)
                             ---------      ----------
Schering-Plough Corp.          272,200      $   15,260
St. Jude Medical, Inc.+         26,450             802
Stryker Corp.                   36,600           1,361
Sybron International Corp.+     29,800           1,196
Tenet Healthcare Corp.+        112,373           3,434
Thermo Cardiosystems, Inc.+      7,500             162
U.S. Surgical Corp.             20,700             558
United Healthcare Co.           75,400           3,492
Warner Lambert Co.             100,400          14,376
Watson Pharmaceuticals+         35,000           1,111
                                            ----------
                                               302,503
                                            ----------
HOUSEHOLD PRODUCTS--2.3%
Alberto-Culver Co. Class B      18,700             565
Avon Products, Inc.             45,200           2,961
Clorox Co.                      38,600           2,702
Colgate-Palmolive Co.          112,000           7,252
Dial Corp.                      20,100             339
Estee Lauder Companies
  Class A                       18,000             800
Gillette Co.                   209,205          18,632
International Flavors &
  Fragrances, Inc.              43,500           2,104
Procter & Gamble Co.           504,200          34,286
Tupperware Corp.                28,700             719
                                            ----------
                                                70,360
                                            ----------
IMAGING & PHOTO--0.3%
C-Cube Microsystems, Inc.+       8,000             190
Eastman Kodak Co.              121,900           7,299
Polaroid Corp.                  18,200             818
                                            ----------
                                                 8,307
                                            ----------
INSURANCE--4.7%
Aegon NV ARS***                 12,989           1,033
Aetna, Inc.                     54,665           3,885
AFLAC, Inc.                     49,825           2,535
Alleghany Corp.+                 2,953             791
Allmerica Financial Corp.       40,216           1,885
Allstate Corp.                 158,724          13,164
AMBAC Financial Group, Inc.     20,800             879
American Bankers Insurance
  Group, Inc.                   12,200             456
American General Corp.          96,546           4,924
American International
  Group, Inc.                  260,037          26,540
American National Insurance
  Co.                            7,900             758
Aon Corp.                       61,775           3,332
Chubb Corp.                     65,100           4,313


                              Number          Value
                             of Shares        (000s)
                             ---------      ----------
CIGNA Corp.                     29,400      $    4,564
Cincinnati Financial Corp.      24,538           2,224
CNA Financial Corp.+            25,400           3,151
Conseco, Inc.                   74,640           3,256
Equitable Companies, Inc.       81,100           3,340
Equitable of Iowa
  Companies****                 14,700             984
Erie Indemnity Co. Class A      40,000           1,220
Everest Reinsurance
  Holdings, Inc.                15,000             564
General Re Corp.                31,700           6,251
Hartford Financial Services
  Group                         43,900           3,556
Jefferson-Pilot Corp.           29,150           2,254
Liberty Financial Corp.          7,000             364
Lincoln National Corp.          33,900           2,331
Marsh & McLennan Companies,
  Inc.                          61,800           4,388
MBIA Corp.                      37,000           2,211
Mercury General Corp.           39,400           1,672
MGIC Investment Corp.           45,400           2,738
Ohio Casualty Corp.             17,300             766
Old Republic International
  Corp.                         30,850           1,103
Oxford Health Plans, Inc.+      29,900             772
Penncorp Financial Group,
  Inc.                           9,000             293
PMI Group, Inc.                 10,400             629
Progressive Corp.               33,900           3,534
Protective Life Corp.           13,800             730
Provident Companies, Inc.       91,992           3,070
Providian Financial Corp.       29,900           1,106
Reliance Group Holdings,
  Inc.                          34,000             429
Reliastar Financial Corp.       35,000           1,308
SAFECO Corp.                    54,600           2,600
St. Paul Companies, Inc.        34,100           2,726
SunAmerica, Inc.                67,650           2,431
TIG Holdings, Inc.              16,300             552
Torchmark Corp.                 49,700           1,982
Transamerica Corp.              26,500           2,675
Transatlantic Holdings,
  Inc.                          11,000             761
United Insurance Companies,
  Inc.+                         12,000             402
Unitrin, Inc.                   14,200             909
UNUM Corp.                      52,416           2,555
USF & G Corp.                   32,700             662
Western National Corp.          27,500             792
                                            ----------
                                               142,350
                                            ----------

--------------------------------------------------------------------------------

                              Number          Value
                             of Shares        (000s)
                             ---------      ----------
MEDIA--2.7%
A.H. Belo Corp. Class A         18,000      $      851
Ascent Entertainment Group,
  Inc.+                          8,309              82
BHC Communications, Inc.        11,700           1,445
Central Newspapers, Inc.
  Class A                        7,000             460
Chris-Craft Industries,
  Inc.+                         10,691             553
Clear Channel
  Communications, Inc.+         38,600           2,548
Comcast Corp. Class A          130,688           3,594
Cox Communications, Inc.
  Class A+                      87,306           2,685
Dow Jones & Co., Inc.           46,000           2,139
E.W. Scripps Co. Class A        31,675           1,328
Gannett Co., Inc.              100,600           5,288
Gaylord Entertainment Co.
  Class A+                      11,003             318
Harte Hanks Communications,
  Inc.                           9,100             316
K-III Communications Corp.+     38,000             475
King World Productions,
  Inc.                           9,000             425
Knight-Ridder, Inc.             28,800           1,505
Lee Enterprises, Inc.            7,000             186
Lin Television Corp.+           10,550             555
McClatchy Newspapers, Inc.
  Class A                       12,000             394
McGraw Hill Companies, Inc.     32,100           2,099
Meredith Corp.                  16,000             545
New York Times Co. Class A      34,013           1,862
Pulitzer Publishing Co.          3,066             165
Readers Digest Association,
  Inc.                          42,800             974
Regal Cinemas, Inc.+             7,500             173
SBC Communications, Inc.       335,082          21,316
Scholastic Corp.+                  700              28
Telecommunications, Inc.
  Series A (Liberty Media
  Group)+                       78,129           2,720
Telecommunications, Inc.
  Series A (TCI Group)+        245,346           5,628
Time Warner, Inc.              201,955          11,650
Times Mirror Co. Series A       36,400           1,970
Tribune Co.                     44,200           2,437
Viacom, Inc. Class A+           42,172           1,260
Viacom, Inc. Class B+          122,026           3,691
Washington Post Co.              4,300           1,866
                                            ----------
                                                83,531
                                            ----------
MISCELLANEOUS FINANCE--4.9 %
A.G. Edwards & Sons, Inc.       42,843           1,406
Advanta Corp. Class A           14,600             475

                              Number          Value
                             of Shares        (000s)
                             ---------      ----------
American Express Co.           169,400      $   13,213
Bear, Stearns & Co., Inc.       39,138           1,553
Beneficial Corp.                16,000           1,227
Berkshire Hathaway, Inc.+          469          20,491
Capital One Financial Corp.     27,000           1,232
Charles Schwab Corp.            92,250           3,148
Charter One Financial, Inc.     33,731           1,961
Countrywide Credit
  Industries, Inc.              35,985           1,235
Donaldson Lufkin & Jenrette     17,300           1,215
Freddie Mac                    255,400           9,673
Fannie Mae                     397,000          19,230
Finova Group, Inc.              21,600             949
Franklin Resources, Inc.        46,300           4,161
Golden State Bancorp, Inc.+     14,000             466
Golden West Financial Corp.     19,200           1,666
GP Financial Corp.              14,100             908
Green Tree Financial Corp.      44,000           1,854
H.F. Ahmanson & Co.             40,300           2,378
Household International,
  Inc.                          41,000           4,643
Lehman Brothers Holdings,
  Inc.                          34,880           1,642
Leucadia National Corp.         30,000           1,039
Mercury Finance Co.             64,563              73
Merrill Lynch & Co., Inc.+     118,600           8,020
Money Store, Inc.               15,000             426
Morgan Stanley, Dean
  Witter, Discover & Co.       216,605          10,614
PaineWebber Group, Inc.         39,125           1,729
Provident Financial Group,
  Inc.                          10,200             469
Salomon, Inc.                   37,100           2,882
SLM Holding Corp.               20,100           2,822
T. Rowe Price Associates,
  Inc.                          24,200           1,603
TCF Financial Corp.             12,800             728
Travelers Group, Inc.          236,433          16,550
United Asset Management
  Corp.                         18,400             488
Washington Federal, Inc.        14,000             413
Washington Mutual, Inc.         98,245           6,724
Wesco Financial Corp.            2,100             672
                                            ----------
                                               149,978
                                            ----------
MOTOR VEHICLE--2.0 %
Chrysler Corp.                 246,600           8,693
Cummins Engine Co., Inc.        10,400             634
Dana Corp.                      36,300           1,699
Eaton Corp.                     32,100           3,102

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--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
October 31, 1997

                              Number          Value
                             of Shares        (000s)
                             ---------      ----------
Echlin, Inc.                    22,800      $      747
Ford Motor Co.                 436,500          19,069
General Motors Corp.           273,400          17,549
General Motors Corp. Class
  H                             38,000           2,404
Genuine Parts Co.               58,575           1,834
Harley-Davidson, Inc.           71,400           1,981
Paccar, Inc.                    30,120           1,357
TRW, Inc.                       47,700           2,731
                                            ----------
                                                61,800
                                            ----------
NON-FERROUS--0.4%
Alumax, Inc.+                   25,500             829
Aluminum Company of America     63,000           4,600
Asarco, Inc.                    10,800             296
Cyprus Amax Minerals Co.        31,200             653
Engelhard Corp.                 44,687             776
Freeport-McMoRan Copper &
  Gold, Inc. Class A            29,531             681
Freeport-McMoRan Copper &
  Gold, Inc. Class B            63,894           1,525
Phelps Dodge Corp.              22,200           1,651
Reynolds Metals Co.             28,800           1,755
                                            ----------
                                                12,766
                                            ----------
OIL-DOMESTIC--1.1%
Amerada Hess Corp.              30,100           1,849
Ashland, Inc.                   23,600           1,125
Atlantic Richfield Co.         117,200           9,648
Fina, Inc.                       8,000             508
Kerr-McGee Corp.                17,000           1,149
Monterey Resources, Inc.        17,025             339
Murphy Oil Corp.                22,370           1,296
Oryx Energy Co.+                28,200             777
Pennzoil Co.                    13,800           1,021
Phillips Petroleum Co.          95,700           4,629
Pogo Producing Co.              10,000             362
Santa Fe Energy Resources,
  Inc.+                         38,600             504
Sun, Inc.                       31,900           1,278
Tosco Corp.                     48,600           1,604
TransTexas Gas Corp.+           22,000             418
Ultramar Diamond Shamrock
  Corp.                         30,800             951
Unocal Corp.                    95,534           3,941
USX-Marathon Group             101,000           3,611
                                            ----------
                                                35,010
                                            ----------
OIL-INTERNATIONAL--4.1%
Amoco Corp.                    181,000          16,595
Chevron Corp.                  238,400          19,772


                              Number          Value
                             of Shares        (000s)
                             ---------      ----------
Exxon Corp.                    919,400      $   56,487
Mobil Corp.                    287,000          20,897
Texaco, Inc.                   195,600          11,137
                                            ----------
                                               124,888
                                            ----------
PAPER--1.2 %
Boise Cascade Corp.             23,000             796
Bowater, Inc.                   13,600             569
Champion International
  Corp.                         38,500           2,125
Consolidated Papers, Inc.       17,100             888
Georgia-Pacific Corp.+          32,300           2,739
International Paper Co.        110,100           4,955
Kimberly-Clark Corp.           209,660          10,888
Louisiana-Pacific Corp.         36,500             767
Mead Corp.                      18,400           1,113
Potlatch Corp.                   9,300             464
Rayonier, Inc.                  13,875             606
St. Joe Corp.                    9,100             867
Temple Inland, Inc.             19,400           1,113
Union Camp Corp.                26,300           1,425
Westvaco Corp.                  43,300           1,421
Weyerhaeuser Co.                74,400           3,553
Willamette Industries, Inc.     34,000           1,124
                                            ----------
                                                35,413
                                            ----------
PRODUCER GOODS & MANUFACTURING--5.6 %
Aeroquip-Vickers, Inc.           7,000             364
AGCO, Inc.                      19,600             568
Airgas, Inc.+                   20,600             321
Allied Signal, Inc.            209,800           7,553
American Financial Group,
  Inc.                          24,100             917
American Standard Corp.+        25,500             912
Avery Dennison Corp.            36,800           1,465
Blyth Industries, Inc.+         15,000             373
Boise Cascade Office
  Products Corp.+               16,400             312
Briggs & Stratton Corp.         16,300             811
Case Corp.                      23,900           1,430
Caterpillar, Inc.              133,600           6,847
Commscope Inc.+                 12,333             136
Cooper Industries, Inc.         45,300           2,361
Corporate Express, Inc.+        34,350             505
Deere & Co.                     94,500           4,973
Dover Corp.                     44,600           3,011

--------------------------------------------------------------------------------

                              Number          Value
                             of Shares        (000s)
                             ---------      ----------
Emerson Electric Co.           161,400      $    8,463
Federal Signal Corp.            10,066             243
FMC Corp.+                      13,600           1,099
Foster Wheeler Corp.             9,800             322
General Electric Co.         1,217,700          78,615
Halter Marine Group, Inc.+       4,158             218
Harnischfeger Industries,
  Inc.                          22,500             886
Harsco Corp.                    14,800             614
Herman Miller, Inc.             14,200             694
Hillenbrand Industries,
  Inc.                          27,000           1,154
Hubbell, Inc. Class B           26,938           1,187
Illinois Tool Works, Inc.       94,600           4,653
Ingersoll-Rand Co.              65,550           2,552
ITT Industries, Inc.            50,600           1,597
Johns Manville Corp.            49,300             595
Johnson Controls, Inc.          28,600           1,283
Kennametal, Inc.                 9,700             470
Mark IV Industries, Inc.        15,405             374
Millipore Corp.                 12,400             485
Nordson Corp.                    5,300             263
Pall Corp.                      40,233             832
Parker-Hannifin Corp.           36,375           1,521
Pentair, Inc.                   21,200             819
Precision Castparts Corp.        7,100             418
Prestek, Inc.+                   8,000             248
Raychem Corp.                   15,400           1,395
Smith International, Inc.+      17,000           1,296
Tecumseh Products Co. Class
  A                              6,500             337
Tenneco, Inc.                   70,500           3,168
Thermo Instruments Systems,
  Inc.+                         41,737           1,505
Timken Co.                      18,600             623
Trinity Industries, Inc.        11,950             535
Tyco International Ltd.+       208,228           7,861
U.S. Filter Corp.+              25,000           1,003
Ucar International, Inc.+       14,000             525
W.W. Grainger, Inc.             15,800           1,382
Westinghouse Electric Corp.    264,807           7,001
York International Corp.        23,400           1,068
                                            ----------
                                               170,163
                                            ----------
RAILROAD--0.7 %
Alexander & Baldwin, Inc.       21,700             597
Burlington Northern Santa
  Fe Corp.                      57,451           5,458
CSX Corp.                       77,700           4,249
Illinois Central Corp.
  Class A                       15,525             553

                              Number          Value
                             of Shares        (000s)
                             ---------      ----------
Kansas City Southern
  Industries, Inc.+             44,100      $    1,345
Norfolk Southern Corp.         146,100           4,693
Union Pacific Corp.             89,761           5,498
Wisconsin Central
  Transportation Corp.+         12,900             402
                                            ----------
                                                22,795
                                            ----------
REAL PROPERTY--0.2 %
Doubletree Corp.+               11,000             458
HFS, Inc.+                      65,425           4,613
Host Marriott Corp.+            67,500           1,409
Rouse Co.                       22,500             624
Sunburst Hospitality Corp.+      4,850              49
                                            ----------
                                                 7,153
                                            ----------
RETAIL--5.2 %
Albertson's, Inc.               89,200           3,289
American Stores Co.             93,400           2,399
AutoZone, Inc.+                 52,000           1,537
Bed Bath & Beyond, Inc.+        24,800             787
Borders Group+                  22,000             571
CDW Computer Centers, Inc.+      6,400             397
Circuit City Stores, Inc.       33,800           1,348
CompUSA, Inc.+                  26,000             852
Consolidated Stores Corp.+      30,312           1,209
Costco Companies, Inc.+         80,704           3,107
CUC International, Inc.+       165,037           4,869
CVS Corp.                       63,057           3,866
Dayton Hudson Corp.             80,500           5,056
Dillards Inc. Class A           42,200           1,619
Dollar General Corp.            34,937           1,155
Family Dollar Stores, Inc.      69,750           1,639
Fastenal Co.                     9,700             475
Federated Department
  Stores, Inc.+                 80,200           3,529
Food Lion, Inc. Class A        150,450           1,166
Food Lion, Inc. Class B         64,800             488
Fred Meyer, Inc.+               56,000           1,600
Gap, Inc.                      102,000           5,425
General Nutrition
  Companies, Inc.+              23,600             743
Giant Food, Inc. Class A        13,700             420
Global Directmail Corp.+        10,000             184
Great Atlantic & Pacific
  Tea Co., Inc.                  5,700             175
Hannaford Bros. Co., Inc.       13,300             503
Harcourt General, Inc.          20,200           1,011

SCHWAB 1000 FUND(R)
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
October 31, 1997

                              Number          Value
                             of Shares        (000s)
                             ---------      ----------
Home Depot, Inc.               264,449      $   14,710
International Game
  Technology                    33,600             859
Intimate Brands                100,000           2,138
J.C. Penney Co., Inc.          102,800           6,033
K Mart Corp.+                  165,700           2,185
Kohl's Corp.+                   29,200           1,960
Kroger Co.+                     86,400           2,819
Limited, Inc.                   94,819           2,234
Lowe's Companies, Inc.          66,100           2,751
May Department Stores Co.       90,900           4,897
Mercantile Stores Co., Inc.     18,300           1,079
Nordstrom, Inc.                 36,900           2,260
Office Depot, Inc.+             48,300             996
Officemax, Inc.+                56,100             750
Payless Shoesource, Inc.+       19,600           1,093
Pep Boys-Manny Moe & Jack       13,700             345
PETsMART, Inc.+                 14,800             113
Rite Aid Corp.                  46,450           2,758
Ross Stores, Inc.               16,000             598
Safeway, Inc.+                  84,540           4,914
Sears Roebuck & Co.            147,100           6,160
Sotheby's Holdings, Inc.
  Class A+                      18,700             351
Southland Corp.+               100,000             241
Staples, Inc.+                  58,605           1,538
Tandy Corp.                     36,116           1,241
Tiffany & Co.                   10,000             395
TJX Companies, Inc.             52,200           1,546
Toys 'R' Us, Inc.+             105,480           3,593
Viking Office Products,
  Inc.+                         56,200           1,345
Wal Mart Stores, Inc.          840,500          29,523
Walgreen Co.                   177,400           4,989
Weis Markets, Inc.               7,900             274
Winn Dixie Stores, Inc.         50,300           1,867
Woolworth Corp.+                49,000             931
                                            ----------
                                               158,905
                                            ----------
STEEL--0.2 %
AK Steel Holding Corp.           7,500             316
Allegheny Teledyne, Inc.        58,280           1,533
LTV Corp.                       19,200             234
Nucor Corp.                     35,100           1,835
USX-U.S. Steel Group            27,160             923
Worthington Industries,
  Inc.                          21,700             449
                                            ----------
                                                 5,290
                                            ----------
TELEPHONE--5.6%
360 Communications Co.+         47,578           1,005
Adtran, Inc.+                    9,600             346

                              Number          Value
                             of Shares        (000s)
                             ---------      ----------
AirTouch Communications,
  Inc.+                        189,200      $    7,308
Alltel Corp.                    68,500           2,423
Ameritech Corp.                204,000          13,260
Andrew Corp.                    25,612             594
Aspect Telecommunications
  Corp.+                        10,000             240
AT&T Corp.+                    608,617          29,785
Bell Atlantic Corp.            290,643          23,215
BellSouth Corp.                373,500          17,671
Century Telephone
  Enterprises, Inc.             28,750           1,220
Cincinnati Bell, Inc.           46,800           1,264
COMSAT Corp.                    17,000             389
DSC Communications Corp.+       49,800           1,214
Frontier Corp.                  62,450           1,350
GTE Corp.                      356,400          15,125
LCI International, Inc.+        39,000           1,009
MCI Communications Corp.       254,600           9,038
Nextel Communications,
  Inc.+                         96,100           2,523
Nextlevel Systems, Inc.+        37,000             500
Paging Network, Inc.+           30,300             375
Pairgain Technologies,
  Inc.+                         29,000             819
Pioneer Natural Resources
  Company                       29,400           1,178
Southern New England
  Telecommunications Corp.      23,800           1,020
Sprint Corp.                   157,334           8,181
Telephone & Data Systems,
  Inc.                          20,100             854
Tellabs, Inc.+                  69,600           3,758
U.S. Cellular Corp.+            28,800             936
U.S. West, Inc.
  (Communications Group)       174,110           6,932
U.S. West, Inc. (Media
  Group)+                      234,700           5,926
WorldCom, Inc.+                327,979          11,028
                                            ----------
                                               170,486
                                            ----------
TOBACCO--1.5%
Gallaher Group
  PLC-Sponsored ADR**+          51,300             984
Loew's Corp.                    45,000           5,026
Philip Morris Companies.,
  Inc.                         890,100          35,270
RJR Nabisco Holdings Corp.     126,736           4,016
UST, Inc.                       65,200           1,952
                                            ----------
                                                47,248
                                            ----------

--------------------------------------------------------------------------------

                              Number          Value
                             of Shares        (000s)
                             ---------      ----------
TRANSPORTATION-MISCELLANEOUS--0.1%
Federal Express Corp.+          38,600      $    2,576
Pittston Service Group           9,900             358
Ryder Systems, Inc.             33,800           1,183
                                            ----------
                                                 4,117
                                            ----------
TRAVEL & RECREATION--1.3%
Acxiom Corp.+                   16,000             263
Brunswick Corp.                 28,900             975
Callaway Golf Co.               19,000             613
Circus Circus Enterprises,
  Inc.+                         25,400             565
Extended Stay America,
  Inc.+                         20,400             268
Harrah's Entertainment,
  Inc.+                         47,100             927
Hilton Hotels Corp.             96,200           2,964
ITT Corp.+                      52,900           3,951
La Quinta Inns, Inc.            19,200             343
Marriott International,
  Inc.                          46,100           3,215
MGM Grand, Inc.+                27,500           1,207
Mirage Resorts, Inc.+           69,100           1,728
Promus Hotel Corp.+             15,200             597
Walt Disney Co.                250,907          20,637
                                            ----------
                                                38,253
                                            ----------
UTILITIES--3.9%
AES Corp.+                      70,318           2,786
AGL Resources, Inc.             14,600             265
Allegheny Energy, Inc.          42,100           1,189
American Electric Power
  Co., Inc.                     68,900           3,256
American Water Works Co.,
  Inc.                          19,600             443
Baltimore Gas & Electric
  Co.                           47,150           1,294
Boston Edison Co.               12,900             407
CalEnergy Co., Inc.+            21,900             750
Carolina Power & Light Co.      50,500           1,805
Centerior Energy Corp.          48,600             632
Central & South West
  Services Corp.                75,800           1,634
Cinergy Corp.                   67,565           2,230
Cipsco, Inc.                    11,000             422
Citizens Utilities Company
  Class B+                      77,952             775
CMS Energy Corp.                37,900           1,383
Coastal Corp.                   43,300           2,603
Columbia Gas System, Inc.       19,100           1,380
Consolidated Edison Co. of
  New York, Inc.                88,700           3,038
Consolidated Natural Gas
  Co.                           30,400           1,644
Delmarva Power & Light Co.      15,700             311
Dominion Resources, Inc.        68,650           2,553
DPL, Inc.                       38,850             964

                              Number          Value
                             of Shares        (000s)
                             ---------      ----------
DQE, Inc.                       29,050      $      899
DTE Energy Co.                  52,100           1,602
Duke Power Co.                 131,931           6,364
Edison International           145,600           3,731
El Paso Natural Gas Co.         19,684           1,180
Enova Corp.                     42,700           1,038
Enron Corp.                    114,569           4,354
Entergy Corp.                   92,421           2,259
Equitable Resources, Inc.        5,100             162
Florida Progress Corp.          30,400             990
FPL Group, Inc.                 67,200           3,473
GPU, Inc.                       42,600           1,542
Hawaiian Electric
  Industries, Inc.               7,900             299
Houston Industries, Inc.       131,917           2,869
Idaho Power Co.                 21,400             682
Illinova Corp.                  16,300             363
Ipalco Enterprises, Inc.        11,000             385
K N Energy, Inc.                 7,000             305
Kansas City Power & Light
  Co.                           15,900             466
Keyspan Energy Corp.            22,350             694
Ku Energy Corp.                 26,500             911
LG & E Energy Corp.             25,900             550
Long Island Lighting Co.        36,800             927
MCN Corp.                       35,600           1,233
Midamerican Energy Holdings
  Co.                           34,461             616
Montana Power Co.               17,900             453
National Fuel Gas Co.           16,600             732
New Century Energies Inc.+      37,700           1,574
New England Electric Co.        28,800           1,129
New York State Electric &
  Gas Corp.                     16,400             438
Niagara Mohawk Power Corp.+     25,200             244
NICOR, Inc.                     10,300             397
Nipsco Industries, Inc.         30,900           1,358
Northeast Utilities             41,000             472
Northern States Power Co.       24,200           1,219
Ohio Edison Co.                 54,000           1,337
Oklahoma Gas & Electric Co.     10,200             494
Pacific Enterprises, Inc.       32,800           1,072
Pacific Gas & Electric
  Corp.                        151,458           3,872
PacifiCorp.                    119,500           2,592
PECO Energy Co.                 78,500           1,781
Peoples Energy Corp.             9,500             340
Pinnacle West Capital Co.       32,300           1,124
Potomac Electric Power Co.      49,400           1,108
PP&L Resources, Inc.            54,720           1,183

SCHWAB 1000 FUND(R)
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
October 31, 1997

                              Number          Value
                             of Shares        (000s)
                             ---------      ----------
Public Service Enterprise
  Group, Inc.                   92,300      $    2,394
Puget Sound Power & Light
  Co.                           28,200             751
Questar Corp.                   17,900             691
Scana Corp.                     45,800           1,156
Seagull Energy Corp.+           19,000             464
Sonat, Inc.                     25,600           1,176
Southern Co.                   263,700           6,049
Teco Energy, Inc.               47,200           1,127
Texas Utilities Co.             85,812           3,079
Unicom Corp.                    83,500           2,338
Union Electric Co.              33,800           1,274
Utilicorp United, Inc.          13,900             439
Washington Water Power Co.       7,700             154
Western Resources, Inc.         27,231           1,014
Williams Companies, Inc.        56,090           2,857
Wisconsin Energy Corp.          39,600           1,002
                                            ----------
                                               118,542
                                            ----------
TOTAL COMMON STOCK
  (Cost $1,994,858)                          3,033,013
                                            ----------
PREFERRED STOCK--0.0%
HEALTHCARE--0.0 %
Fresenius National Medical,
  Inc.+                         24,900               1
                                            ----------
                              Number          Value
                             of Shares        (000s)
                             ---------      ----------
INSURANCE--0.0 %
Aetna, Inc. 6.25% Class C
  (Voting)                       2,922      $      210
                                            ----------
TOTAL PREFERRED STOCK
  (Cost $191)                                      211
                                            ----------

                                              Value
                               Par            (000s)
                           -----------      ----------
REPURCHASE AGREEMENTS--0.6%
PNC BANK, N.A. 4.75%,
  Dated 10/31/97; Due
  11/3/97, Collateralized
  by: Federal National
  Mortgage Assoc. CMO:
  $17,775,000 Par; 6.50%
  Due 9/25/20              $17,276,000          17,276
                                            ----------
TOTAL REPURCHASE
  AGREEMENTS
  (Cost $17,276)                                17,276
                                            ----------
TOTAL INVESTMENTS--100.0%
  (Cost $2,012,325)                         $3,050,500
                                            ==========

See accompanying Notes to Schedule of Investments and Notes to Financial Statements.

SCHWAB SMALL-CAP INDEX FUND(R)
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
October 31, 1997

                                Number         Value
                              of Shares        (000s)
                              ----------      --------
COMMON STOCK--99.0%
AEROSPACE/DEFENSE--1.0%
AAR Corp.                         11,400      $    408
Alliant Techsystems, Inc.+         7,500           446
Coltec Industries, Inc.+          24,400           488
GenCorp., Inc.                    25,200           616
Northrop Grumman Corp.             4,682           512
OEA, Inc.                         14,400           580
Orbital Sciences Corp.+           17,600           429
Rohr, Inc.+                       18,900           573
Thiokol Corp.                     11,700         1,071
                                              --------
                                                 5,123
                                              --------
AIR TRANSPORTATION--0.6%
America West Holding Corp.
  Class B+                        27,500           407
ASA Holdings, Inc.                21,100           588
Continental Airlines, Inc.
  Class B+                        15,000           649
Offshore Logistics, Inc.+         11,900           250
US Airways Group, Inc.+           17,200           806
Valujet, Inc.+                    50,300           296
                                              --------
                                                 2,996
                                              --------
ALCOHOLIC BEVERAGES--0.3%
Adolph Coors Co. Class B          22,600           798
Canandaigua Wine Co., Inc.
  Class A+                        13,300           660
                                              --------
                                                 1,458
                                              --------
APPAREL--1.0%
Brown Group, Inc.                  9,400           142
Burlington Industries, Inc.+      36,500           545
Guilford Mills, Inc.              12,400           296
Kellwood Co.                      15,000           518
Men's Wearhouse, Inc.+            12,200           473
Phillips-Van Heusen Corp.         22,200           316
Springs Industries, Inc.          12,200           566
St. John Knits, Inc.               9,900           398
Stride Rite Corp.                 31,300           368
Talbots, Inc.                     14,200           341
Timberland Co. Class A+            7,800           563
Wolverine World Wide, Inc.        25,200           554
                                              --------
                                                 5,080
                                              --------
AUTOMOTIVE PRODUCTS--0.3%
Carlisle Companies, Inc.          20,400           882
Discount Auto Parts, Inc.+         9,400           197
O'Reilly Automotive, Inc.         16,300           397
                                              --------
                                                 1,476
                                              --------

                                Number         Value
                              of Shares        (000s)
                              ----------      --------
BANKS--7.7%
ALBANK Financial Corp.             7,920      $    366
Associated Banc-Corp              35,158         1,760
B B & T Corp.                     12,428           677
Bancorp South, Inc.               16,200           616
Bankers Trust New York Corp.       7,470           881
Banknorth Group, Inc.
  Delaware                         5,500           333
Centura Banks, Inc.                5,900           341
Chemical Financial Corp.           7,884           323
Citizens Banking Corp.            11,500           490
City National Corp.               30,300           911
CNB Bancshares, Inc.              12,192           486
Colonial BancGroup, Inc.          25,300           751
Commerce Bancorp, Inc.-New
  Jersey                          11,800           465
Community First Bankshares,
  Inc.                            11,100           530
Corus Bankshares, Inc.            10,300           361
Crestar Financial Corp.            5,260           249
Cullen/Frost Bankers, Inc.        14,400           727
Deposit Guaranty Corp.            14,800           546
F & M National Corp.              15,855           493
First Citizens BancShares,
  Inc. Class A                     6,700           657
First Colorado Bancorp, Inc.       8,000           163
First Commerce Bancshares,
  Inc.                            10,500           247
First Commonwealth Financial
  Corp.                           17,200           404
First Financial Bancorp           10,131           484
First Midwest Bancorp, Inc.        9,000           326
Firstbank of Illinois Co.          9,900           314
Fort Wayne National Corp.         13,050           473
Fulton Financial Corp.            24,821           720
Hancock Holding Co.                7,430           407
HUBCO, Inc.                       13,356           465
Huntington Bancshares, Inc.       18,952           612
Imperial Bancorp                  16,998           742
Jefferson Bankshares, Inc.         8,600           409
Keystone Financial, Inc.          33,280         1,144
Long Island Bancorp, Inc.         16,300           725
MAF Bancorp, Inc.                 13,500           434
Magna Group, Inc.                 21,700           857
Mercantile Bancorporation,
  Inc.                            21,292         1,034

SCHWAB SMALL-CAP INDEX FUND(R)
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
October 31, 1997

                                Number         Value
                              of Shares        (000s)
                              ----------      --------
Mid-Am, Inc.                      17,881      $    360
National Bancorp of Alaska,
  Inc.                             5,200           525
National Commerce Bancorp         33,000           978
New York Bancorp, Inc.            11,799           404
North Fork Bancorporation,
  Inc.                            39,800         1,172
ONBANCorp., Inc.                   8,400           545
One Valley Bancorp of West
  Virginia, Inc.                  17,656           706
Park National Corp.                6,100           524
People's Bank-Bridgeport          19,800           648
Provident Bankshares Corp.         8,905           481
Queens County Bancorp, Inc.       11,996           435
Riggs National Corp.              17,300           398
S & T Bancorp, Inc.               11,300           458
Sumitomo Bank of California        9,800           461
Summit Bancorp                    13,962           596
Susquehanna Bancshares, Inc.      16,250           494
T R Financial Corp.               13,300           436
TrustCo Bank Corp.-New York       13,511           324
Trustmark Corp.                   20,900           645
U S Trust Corp.                   12,700           743
UMB Financial Corp.               13,574           699
Union Planters Corp.               5,337           317
United Bankshares, Inc.            9,200           413
UST Corp.                         20,700           536
Valley National Bancorp           26,977           850
Westamerica Bancorp                9,200           810
Whitney Holding Corp.             13,600           673
Zions Bancorporation              18,000           700
                                              --------
                                                38,254
                                              --------
BUSINESS MACHINES & SOFTWARE--6.5%
3COM Corp.+                       23,800           986
Analogic Corp.                     7,800           289
Applied Magnetics Corp.+          13,000           299
Avant Corp.+                      15,900           417
BancTec, Inc.+                    15,900           364
Black Box Corp.+                  11,200           459
Boole & Babbage, Inc.             13,900           403
Broderbund Software, Inc.+        14,100           409
Cisco Systems, Inc.+               2,800           230
Clarify, Inc.                      6,500            85
Computer Horizons Corp.           17,500           532
Computer Products, Inc.+          13,700           373
Computer Sciences Corp.+           6,320           448
Compuware Corp.+                  27,400         1,812
Comverse Technology, Inc.+        15,100           623
Data General Corp.+               30,500           587
Dell Computer Corp.+              25,200         2,019

                                Number         Value
                              of Shares        (000s)
                              ----------      --------
Dialogic Corp.+                   10,400      $    429
FileNet Corp.+                    13,000           293
Geoworks+                         13,900           177
GT Interactive Software
  Corp.+                          46,000           454
HCIA, Inc.+                        5,300            66
Hewlett-Packard Co.               10,800           666
HNC Software, Inc.+               13,700           507
Hyperion Software Corp.+          13,600           519
Inacom Corp.+                      6,400           197
INSO Corp.+                       14,100           171
Intergraph Corp.+                 29,000           312
Learning Company, Inc.+           31,100           587
Legato Systems, Inc.              10,800           462
Manugistics Group, Inc.           14,400           513
McAfee Associates, Inc.+          16,012           797
Medic Computer Systems, Inc.      14,600           509
Microchip Technology, Inc.        17,550           700
National Computer Systems,
  Inc.                             9,400           357
National Instruments Corp.        13,300           605
Network Appliance, Inc.+           9,700           487
Network General Corp.              7,000           142
Novellus Systems, Inc.            21,200           943
Oak Technology, Inc.+             34,200           329
Objective Systems
  Integrators, Inc.+              23,300           290
PeopleSoft, Inc.+                  2,400           151
Pixar, Inc.+                      24,600           590
Platinum Technology, Inc.+        40,000           970
Policy Management Systems
  Corp.+                          11,300           692
Project Software &
  Development, Inc.+               9,100           210
Quantum Corp.+                    43,600         1,379
Read-Rite Corp.+                  16,800           334
Safeguard Scientifics, Inc.       21,100           654
Scopus Technology, Inc.              500             7
Security Dynamics
  Technologies, Inc.+              8,200           278
Sequent Computer Systems,
  Inc.+                           27,600           578
Stratus Computer, Inc.+           14,400           509
System Software Associates,
  Inc.+                           25,900           304
Transaction Systems
  Architects, Inc.                16,300           638
Vantive Corp.                     13,100           331
Veritas DGC, Inc.+                13,300           544
Veritas Software Co.              19,425           809

--------------------------------------------------------------------------------

                                Number         Value
                              of Shares        (000s)
                              ----------      --------
Videoserver, Inc.+                15,200      $    192
Visio Corp.                       19,400           721
Wang Laboratories, Inc.+          25,300           585
Wind River Systems, Inc.          17,175           659
Xircom, Inc.+                     12,800           128
Zitel Corp.                       14,100           200
                                              --------
                                                32,310
                                              --------
BUSINESS SERVICES--11.4%
ABM Industries, Inc.              15,200           412
ABR Information Services,
  Inc.                            16,000           376
Access Health, Inc.+              11,000           382
Ackerley, Inc.                    11,800           208
Act Networks, Inc.+                3,200            30
Advo, Inc.+                       19,000           426
Allied Waste Industries,
  Inc.+                           48,100           980
American Business
  Information, Inc.               13,450           175
American Business
  Information, Inc. Class A+      13,450           141
American Business Products,
  Inc.                             9,300           187
American Homepatient, Inc.        12,250           315
Amresco, Inc.                     22,500           706
Analysts International Corp.       8,700           393
Apollo Group, Inc. Class A+       14,337           606
Apria Healthcare Group,
  Inc.+                           32,400           492
Aspen Technology, Inc.            11,000           414
BDM International, Inc.           15,800           350
Bell & Howell Co.+                16,900           466
BISYS Group, Inc.+                18,500           576
Bowne & Co., Inc.                 12,000           419
BRC Holdings, Inc.+                3,700           139
Brightpoint, Inc.                 15,325           506
Camco International, Inc.         16,720         1,208
CDI Corp.+                        11,800           463
Cellstar Corp.                    19,400           658
Cellular Technical Services,
  Inc.                            10,300            51
Cerner Corp.+                     23,000           558
Checkfree Corp.+                  37,000           999
Ciber, Inc.                       13,800           611
CKS Group, Inc.+                   9,600           348
Clintrials Research, Inc.          9,800            88
Compucom System, Inc.+            27,400           259
Computer Task Group, Inc.         13,600           384
Computervision Corp.+             35,400           100
Concentra Managed Care,
  Inc.+                           24,530           800
Concord EFS, Inc.+                23,175           688
Consolidated Graphics, Inc.        8,900           462
Corestaff, Inc.                   20,800           515

                                Number         Value
                              of Shares        (000s)
                              ----------      --------

Corrections Corp. of
  America+                        15,200      $    464
Creative Biomolecules, Inc.+      27,500           254
Culligan Water Technologies,
  Inc.+                           14,632           624
Curative Technologies, Inc.+      10,200           307
Dames & Moore, Inc.                7,400            92
DeVRY, Inc.                       21,000           554
Dionex Corp.+                      8,700           434
Dynatech Corp.+                   12,100           413
Employee Solutions, Inc.          55,500           354
Envoy Corp.+                      13,800           386
Equity Corp. International        13,100           267
Express Scripts, Inc. Class
  A+                              10,500           592
Fair, Issac & Co., Inc.            9,500           413
FPA Medical Management,
  Inc.+                           22,100           533
Franklin Covey Co.+               14,800           332
G&K Services, Inc. Class A        14,850           535
Gartner Group, Inc. Class A+      11,600           328
GranCare, Inc.+                   18,300           206
HA-LO Industries, Inc.            13,425           376
HBO & Co.                         10,400           452
Healthplan Services Corp.         10,200           215
Henry Jack & Associates,
  Inc.                            10,850           279
IDX Systems Corp.+                16,100           543
Information Resources, Inc.+      15,900           262
Integrated Health Services,
  Inc.                            28,628           909
Integrated Systems, Inc.
  Class A+                        16,800           296
Interim Services, Inc.            22,600           592
ITT Educational Services,
  Inc.                            20,700           499
Jacobs Engineering Group,
  Inc.+                           14,900           402
Keane, Inc.+                      28,400           841
Kirby Corp.+                      13,300           263
Laboratory Corp. of America
  Holdings                        53,100           126
Learning Tree International,
  Inc.                            16,600           577
Maxicare Health Plans, Inc.+       9,700           136
Medaphis Corp.+                   37,300           226
Mentor Graphics Corp.+            47,200           516
Metromedia International
  Group, Inc.+                    42,400           488
Micro Warehouse, Inc.+            20,100           302
National Data Corp.                5,300           196
National Surgery Centers,
  Inc.                            15,550           389
Network Equipment
  Technologies+                   21,100           359
Neuromedical Systems, Inc.+       12,800            59
Norrell Corp. Georgia             17,700           516

SCHWAB SMALL-CAP INDEX FUND(R)
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
October 31, 1997

                                Number         Value
                              of Shares        (000s)
                              ----------      --------
OAO Technology Solutions,
  Inc.+                            4,220      $     17
Oceaneering International,
  Inc.+                           14,700           365
Ogden Corp.                       30,100           760
Orthodontic Centers of
  America, Inc.                   27,300           473
PAXAR Corp.                       35,635           606
Payment Services, Inc.            28,300           456
Pediatrix Medical Group+           9,200           389
PhyCor, Inc.+                     10,350           239
Physician Reliance Network,
  Inc.                            31,100           358
Physicians Computer Network,
  Inc.+                           15,000            82
Physicians Resource Group,
  Inc.+                           14,000           126
Pre-Paid Legal Services,
  Inc.+                           12,300           372
PSInet, Inc.+                     20,800           174
Radisys Corp.+                     6,300           293
Registry, Inc.+                    1,060            44
Renters Choice, Inc.+             15,300           340
Republic Industries, Inc.+        31,200           920
Robert Half International,
  Inc.+                           23,700           970
Rollins, Inc.                     18,300           391
Rural/Metro Corp.+                11,100           386
S.E. Rykoff & Co.                 16,350           352
Safety-Kleen Corp.                34,600           766
Scientific Games Holdings
  Corp.+                           5,500           119
Seacor Holdings, Inc.+             8,500           554
SEI Corp.                         13,400           570
Sitel Corp.                       19,300           171
SPS Transaction Services,
  Inc.+                           17,800           377
Standard Register Co.             19,700           638
Stewart Enterprises, Inc.
  Class A                          7,950           330
Structural Dynamics Research
  Corp.+                          20,500           392
Sun Healthcare Group, Inc.+       30,208           600
Sylvan Learning Systems,
  Inc.                            16,400           691
Symantec Corp.+                   37,700           825
Synetic, Inc.+                    10,400           403
Systemsoft Corp.                  12,200            97
Technology Solutions Co.          17,050           537
Tetra Technologies, Inc.+          7,200           166
Total Renal Care Holdings,
  Inc.                            27,666           852
True North Communications,
  Inc.                            16,800           382
U.S.A. Waste Services, Inc.+      51,662         1,905
Universal Health Services,
  Inc. Class B                    22,400           987
Valassis Communications,
  Inc.+                           24,100           711
Viasoft, Inc.                     12,600           517

                                Number         Value
                              of Shares        (000s)
                              ----------      --------
Volt Information Sciences,
  Inc.                             8,550      $    590
Wackenhut Corrections Corp.       13,500           388
Wallace Computer Service,
  Inc.                             9,200           354
Zebra Technologies Corp.
  Class A+                        13,400           419
                                              --------
                                                56,252
                                              --------
CHEMICAL--1.8%
Calgon Carbon Corp.               23,100           273
Cambrex Corp.                      8,750           419
Chemed Corp.                       7,500           304
Dexter Corp.                      16,400           644
Ferro Corp.                       16,400           614
Foamex International, Inc.        11,000           127
Geon Co.                          16,300           354
Georgia Gulf Corp.                21,600           649
H.B. Fuller Co.                    9,500           449
Lawter International, Inc.        27,200           304
Lilly Industries, Inc. Class
  A                               18,350           348
NCH Corp.                          3,900           261
NL Industries, Inc.               30,700           512
OM Group, Inc.                    13,450           508
Schulman (A.), Inc.               21,700           488
Scotts Co. Class A+               12,200           326
Sequa Corp. Class A+               6,300           361
Tredegar Industries, Inc.          8,600           601
WD-40 Co.                         11,000           316
Wellman, Inc.                     16,900           343
Zoltek Companies, Inc.            10,100           480
                                              --------
                                                 8,681
                                              --------
CONSTRUCTION--2.1%
Apogee Enterprises, Inc.          16,300           389
Blount International, Inc.
  Class A                         10,800           568
Blount International, Inc.
  Class B                          1,500            77
CalMat Co.                        13,400           338
Centex Construction
  Products, Inc.                  12,700           394
D.R.Horton, Inc.                  24,600           369
Global Industries, Inc.           55,000         1,103
Granite Construction, Inc.        12,200           258
Kaufman & Broad Home Corp.        24,800           529
Lone Star Industries, Inc.         6,800           374
Mastec, Inc.                      15,400           500
McDermott International+          24,800         1,026
Medusa Corp.                       9,800           414
Morrison Knudsen Corp.+           29,700           349
Palm Harbor Homes, Inc.           14,550           389
Pulte Corp.                       13,300           497

--------------------------------------------------------------------------------

                                Number         Value
                              of Shares        (000s)
                              ----------      --------
Regal Beloit Corp.                14,000      $    376
Southdown, Inc.+                  14,700           814
Stone & Webster, Inc.              8,600           399
TJ International, Inc.            15,200           350
Toll Brothers, Inc.+              20,000           443
Triangle Pacific Corp.+           10,800           354
                                              --------
                                                10,310
                                              --------
CONSUMER-DURABLE--1.1%
Bassett Furniture
  Industries, Inc.                 9,400           263
Champion Enterprises, Inc.        30,292           532
Chicago Miniature Lamp, Inc.      13,200           422
Coachmen Industries, Inc.         10,100           201
Ethan Allen Interiors, Inc.       20,200           715
Furniture Brands
  International, Inc.+            28,700           481
Griffon Corp.+                    22,700           359
Interface, Inc.                   17,300           500
Kimball International, Inc.
  Class B                         15,400           631
La-Z-Boy Chair Co.                11,500           430
Sturm, Ruger & Co., Inc.          13,800           260
Toro Co.                           6,600           282
Zenith Electronics Corp.+         36,200           285
                                              --------
                                                 5,361
                                              --------
CONSUMER-NONDURABLE--2.3%
Apple South, Inc.                 29,000           540
Applebee's International,
  Inc.                            20,700           459
Buffets, Inc.+                    10,700           112
CKE Restaurants, Inc.             28,150         1,127
Department 56, Inc.+              13,000           392
Foodmaker, Inc.+                  23,600           388
Gibson Greetings, Inc.+           12,500           308
International Dairy Queen,
  Inc. Class A+                   16,800           445
Jostens, Inc.                     27,000           629
Landrys Seafood Restaurants,
  Inc.+                           17,800           498
Luby's Cafeterias, Inc.           11,400           227
Mohawk Industries, Inc.           24,200           744
Oakley, Inc.                      39,500           390
Papa John's International,
  Inc.                            18,825           557
Paragon Trade Brands, Inc.+        4,000            76
Rainforest Cafe, Inc.              9,500           324
Rexall Sundown, Inc.              39,600           866
Ruby Tuesday, Inc.+               10,537           286
Russ Berrie & Co., Inc.           17,400           474
Ryan's Family Steak Houses,
  Inc.+                           30,000           259

                                Number         Value
                              of Shares        (000s)
                              ----------      --------
Samsonite Corp.+                  14,200      $    659
Sbarro, Inc.                      12,700           336
Shoney's, Inc.+                   28,700           135
Showbiz Pizza Time, Inc.          10,200           217
Sonic Corp.+                       6,300           162
Toy Biz, Inc. Class A+            25,100           221
USA Detergents, Inc.+              4,700            49
Williams-Sonoma, Inc.+            15,500           622
                                              --------
                                                11,502
                                              --------
CONTAINERS--0.4%
ACX Technologies, Inc.+           16,500           434
Ball Corp.                        19,000           666
Gaylord Container Corp.
  Class A+                        29,800           197
Greif Brothers Corp. Class A      13,800           481
                                              --------
                                                 1,778
                                              --------
ELECTRONICS--5.2%
Actel Corp.+                      12,300           184
ADAC Laboratories                 10,500           205
Altron, Inc.                      12,050           191
AMETEK, Inc.                      22,500           530
Ampex Corp. Class A+              16,900            54
Anadigics, Inc.                    8,400           311
Anixter International, Inc.+      31,500           595
Belden, Inc.                      18,400           630
Burr Brown Corp.                  13,900           420
Cable Design Technologies
  Corp.+                          10,200           400
Centennial Technologies,
  Inc.                             5,600            17
Checkpoint Systems, Inc.          18,200           291
Chips & Technologies, Inc.+       13,700           217
Cyrix Corp.+                      12,100           357
Dallas Semiconductor Corp.        16,300           797
Diamond Multimedia Systems,
  Inc.+                           26,700           287
Digital Microwave Corp.           13,400           482
DSP Communications, Inc.          24,400           451
EG&G, Inc.                        30,900           639
Exide Corp.                       11,100           259
Fluke Corp.                       14,000           337
FSI International, Inc.+          13,300           229
Genrad, Inc.+                     19,300           569
Gerber Scientific, Inc.           12,200           253
Hadco Corp.+                       7,900           437
Hutchinson Technology, Inc.       11,400           301
Innovex, Inc.                     10,400           268

SCHWAB SMALL-CAP INDEX FUND(R)
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
October 31, 1997

                                Number         Value
                              of Shares        (000s)
                              ----------      --------
Input/Output, Inc.+               26,500      $    711
International Rectifier
  Corp.+                          29,000           397
Jabil Circuit, Inc.               23,600         1,073
Kemet Corp.+                      23,400           509
Kent Electronics Corp.+           17,500           611
KLA-Tencor Corp.+                 15,100           663
Kulicke & Soffa Industries,
  Inc.+                           13,600           350
Lam Research Corp.+               25,800           932
Lattice Semiconductor Corp.+       7,400           370
Level One Communications,
  Inc.                            12,100           545
Littlefuse, Inc.                  14,400           441
Macromedia, Inc.+                 11,600           120
Marshall Industries+               9,600           337
MEMC Electronic Materials,
  Inc.+                           24,600           494
Methode Electronics, Inc.
  Class A                         24,750           489
MRV Communications, Inc.          14,700           430
Osmonics, Inc.+                    7,800           123
PMC Sierra, Inc.+                 20,900           551
Premisys Communications,
  Inc.+                           14,600           398
Rexel, Inc.+                      17,600           394
S3, Inc.+                         36,500           324
Sanmina Corp.+                    10,100           755
SDL, Inc.                          7,200           130
Silicon Valley Group, Inc.+       19,800           569
Smart Modular Technologies,
  Inc.+                           11,900           592
Symmetricom, Inc.+                 8,500           130
Technitrol, Inc.                   9,200           284
Tracor, Inc.+                     13,900           372
Ultrak, Inc.+                      4,700            54
Uniphase Corp.                     9,800           658
Unitrode Corp.                    13,600           365
Vicor Corp.+                      27,500           887
Vitesse Semiconductor Corp.+       9,400           408
Zilog, Inc.+                      16,600           316
                                              --------
                                                25,493
                                              --------
ENERGY-DEVELOPMENT--4.6%
Arch Coal, Inc.                    9,000           241
Atwood Oceanics, Inc.              4,000           443
Baker Hughes, Inc.                 8,874           408
Barrett Resources Corp.+           6,900           243
Benton Oil & Gas Co.+             18,500           372
BJ Services Co.+                  10,000           848
Cabot Oil & Gas Corp. Class
  A                               19,300           463
Chesapeake Energy Corp.           10,600           104
Cliffs Drilling Co.               10,300           749
EVI, Inc.+                        16,000         1,027

                                Number         Value
                              of Shares        (000s)
                              ----------      --------
Falcon Drilling, Inc.+            23,200      $    844
Forcenergy, Inc.+                 15,600           509
Forest Oil Corp.+                 20,900           394
Freeport-McMoRan, Inc.            14,700           502
Grey Wolf, Inc.+                 100,200           827
Halliburton Co.                   11,232           670
Helmerich & Payne, Inc.            6,700           541
Leviathan Gas Pipeline
  Partners, L.P.                  12,900           390
Louis Dreyfus Natural Gas
  Corp.+                          19,100           423
Marine Drilling Company,
  Inc.+                           33,300           987
MAXXAM, Inc.+                      8,000           421
Newfield Exploration Co.          24,000           651
Newpark Resources, Inc.           22,200           921
Nuevo Energy Co.+                 13,500           559
Parker Drilling Co.+              47,600           705
Pride International, Inc.+        30,500         1,007
Reading & Bates Corp.+            20,600           873
Rowan Companies, Inc.+            27,700         1,077
Seitel, Inc.                       8,400           396
Stone Energy Corp.+                8,500           284
Swift Energy Co.                   9,240           240
Tom Brown, Inc.+                  12,900           319
Transocean Offshore, Inc.         13,400           724
Tuboscope Vetco
  International Corp.+            27,100           860
United Meridian Corp.+             8,100           275
Varco International, Inc.+        19,800         1,204
Vintage Petroleum, Inc.           34,200           782
Zeigler Coal Holding Co.          17,800           318
                                              --------
                                                22,601
                                              --------
FOOD-AGRICULTURE--2.3%
Bob Evans Farms, Inc.             28,700           544
Chiquita Brands
  International, Inc.             32,900           553
Coca-Cola Bottling Co.             4,700           280
Dekalb Genetics Corp. Class
  B                               22,600           811
Delta & Pine Land Co.             16,759           624
Dimon, Inc.                       29,600           768
Dreyer's Grand Ice Cream,
  Inc.                             8,600           356
Earthgrains Co.                   15,048           619
Fleming Companies, Inc.           22,100           373
Hudson Foods, Inc. Class A        22,750           427
International Multifoods
  Corp.                            9,300           274
Interstate Bakeries Corp.         13,100           835
J.M. Smucker Co. Class A          20,700           563
JP Foodservice, Inc.+             14,500           463
Lance, Inc.                       16,200           346

--------------------------------------------------------------------------------

                                Number         Value
                              of Shares        (000s)
                              ----------      --------
Mississippi Chemical Corp.        17,140      $    315
Mycogen Corp.+                    21,000           446
Ralcorp Holdings, Inc.+           18,466           343
Savannah Foods & Industries,
  Inc.                             7,195           124
Seabord Corp.                        800           258
Smithfield Foods, Inc.            26,600           795
Tootsie Roll Industries,
  Inc.                            11,330           643
Universal Foods Corp.             17,100           674
                                              --------
                                                11,434
                                              --------
GOLD--0.3%
Amax Gold, Inc.+                  79,700           394
Getchell Gold Corp.+              18,371           661
Pegasus Gold, Inc.+               18,300            85
Royal Oak Mines, Inc.+           125,500           298
                                              --------
                                                 1,438
                                              --------
HEALTHCARE--7.9%
Acuson Corp.+                     20,600           386
Advanced Tissue Sciences,
  Inc.+                           23,200           323
Agouron Pharmaceuticals,
  Inc.                            19,200           876
Alkermes, Inc.+                   14,900           339
Alliance Pharmaceutical
  Corp.+                          18,000           180
Alpharma, Inc. Class A            16,000           353
Alpharma, Inc.+                    1,667             9
Amerisource Health Corp.+         10,400           618
Amylin Pharmaceuticals,
  Inc.+                           17,300           146
Arrow International, Inc.         14,800           533
Ballard Medical Products          15,400           347
Barr Laboratories, Inc.           14,850           563
Bio Rad Laboratories, Inc.
  Class A                          9,000           223
Bio-Technology General
  Corp.+                          29,200           358
Block Drug Co., Inc. Class A      13,643           634
Capstone Pharmacy Services,
  Inc.+                           22,600           240
Cardinal Health, Inc.              7,818           580
Carter-Wallace, Inc.              33,400           524
Cephalon, Inc.+                   11,900           138
Cognex Corp.+                     28,400           760
Columbia Laboratories, Inc.       19,800           317
Conmed Corp.+                     12,500           256
Datascope Corp.+                  11,200           270
Diagnostic Products Corp.          6,400           187
Enzo Biochem, Inc.                15,393           262
Geltex Pharmaceuticals,
  Inc.+                            8,600           254
Genesis Health Ventures,
  Inc.+                           20,450           501
Gilead Sciences, Inc.+            18,000           614
Guilford Pharmaceuticals,
  Inc.                            14,300           349

                                Number         Value
                              of Shares        (000s)
                              ----------      --------

Gulf South Medical Supply,
  Inc.+                           10,200      $    337
Haemonetics Corp.+                17,000           257
HealthSouth Corp.+                55,422         1,417
Herbalife International,
  Inc.                            16,600           415
Hologic, Inc.+                    10,800           277
Human Genome Sciences, Inc.+      13,700           562
ICN Pharmaceuticals, Inc.         23,315         1,122
IDEC Pharmaceuticals Corp.+       12,200           465
Immunex Corp.+                    24,400         1,558
Incyte Pharmacuticals, Inc.        7,500           604
Invacare Corp.                    22,700           522
Isis Pharmaceuticals, Inc.+       14,400           237
Kinetic Concepts, Inc.            30,500           580
Life Technologies, Inc.           13,150           404
Ligand Pharmaceuticals, Inc.
  Class B+                        20,500           300
Liposome, Inc.+                   62,000           341
Living Centers of America,
  Inc.+                           12,400           500
Magellan Health Services,
  Inc.+                           17,200           496
Marquette Medical Systems,
  Inc.+                           19,400           500
Medical Assurance, Inc.           15,124           423
Medicis Pharmaceutical Corp.       9,750           469
Medimmune, Inc.+                  17,000           678
Mentor Corp.                      17,400           634
Mid Atlantic Medical
  Services, Inc.+                 36,700           534
Minimed, Inc.+                     7,400           289
Miravant Medical
  Technologies+                    8,700           418
Natures Sunshine Products,
  Inc.                            13,250           306
NBTY, Inc.+                       10,100           222
Neoprobe Corp.+                   11,600           116
Neurex Corp.+                     12,900           219
Nexstar Pharmaceuticals,
  Inc.+                           17,400           254
North American Vaccine,
  Inc.+                           19,200           482
NovaCare, Inc.+                   42,580           556
Organogenesis, Inc.               13,750           419
Owens & Minor, Inc. Holding
  Co.                             23,400           328
Parexel International Corp.       10,700           387
Patterson Dental Co.+             15,350           614
Perrigo Co.+                      45,200           695
Physician Sales & Service,
  Inc.+                           26,500           649
Physio Control International
  Corp.+                          10,700           171
PLC Systems, Inc.+                20,100           260
Protein Design Labs, Inc.+        11,600           579
Quintiles Transnational
  Corp.+                           6,100           442
Regeneron Pharmaceuticals,
  Inc.+                           24,700           258

SCHWAB SMALL-CAP INDEX FUND(R)
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
October 31, 1997

                                Number         Value
                              of Shares        (000s)
                              ----------      --------
Renal Treatment Centers,
  Inc.+                           15,200      $    504
Respironics, Inc.+                10,100           284
Sangstat Medical Corp.+           10,300           321
Sepracor, Inc.+                   18,500           664
Sequus Pharmaceuticals,
  Inc.+                           25,200           227
Sofamor/Danek Group, Inc.+        16,100         1,109
Sola International, Inc.+         15,600           532
Tenet Healthcare Corp.+           13,176           403
Thermedics, Inc.                  19,700           335
ThermoLase Corp.+                  3,182            59
Thermotrex Corp.                  13,000           299
Vertex Pharmaceuticals,
  Inc.+                           16,300           481
VISX, Inc.+                       12,700           291
Vivus, Inc.                       21,500           567
West Company, Inc.                 9,100           306
                                              --------
                                                38,818
                                              --------
HOUSEHOLD PRODUCTS--0.3%
Bush Boake Allen, Inc.+           12,200           377
Church & Dwight Co., Inc.         10,700           308
Libbey, Inc.                       8,400           314
Playtex Products, Inc.+           26,600           266
ThermoLase Corp.+                 21,818           340
                                              --------
                                                 1,605
                                              --------
IMAGING & PHOTO--0.4%
ATL Ultrasound+                    9,000           387
BMC Industries, Inc.              20,200           650
Photronic, Inc.                    8,250           354
Ultratech Stepper, Inc.+          14,400           392
                                              --------
                                                 1,783
                                              --------
INSURANCE--5.5%
20th Century Industries           33,900           848
Alfa Farmers Federation
  Corp.                           27,800           452
Allied Group, Inc.                13,500           638
American Annuity Group, Inc.      25,250           508
American Bankers Insurance
  Group, Inc.                     15,000           561
American General Corp.             6,769           345
American Heritage Life
  Investment Corp.                 8,700           308
Amerin Corp.+                     17,100           391
Argonaut Group, Inc.              15,100           487
Arthur J. Gallagher & Co.         10,100           354
Berkley (W.R.) Corp.              19,700           810
Capital Re Corp.                   8,900           525
Capmac Holdings, Inc.             13,800           414
Citizens Corp.                    24,000           704
CMAC Investment Corp.             15,800           864

                                Number         Value
                              of Shares        (000s)
                              ----------      --------
Commerce Group, Inc.              22,600      $    723
Compdent Corp.+                    4,400            91
Conseco, Inc.                     18,804           820
Crawford & Co. Class A            15,200           303
Crawford & Co. Class B            31,200           640
Delphi Financial Group, Inc.
  Class A                         14,666           605
Enhance Financial Services
  Group, Inc.                     11,100           586
Executive Risk, Inc.               7,600           501
Financial Security Assured
  Holdings, Ltd.                  19,500           848
Foremost Corp. of America          5,300           305
Fremont General Corp.             22,070         1,027
Frontier Insurance Group,
  Inc.                            19,450           655
General Re Corp.                   1,000           197
Harleysville Group, Inc.          18,000           459
HCC Insurance Holdings, Inc.      31,750           742
Horace Mann Educators Corp.       13,700           771
HSB Group, Inc.                   12,000           626
John Alden Financial Corp.        14,000           384
Kansas City Life Insurance
  Co.                              4,800           422
Liberty Corp.                     12,800           548
Life Re Corp.                      7,500           413
Markel Corp.+                      3,400           522
MMI Companies, Inc.                9,500           237
NAC Re Corp.                      12,200           543
Orion Capital Corp.               18,900           851
Oxford Health Plans, Inc.+         4,400           114
Presidential Life Corp.           21,600           429
Reinsurance Group of
  America, Inc.                   14,850           582
Selective Insurance Group,
  Inc.                             8,600           465
Sierra Health Services,
  Inc.+                            9,700           358
State Auto Financial Corp.        12,650           354
Trenwick Group, Inc.               8,600           300
United Companies Financial
  Corp.                           18,500           468
United Fire & Casualty Co.         5,400           219
United Wisconsin Services,
  Inc.                            10,700           298
Vesta Insurance Group, Inc.       13,400           779
Washington National Corp.         10,500           342
Zenith National Insurance
  Corp.                           12,000           336
                                              --------
                                                27,072
                                              --------
MEDIA--2.1%
American Radio Systems
  Corp.+                          15,200           741
Ascent Entertainment Group,
  Inc.+                           13,000           128

--------------------------------------------------------------------------------

                                Number         Value
                              of Shares        (000s)
                              ----------      --------
Banta Corp.                       16,500      $    431
Big Flower Press Holdings,
  Inc.+                           13,000           286
Cable Michigan, Inc.+              3,925            82
Cablevision Systems Corp.
  Class A+                         9,600           671
Century Communications Corp.
  Class A+                        55,037           423
Heftel Broadcasting Corp.+         9,100           605
Hollinger International,
  Inc.                            56,100           733
Houghton Mifflin Co.              20,200           717
John Wiley & Sons, Inc.
  Class A                         10,500           461
Jones Intercable, Inc. Class
  A+                              18,200           232
Media General, Inc. Class A       16,400           668
News Corporation, Ltd.-
  Sponsored ADR**                 25,161           447
Oak Industries, Inc.+             14,800           425
Spelling Entertainment
  Group, Inc.+                    51,500           444
TCA Cable TV, Inc.                16,000           660
United International
  Holdings, Inc. Class A+         22,100           273
United Television, Inc.            5,700           614
United Video Satellite
  Group+                          15,400           418
Westwood One, Inc.+               18,400           565
Young Broadcasting, Inc.+          5,900           214
                                              --------
                                                10,238
                                              --------
MISCELLANEOUS FINANCE--4.4%
Aames Financial Corp.             14,025           205
AMCORE Financial, Inc.            19,350           455
Americredit Corp.+                20,300           590
Arcadia Financial, Ltd.+          27,900           253
Astoria Financial Corp.           19,000           993
BOK Financial Corp.               13,891           611
Charter One Financial, Inc.        8,886           517
Cityscape Financial Corp.         16,900            26
Coast Savings Financial,
  Inc.+                           12,700           745
Commercial Federal Corp.          15,000           728
Downey Financial Corp.            20,598           541
Eaton Vance Corp.                 12,400           448
First American Financial
  Corp.                            7,300           440
First Source Corp.                10,267           287
Fund American Enterprises
  Holdings, Inc.                   4,909           587
GATX Corp.                        16,000         1,033
Golden State Bancorp, Inc.+       17,300           575
Great Financial Corp.              9,100           400

                                Number         Value
                              of Shares        (000s)
                              ----------      --------
HFNC Financial Corp.               7,500      $    111
Imperial Credit Industries,
  Inc.                            29,900           751
Interpool, Inc.                   13,900           222
Interra Financial, Inc.            8,000           441
Investment Technology Group,
  Inc.+                           11,200           328
Jefferies Group, Inc.              6,600           437
John Nuveen Co. Class A           23,300           827
JSB Financial, Inc.                7,400           357
Legg Mason, Inc.                  15,333           752
McDonald & Company
  Investments, Inc.               12,400           303
Money Store, Inc.                  8,625           245
Morgan Keegan, Inc.               21,050           374
Northwest Savings Bank            16,300           489
Peoples Heritage Financial
  Group, Inc.                     17,600           693
Phoenix Duff & Phelps Corp.       19,400           137
Pioneer Group, Inc.               14,300           429
Provident Financial Group,
  Inc.                            13,500           621
Quick & Reilly Group, Inc.        22,870           832
Raymond James Financial,
  Inc.                            20,350           611
Sirrom Capital Corp.              10,200           514
Sovereign Bancorp, Inc.           59,262         1,050
St. Paul Bancorp, Inc.            18,937           454
Student Loan Corp.                13,400           659
TCF Financial Corp.                3,150           179
Value Line, Inc.                   4,900           186
Westcorp, Inc.                    15,975           297
WFS Financial, Inc.               15,560           202
                                              --------
                                                21,935
                                              --------
MOTOR VEHICLE--1.8%
A.O. Smith Corp. Class B          10,800           448
Arvin Industries, Inc.            16,100           603
Borg Warner Automotive, Inc.      15,200           828
Breed Technologies, Inc.          19,300           426
Detroit Diesel Corp.+             13,400           276
Federal-Mogul Corp.               23,700         1,003
Fleetwood Enterprises, Inc.       23,700           718
Gentex Corp.                      24,700           605
Hays Wheels International,
  Inc.                            16,800           567
Mascotech, Inc.                   27,500           523
Modine Manufacturing Co.          20,300           691
Navistar International
  Corp.+                          44,050         1,021
Standard Products Co.              9,600           258

SCHWAB SMALL-CAP INDEX FUND(R)
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
October 31, 1997

                                Number         Value
                              of Shares        (000s)
                              ----------      --------
Superior Industries
  International, Inc.             15,700      $    419
Tower Automotive, Inc.+           13,700           574
                                              --------
                                                 8,960
                                              --------
NON-FERROUS--0.7%
Coeur d'Alene Mines Corp.+        17,200           178
Commercial Metals Co.             10,933           353
Kaiser Aluminum Corp.+            49,500           622
Minerals Technologies, Inc.       15,300           633
Mueller Industries, Inc.+         13,100           579
Oregon Metallurgical Corp.        12,700           298
Reliance Steel & Aluminum
  Co.                              7,800           214
RMI Titanium Co.+                 11,000           261
Stillwater Mining Co.+            13,600           282
Wolverine Tube, Inc.+              9,000           279
                                              --------
                                                 3,699
                                              --------
OIL-DOMESTIC--0.5%
Cross Timbers Oil Co.             14,650           391
KCS Energy, Inc.                  17,100           450
Pogo Producing Co.                 9,000           326
Quaker State Corp.                18,000           279
Snyder Oil Corp.                  16,900           374
Tesoro Petroleum Corp.+           20,900           340
Tosco Corp.                       14,418           475
                                              --------
                                                 2,635
                                              --------
PAPER--0.9%
Buckeye Cellulose Corp.+          11,100           461
Caraustar Industries, Inc.        16,600           570
Chesapeake Corp.                  16,500           523
Longview Fibre Co.                35,200           559
Mosinee Paper Corp.                7,200           203
P. H. Glatfelter Co.              24,200           478
Rock Tennessee Co. Class A        12,930           259
Shorewood Packaging Corp.+        10,000           248
Thermo Fibertek, Inc.             37,700           405
Wausau Paper Mills Co.            26,745           540
                                              --------
                                                 4,246
                                              --------
PRODUCER GOODS & MANUFACTURING--6.6%
Advanced Lighting
  Technologies, Inc.+             10,300           207
AGCO, Inc.                        12,300           357
Albany International Corp.
  Class A                         18,400           449
Allen Telecom, Inc.               14,800           280
American Financial
  Enterprises, Inc.                5,300           211
Applied Industrial
  Technologies, Inc.              12,525           364

                                Number         Value
                              of Shares        (000s)
                              ----------      --------
Applied Power, Inc. Class A        8,300      $    514
AptarGroup, Inc.                  12,500           687
Baldor Electric Co.               17,640           516
Barnes Group, Inc.                10,500           274
BE Aerospace, Inc.+               12,400           349
Butler Manufacturing Co.           4,100           139
Cincinnati Milacron, Inc.         24,900           691
CLARCOR, Inc.                      9,200           264
Collins & Aikman Corp.+           41,700           404
Credence Systems Corp.+           13,850           409
Donaldson Co., Inc.               16,600           840
DT Industries, Inc.                6,700           201
Encad, Inc.                        5,400           176
Fisher Scientific
  International, Inc.             14,000           644
Flowserve Corp.                   24,034           715
General Binding Corp.              7,100           215
Graco, Inc.                       11,125           430
Greenfield Industries, Inc.        9,600           364
Henry Schein, Inc.+               16,400           539
Herman Miller, Inc.               16,600           811
Hexcel Corp.+                     22,400           601
Hon Industries, Inc.              18,100           934
Hughes Supply, Inc.               11,200           391
IDEX Corp.                        18,675           628
Insilco Corp.+                     4,000           153
Ionics, Inc.+                     12,400           475
JLG Industries, Inc.              32,700           415
Kaydon Corp.                      22,800           693
Lincoln Electric Co.               5,100           193
Lincoln Electric Co. Class A      18,500           710
Lydall, Inc.+                     10,100           207
MagneTek, Inc.+                   18,400           374
Manitowoc Co., Inc.               10,025           304
McDermott International,
  Inc.                            34,700         1,257
Miller Industries, Inc.           21,500           218
MSC Industrial Direct, Inc.+       9,200           383
NACCO Industries, Inc. Class
  A                                4,950           510
PRI Automation, Inc.               9,900           379
Quanex Corp.                       9,700           268
Roper Industries, Inc.            19,600           523
Safeskin Corp.                    15,500           703
Smith International, Inc.+        10,100           770
SPS Technologies, Inc.             7,600           352
SPX Corp.                          7,100           463

--------------------------------------------------------------------------------

                                Number         Value
                              of Shares        (000s)
                              ----------      --------
Standex International Corp.        9,300      $    326
Stewart & Stevenson
  Services, Inc.                  21,400           465
Teleflex, Inc.                    22,200           827
Texas Industries, Inc.            13,400           636
Thermo Ecotek Corp.               11,250           160
TriMas Corp.                      25,600           749
Tyco International Ltd.+          18,028           681
UNR Industries, Inc.              29,700           152
Valhi, Inc.                       77,200           709
Valmont Industries, Inc.          16,600           380
Vital Signs, Inc.                 12,300           238
VWR Scientific Products
  Corp.+                          15,500           341
W.H. Brady Co. Class A            14,400           461
Waters Corp.+                     17,800           783
Watsco, Inc.                      11,900           280
Watts Industries, Inc. Class
  A                               14,600           370
Westpoint Stevens, Inc.
  Class A+                        21,400           877
WMS Industries, Inc.              15,100           367
Wyman Gordon Co.+                 22,000           531
X-Rite, Inc.                      10,700           207
                                              --------
                                                32,494
                                              --------
RAILROAD--0.3%
Florida East Coast Industry,
  Inc.                             6,600           715
Overseas Shipholding Group,
  Inc.                            25,900           641
Westinghouse Air Brake Co.        14,700           365
                                              --------
                                                 1,721
                                              --------
REAL PROPERTY--1.0%
Alexanders, Inc.+                  2,800           245
Castle & Cooke, Inc.+             14,100           251
Catellus Development Corp.+       72,200         1,241
Forest City Enterprises,
  Inc. Class A                    10,200           589
Insignia Financial Group
  Class A+                        21,900           474
Lennar Corp.                      23,300           948
Newhall Land & Farming Co.        20,200           477
Premier Parks, Inc.+              12,000           480
Price Enterprises, Inc.           13,400           245
                                              --------
                                                 4,950
                                              --------
RETAIL--5.5%
AnnTaylor Stores Corp.+           11,900           170
Arbor Drugs, Inc.                 22,650           606
Barnes & Noble, Inc.              42,800         1,094
Best Buy Co., Inc.+               25,800           721
BJS Wholesale Club, Inc.+         19,700           569
Burlington Coat Factory
  Warehouse Corp.                 28,440           471

                                Number         Value
                              of Shares        (000s)
                              ----------      --------
Carson, Pirie, Scott & Co.+       10,200      $    492
Casey's General Stores, Inc.      17,700           427
CDW Computer Centers, Inc.+        5,700           353
Chancellor Media Corp.+           25,100         1,375
Charming Shoppes, Inc.+           55,500           288
Claire's Stores, Inc.             33,575           743
Cole National Corp.+               8,200           347
CompUSA, Inc.+                    26,400           865
Consolidated Stores Corp.+         9,531           380
Dollar Tree Stores, Inc.          27,225         1,103
Dress Barn, Inc.+                 15,100           383
Eagle Hardware & Garden,
  Inc.+                           15,400           262
Etec Systems, Inc.+               13,500           602
Family Dollar Stores, Inc.        29,700           698
Fingerhut Companies, Inc.         29,600           655
Finish Line, Inc.                  8,000           135
Fred Meyer, Inc.+                 16,600           474
Gymboree Corp.+                   13,700           332
Heilig-Meyers Co.                 36,500           488
Hollywood Entertainment
  Corp.+                          18,300           224
Homebase, Inc.                    19,700           181
Host Marriott Services
  Corp.+                          25,800           368
Just For Feet, Inc.               17,275           256
Lands' End, Inc.+                 22,700           716
Longs Drug Stores, Inc.           23,200           581
Mac Frugals Bargains Close-
  Outs, Inc.+                     16,900           575
Neiman Marcus Group, Inc.+        34,400         1,142
Petco Animal Supplies, Inc.+       9,800           301
Pier 1 Imports, Inc.              45,217           825
PriceSmart, Inc.+                  3,350            55
Proffitt's, Inc.                  36,600         1,050
Quality Food Centers, Inc.+       14,000           667
Regis Corp.                       14,000           336
Ross Stores, Inc.                 18,000           673
Ruddick Corp.                     29,900           467
Service Merchandise Co.,
  Inc.+                           54,362           221
ShopKo Stores, Inc.               22,200           556
Smart & Final, Inc.               13,600           275
Stanhome, Inc.                    12,000           335
Stein Mart, Inc.+                 13,900           407
Sunglass Hut International,
  Inc.+                           31,700           254
Tiffany & Co.                     12,200           482
UniFirst Corp.                     7,800           196
Value City Department
  Stores, Inc.+                   31,700           250

SCHWAB SMALL-CAP INDEX FUND(R)
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
October 31, 1997

                                Number         Value
                              of Shares        (000s)
                              ----------      --------
Vitalink Pharmacy Services,
  Inc.+                           16,266      $    351
West Marine, Inc.                 13,600           286
Whole Foods Market, Inc.+         14,800           581
Zale Corp.+                       22,400           566
                                              --------
                                                27,210
                                              --------
STEEL--1.0%
Armco, Inc.+                      74,800           430
Bethlehem Steel Corp.+            67,000           668
Birmingham Steel Corp.            19,300           321
Carpenter Technology Corp.        13,400           648
Chaparral Steel Co.               13,700           207
Cleveland-Cliffs, Inc.             9,000           391
Gibraltor Steel Corp.+             8,200           194
Inland Steel Industries,
  Inc.                            27,800           546
Intermet Corp.                    16,300           314
J & L Specialty Steel, Inc.       13,000           164
Lone Star Technologies,
  Inc.+                           14,000           535
National Steel Corp. Class
  B+                              26,700           441
Oregon Steel Mills, Inc.          14,800           312
                                              --------
                                                 5,171
                                              --------
TELEPHONE--2.6%
ACC Corp.                         12,850           509
Aliant Communications, Inc.       21,300           546
American Mobile Satellite
  Corp.+                          10,900            98
Associated Group, Inc. Class
  A                               25,200           926
Boston Technology, Inc.+          18,900           513
Cellular Communications
  International, Inc.+             6,000           240
Coherent, Inc.+                    8,400           328
Commonwealth Telephone
  Enterprises, Inc.+              10,467           233
Comnet Cellular, Inc.+            10,800           374
Geotek Communications, Inc.+      35,300           128
HighwayMaster
  Communications, Inc.+           10,700            98
Intermedia Communications,
  Inc.+                            9,400           427
Jacor Communications, Inc.
  Class A+                        27,100         1,133
LCI International, Inc.+          16,200           419
Mobile Telecommunications
  Technologies Corp.+             37,500           623
Natural Microsystems Corp.         7,400           353
NTL, Inc.+                        19,133           519
P-Com, Inc.                       28,600           576
Pairgain Technologies, Inc.+      16,400           463
PanAmSat Corp.+                   17,400           729

                                Number         Value
                              of Shares        (000s)
                              ----------      --------
Periphonics Corp.                 16,300      $    157
PictureTel Corp.+                 24,600           228
Pioneer Natural Resources
  Company                         11,200           449
Plantronics, Inc.                 10,200           376
Powertel, Inc.+                   14,700           267
RCN Corp.+                        15,700           497
Tel Save Holdings, Inc.           38,600           830
Vanguard Cellular Systems,
  Inc. Class A+                   26,150           361
Westell Technologies, Inc.         8,300           146
Winstar Communications,
  Inc.+                           23,300           533
                                              --------
                                                13,079
                                              --------
TOBACCO--0.1%
Schweitzer Mauduit
  International, Inc.              8,760           369
                                              --------
TRANSPORTATION-MISCELLANEOUS--2.6%
Air Express International
  Corp.                           22,050           675
Airborne Freight Corp.            13,400           849
AMERCO+                           16,300           513
American Freightways Corp.+       19,100           296
APL, Ltd.                         15,400           506
Arnold Industries, Inc.           15,700           334
Caliber Systems, Inc.             24,700         1,287
Circle International Group,
  Inc.                            12,400           312
CNF Transportation, Inc.          29,000         1,294
Eagle USA Airfreight, Inc.        10,000           303
Expeditores International of
  Washington, Inc.                16,700           614
Fritz Companies, Inc.+            24,400           337
Heartland Express, Inc.           18,447           507
J. B. Hunt Transport
  Services, Inc.                  27,250           419
OMI Corp.+                        24,900           297
Pittston Burlington Group         12,950           352
Roadway Express, Inc.             13,900           386
Rollins Truck Leasing Corp.       23,100           384
Swift Transportation Co.,
  Inc.+                           17,900           573
U.S. Freightways Corp.            14,600           473
Wabash National Corp.             11,100           332
Werner Enterprises, Inc.          25,950           629
XTRA Corp.                         9,000           454
Yellow Corp.+                     19,000           521
                                              --------
                                                12,647
                                              --------

--------------------------------------------------------------------------------

                                Number         Value
                              of Shares        (000s)
                              ----------      --------
TRAVEL & RECREATION--1.6%
Anchor Gaming+                     8,200      $    644
Aztar Corp.+                      19,900           142
Boyd Gaming Corp.+                40,200           332
Bristol Hotel Co.                 27,750           715
Central Parking Corp.             11,300           617
Coleman Co., Inc.                 37,200           556
Family Golf Centers, Inc.+         7,000           187
Grand Casinos, Inc.+              22,500           302
Hilton Hotels Corp.               14,800           456
K2, Inc.                           8,115           205
Marcus Corp.                      11,150           312
National Auto Credit, Inc.+       15,850           118
Polaris Industries, Inc.          16,100           490
Primadonna Resorts, Inc.+         15,700           275
Prime Hospitality Corp.+          27,200           554
Rio Hotel & Casino, Inc.+         12,400           272
Sodak Gaming, Inc.                16,100           173
Speedway Motorsports, Inc.+       29,900           715
Sports Authority, Inc.            19,900           377
Station Casinos, Inc.+            30,100           245
                                              --------
                                                 7,687
                                              --------
UTILITIES--4.3%
Aquila Gas Pipeline Corp.         21,500           280
Atlantic Energy, Inc.             31,400           579
Atmos Energy Corp.                17,400           439
Bay State Gas Co.                  6,900           198
Black Hills Corp.                 11,100           334
Central Hudson Gas &
  Electric Corp.                  11,200           397
Central Louisiana Electric
  Co., Inc.                       12,500           329
Central Maine Power Co.           15,600           207
CILCORP, Inc.                      7,900           323
Commonwealth Energy System        16,600           475
Eastern Enterprises               12,100           474
Eastern Utilities
  Association                     11,900           251
Energen Corp.                      9,300           337
Enron Global Power &
  Pipelines L. L. C.              18,000           620
Global Industrial
  Technologies, Inc.+             15,900           271
IES Industries, Inc.              18,600           600
Indiana Energy, Inc.              16,000           457
Laclede Gas Co.                   10,900           272
Madison Gas and Electric Co.      10,650           214
MDU Resources Group, Inc.         17,200           488

                                Number         Value
                              of Shares        (000s)
                              ----------      --------
Minnesota Power & Light Co.       22,800      $    829
Nevada Power Co.                  31,300           673
New Jersey Resources Corp.        12,500           405
Northwest Natural Gas Co.         13,300           328
ONEOK, Inc.                       18,800           645
Orange & Rockland Utilities,
  Inc.                             8,700           312
Otter Tail Power Co.               5,600           183
Philadelpia Suburban Corp.         9,350           211
Piedmont Natural Gas Co.,
  Inc.                            20,000           560
Primark Corp.+                    15,200           456
Public Service Co. of New
  Mexico                          23,500           457
Public Service Co. of North
  Carolina, Inc.                  16,400           331
Rochester Gas & Electric
  Corp.                           24,500           617
Sierra Pacific Resources          17,700           539
SIGCORP, Inc.                     14,299           374
Southern Union Co.                11,129           259
Southwest Gas Corp.               14,000           263
Southwestern Energy Co.           11,400           138
Tejas Gas Corp.                   14,395           863
TNP Enterprises, Inc.              6,200           157
Triarc Companies, Inc. Class
  A+                              18,200           412
Trigen Energy Corp.                7,100           169
Tuscon Electric Power Co.+        18,180           301
UGI Corp.                         19,400           521
United Illuminating Co.            7,500           293
United Water Resources, Inc.      18,800           311
Washington Gas Light Co.          26,100           670
Western Gas Resources, Inc.       19,300           476
WICOR, Inc.                       13,700           591
WPL Holdings, Inc.                19,900           581
WPS Resources Corp.               15,300           443
Zurn Industries, Inc.              8,300           279
                                              --------
                                                21,192
                                              --------
TOTAL COMMON STOCK
  (Cost $369,661)                              489,058
                                              --------

                                 Par
                              ----------
CASH EQUIVALENTS--1.0%
MSTC Cash Reserve Liquid
  Asset Fund
  5.38%*, 11/07/97            $5,132,269         5,132
                                              --------
TOTAL CASH EQUIVALENTS
  (Cost $5,132)                                  5,132
                                              --------
TOTAL INVESTMENTS--100.0%
  (Cost $374,793)                             $494,190
                                              ========

See accompanying Notes to Schedule of Investments and Notes to Financial Statements.

SCHWAB INTERNATIONAL INDEX FUND(R)
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
October 31, 1997

                                Number         Value
                               of Shares       (000s)
                               ---------      --------
COMMON STOCK--98.3%
AUSTRALIA--1.8 %
Australia & New Zealand
  Banking Group                   91,156      $    636
Broken Hill Proprietary Co.,
  Ltd.                           136,197         1,352
Coca Cola Amatil                  33,680           253
Commonwealth Bank                 74,039           851
National Australia Bank           97,832         1,338
News Corporation, Ltd.           127,344           610
Western Mining Corp.              76,158           270
Westpac Banking Corp.            115,210           671
Woodside Petroleum                41,200           348
                                              --------
                                                 6,329
                                              --------
BELGIUM--0.9 %
Electrabel                         3,679           826
Fortis AG                          2,789           529
Generale de Banque                 1,104           452
Petrofina SA                       1,553           572
Societe Generale de Belgique       4,713           427
Tractebel Investor
  International Capital            4,660           397
                                              --------
                                                 3,203
                                              --------
CANADA--3.8 %
Alcan Aluminum, Ltd.              17,402           494
Bank of Montreal, Quebec          19,104           825
Bank of Nova Scotia, Halifax      21,780           960
Barrick Gold Corp.                23,986           491
BCE, Inc.                         48,354         1,347
Bombardier Inc. Class B           20,600           395
Canadian Imperial Bank of
  Commerce                        31,029           907
Canadian Pacific, Ltd.            23,326           693
Imasco, Ltd.                      13,900           442
Imperial Oil, Ltd.                13,629           847
INCO, Ltd.                         9,640           198
Newbridge Networks Corp.          20,900         1,114
Northern Telecom, Ltd.            16,250         1,455
Pancanadian Petroleum, Ltd.       16,500           265
Royal Bank of Canada,
  Montreal, Quebec                17,897           957
Seagram Co., Ltd.                 23,985           810
Thomson Corp.                     38,664           927
Toronto Dominion Bank Ontario     16,378           600
                                              --------
                                                13,727
                                              --------
DENMARK--0.7 %
D/S 1912 Series B                     15           652
D/S Svendborg Series B                10           610

                                Number         Value
                               of Shares       (000s)
                               ---------      --------
Novo Nordisk A/S Series B          5,009      $    543
Tele Danmark A/S Series B          9,010           529
                                              --------
                                                 2,334
                                              --------
FRANCE--6.6 %
Air Liquide (Prime Fidelite)
  (Reg.)                           3,324           516
Alcatel Alsthom SA                10,811         1,304
AXA Groupe SA                     24,192         1,657
Banque Nationale de Paris         13,847           612
Carrefour                          3,385         1,766
Christian Dior                     2,811           312
Cie Financiere de Paribas
  (Bearer)                         8,288           602
Cie Generale de Eaux               8,094           944
Compagnie de Saint-Gobain SA       5,914           849
Compagnie Francaise des
  Petroles Class B                16,271         1,805
Danone Groupe                      4,855           742
L'Air Liquide                      4,881           757
L'Oreal SA                         4,538         1,608
Lafarge Coppee SA                  9,658           603
LVMH Moet-Hennessy Louis
  Vuitton                          8,050         1,368
Lyonnaise des Eaux-Dumez           7,811           811
Michelin (CDGE) Class B
  (Reg.)                           8,470           434
Pinault Printemps Redoute SA       1,635           748
Promodes                           1,278           416
Rhone-Poulenc SA Class A          21,991           959
Sanofi                             7,098           674
Schneider SA                      10,122           540
Societe Generale                   6,118           838
Societe Nationale Elf
  Aquitaine                       18,217         2,257
Synthelabo                         3,224           380
                                              --------
                                                23,502
                                              --------
GERMANY--8.3 %
BASF AG                           42,207         1,432
Bayer AG                          47,664         1,673
Bayerische Hypotheken &
  Wechsel Bank AG                 17,159           712
Bayerische Motoren Werke AG        1,452         1,050
Bayerische Vereinsbank AG         17,662         1,025
Commerzbank AG                    24,380           827
Daimler Benz AG                   35,544         2,382
Deutsche Bank AG                  33,388         2,185
Dresdner Bank AG                  31,522         1,289

--------------------------------------------------------------------------------

                                Number         Value
                               of Shares       (000s)
                               ---------      --------
Hoechst AG                        39,247      $  1,494
Linde AG                             663           400
Lufthansa AG (Reg.)+              29,260           511
Mannesmann AG                      2,512         1,061
Metro AG                          15,002           660
Munchener Ruckvers                   210            44
Munchener Ruckvers (Reg.)         10,740         3,128
RWE AG                            22,847           991
SAP AG                             4,280         1,228
Schering AG                        4,562           442
Siemens AG                        37,537         2,310
Thyssen AG                         2,308           509
Veba AG                           32,963         1,838
Vereinigte Elektrizitat
  Westfalen Series B               1,506           507
VIAG AG                              277           128
VIAG AG                            1,773           823
Volkswagen AG                      1,944         1,149
                                              --------
                                                29,798
                                              --------
HONG KONG--3.0 %
Cheung Kong Holdings             141,000           980
Cheung Kong Infras               137,000           354
China Light & Power              138,900           731
CITIC Pacific                    146,000           699
Hang Seng Bank, Ltd.             122,700         1,067
Henderson Land Development
  Co.                            103,000           570
Hong Kong and China Gas          219,000           414
Hong Kong Electric Holdings,
  Ltd.                           139,500           473
Hong Kong Telecommunications,
  Ltd.                           742,698         1,422
Hutchison Whampoa, Ltd.          239,000         1,654
New World Development Co.        113,351           399
Sun Hung Kai Properties          150,500         1,110
Swire Pacific, Ltd. Class A      101,500           542
Wharf Holdings                   124,000           253
                                              --------
                                                10,668
                                              --------
ITALY--3.1 %
Assicurazioni Generali            54,762         1,224
ENI SPA (Reg.)                   488,802         2,749
Fiat Finance SPA                 212,225           675
Fiat Finance SPA (Non-
  Convertible)                    60,267           109
INA                              227,375           366
Telecom Italia Mob               446,823         1,657
Telecom Italia Mob di Risp       223,802           459
Telecom Italia SPA di Risp+      179,292           724
Telecom Italia SPA+              484,651         3,038
                                              --------
                                                11,001
                                              --------

                                Number         Value
                               of Shares       (000s)
                               ---------      --------
JAPAN--26.5 %
Advantest                          7,000      $    579
Ajinomoto Co., Inc.               29,000           263
All Nippon Airways Co., Ltd       57,000           284
Asahi Bank                       144,000           747
Asahi Breweries                   27,000           399
Asahi Chemical Industry Co.       94,000           428
Asahi Glass Co., Ltd              48,000           323
Bank of Tokyo-Mitsubishi,
  Ltd.                           301,500         3,933
Bank of Yokohama                  49,000           203
Bridgestone Corp.                 50,000         1,080
Canon, Inc.                       53,000         1,286
Chubu Electric Power Co.          49,100           832
Chugoku Electric Power Co.,
  Inc.                            16,300           265
Dai Nippon Printing Co.           47,000           937
Dai-Ichi Kangyo Bank, Ltd.       191,000         1,619
Daiwa Bank                       103,000           383
Daiwa House Industries Co.        34,000           328
Daiwa Securities Co.              55,000           333
DDI Corp.                            146           488
East Japan Railway Co.               373         1,813
Eisai Co.                         17,250           271
Fanuc                             12,100           489
Fuji Bank, Ltd.                  178,000         1,538
Fuji Photo Film Co.               34,000         1,232
Fujitsu, Ltd.                    112,000         1,228
Hitachi, Ltd.                    203,000         1,560
Honda Motor Co., Ltd.             60,000         2,019
Industrial Bank of Japan,
  Ltd.                           154,680         1,529
Ito-Yokado Co., Ltd.              28,000         1,391
Itochu Corp.                      49,000           168
Japan Airlines Co., Ltd           72,000           261
Japan Telecom Co.                     28           391
Japan Tobacco, Inc.                  134         1,099
Joyo Bank                            100             0
Jusco Co.                         15,000           335
Kansai Electric Power Co.         60,300         1,067
Kao Corp.                         28,000           391
Kawasaki Heavy Industries         62,000           144
Kawasaki Steel Co.               126,000           221
Kinki Nippon Railway Co.         104,830           595
Kirin Brewery Co., Ltd            46,000           386
Kobe Steel                       121,000           146
Komatsu, Ltd.                     43,000           230

SCHWAB INTERNATIONAL INDEX FUND(R)
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
October 31, 1997

                                Number         Value
                               of Shares       (000s)
                               ---------      --------
Kubota Corp.                      48,000      $    187
Kyocera Corp.                     13,000           744
Kyushu Electric Power Co.         22,700           377
Long-Term Credit Bank of
  Japan                          155,000           524
Marubeni Corp.                    40,000           125
Marui Co.                         17,000           287
Matsushita Commerce               12,000           424
Matsushita Electric
  Industrial Co., Ltd.           130,000         2,182
Matsushita Electric Works         33,000           299
Matsushita Kotobuk                10,000           311
Mitsubishi Chemical Corp.         72,000           162
Mitsubishi Corp.                  90,000           770
Mitsubishi Electric Corp.        112,000           373
Mitsubishi Estate Co.             80,000         1,010
Mitsubishi Heavy Industries      208,000         1,021
Mitsubishi Motors                 40,000           175
Mitsubishi Trust & Banking
  Corp.                           79,000           972
Mitsui & Co.                     102,000           774
Mitsui Trust & Banking Co.        50,000           174
Murata Manufacturing Co.          16,000           649
NEC Corp.                         97,000         1,064
New Oji Paper Co.                 67,000           340
Nikko Securities Co.              59,000           213
Nikon Corp.                       23,000           256
Nintendo Co., Ltd.                 9,600           830
Nippon Express Co.                70,000           377
Nippon Oil Co.                    53,000           217
Nippon Steel Corp.               420,000           865
Nippon Telegraph & Telephone
  Corp.                              850         7,204
Nippondenso Co.                   57,000         1,231
Nissan Motor Co., Ltd.           163,000           868
NKK Corp.                        112,000           155
Nomura Securities Co., Ltd.      120,000         1,396
NTT Data Corp.                        17           812
Odakyu Electric Railway Co.          510             2
Osaka Gas Co.                    105,000           232
Ricoh Co., Ltd.                   30,000           386
Rohm Co.                           8,000           791
Sakura Bank                      209,000           853
Sankyo Co.                        30,000           990
Sanwa Bank                       178,000         1,790
Sanyo Electric Co., Ltd.          68,000           226
Secom Co.                          8,000           517
Seibu Railway Co.                 28,000         1,142
Sekisui Chemical Co.              24,000           189
Sekisui House                     30,000           257

                                Number         Value
                               of Shares       (000s)
                               ---------      --------
Seven-Eleven Japan Co.            28,000      $  2,094
Sharp Co.                         73,000           567
Shin-Etsu Chemical Co.            15,700           384
Shiseido Co.                      26,000           354
Shizuoka Bank                     52,000           527
Sony Corp.                        26,200         2,175
Sumitomo Bank                    192,000         2,042
Sumitomo Chemical Co.             71,000           253
Sumitomo Corp.                    45,000           322
Sumitomo Electric Industries      47,000           621
Sumitomo Metal Industries        204,000           409
Sumitomo Trust & Banking Co.      81,000           617
Suzuki Motor Corp.                13,000           138
Taisho Pharmaceutical Co.         17,000           435
Takeda Chemical Industries        54,000         1,472
TDK Corp.                          9,000           746
Tohoku Electric Power Co.         32,600           531
Tokai Bank                       124,000           723
Tokio Marine & Fire Insurance
  Co.                             95,000           947
Tokyo Electric Power Co.,
  Inc.                            82,700         1,580
Tokyo Electron                    11,000           548
Tokyo Gas Co.                     95,000           218
Tokyu Corp.                       48,000           199
Tonen Corp.                       27,000           201
Toppan Printing Co.               31,000           389
Toray Industries, Inc.            60,000           334
Toshiba Corp.                    196,000           888
Tostem Corp.                      11,000           153
Toyo Trust & Banking Co.          34,000           254
Toyoda Automatic Loom              8,000           157
Toyota Motor Corp.               245,000         6,820
Yamanouchi Pharmaceutical Co.     15,000           369
Yasuda Fire & Marine
  Insurance Co.                   24,000           133
                                              --------
                                                95,557
                                              --------
NETHERLANDS--6.9 %
ABN AMRO Holdings NV              85,013         1,712
Aegon NV                          19,205         1,513
Ahold (Kon) NV                    32,184           824
Akzo Nobel NV                      4,896           863
Dordtsche Petroleum               18,420           989
Elsevier NV                       44,195           694
Fortis Amev NV                    12,205           480
Heineken NV                        3,581           582
ING Groep NV                      52,450         2,202
Koninklijke PTT Nederland         30,120         1,151
Philips Electronics NV            23,604         1,848

--------------------------------------------------------------------------------

                                Number         Value
                               of Shares       (000s)
                               ---------      --------
PolyGram NV                       12,016      $    683
Royal Dutch Petroleum Co.        143,136         7,571
SGS-Thomson Microelectronics
  NV+                              9,283           661
Unilever NV                       42,736         2,272
Wolters Kluwer NV                  4,643           570
                                              --------
                                                24,615
                                              --------
SINGAPORE--0.7 %
City Developments                 52,000           218
Hong Kong Land Holdings          270,176           616
Jardine Matheson Holdings,
  Ltd.                               278             2
OCBC Bank (alien market)          13,606            76
Singapore Telecommunications   1,022,000         1,622
United Overseas Bank (alien
  market)                            600             3
                                              --------
                                                 2,537
                                              --------
SPAIN--2.3 %
Argentaria Corp.                   9,106           506
BCO Bilbao Vizcaya                47,091         1,259
BCO Esp de Credito                37,900           350
BCO Popular                        7,558           446
BCO Santander (Reg.)              29,838           836
Endesa SA                         70,232         1,323
Gas Natural SDG                    9,964           462
Iberdrola SA                      57,259           685
Repsol SA                         20,026           840
Telefonica Internacional de
  Espana SA                       62,733         1,712
                                              --------
                                                 8,419
                                              --------
SWEDEN--2.6 %
ABB AB Series A                   40,230           470
ABB AB Series B                   10,040           116
Astra AB Series A                 90,856         1,468
Astra AB Series B                 20,421           316
Hennes and Mauritz Series B       13,810           565
L.M. Ericsson Telephone
  Series B                        77,301         3,406
Nordbanken AB                     11,300           355
Sandvik AB Series B                4,349           132
Sandvik AB Series A               10,501           318
Scania AB Series A                 6,600           159
Scania AB Series B                 6,600           163
Skand Enskilda Banken Series
  A                               32,600           353
Sparbanken Sverige Series A       21,193           481
Svenska Handelsbanken Series
  A                               13,127           415
Svenska Handelsbanken Series
  B                                1,500            45
Volvo AB Series A                  6,119           159
Volvo AB Series B                 21,821           571
                                              --------
                                                 9,492
                                              --------

                                Number         Value
                               of Shares       (000s)
                               ---------      --------
SWITZERLAND--8.0 %
ABB AG (Bearer)+                     545      $    710
ABB AG (Reg.)+                       361            93
Adecco SA                          1,098           349
Alusuisse Lonza (Bearer)             136           122
Alusuisse Lonza HD (Reg.)            274           246
Ciba Specialty (Reg.)+             4,815           473
Cie Financiere Richemont
  Series A (Bearer)                  392           476
CS Holding (Reg.)                 15,477         2,180
Holderbank Financiere Glaris
  (Bearer)                           341           274
Holderbank Financiere Glaris
  (Reg.)                             675           120
Nestle SA (Reg.)                   2,773         3,907
Novartis AG (Bearer)                 913         1,440
Novartis AG (Reg.)                 4,319         6,765
Roche Group Holding AG               495         4,350
Roche Group Holding AG
  (Bearer)                           107         1,589
Schweizerische
  Bankgesellschaft (Bearer)        1,418         1,632
Schweizerische
  Bankgesellschaft (Reg.)          1,474           340
Schweizerische Bankverein
  (Reg.)                           5,192         1,396
Winterthur (Reg.)                    775           790
Zurich Versicherung (Reg.)         3,109         1,283
                                              --------
                                                28,535
                                              --------
UNITED KINGDOM--23.1 %
Abbey National                    84,072         1,337
Allied-Lyons PLC                  74,694           610
Asda Group                       178,462           464
Associated British Foods          64,007           515
BAA PLC                           70,714           653
Bank of Scotland PLC              72,515           599
Barclays PLC                     106,143         2,659
Bass PLC                          58,366           811
BAT Industries PLC               206,852         1,810
BG PLC                           276,262         1,214
BOC Group                         34,233           576
Boots Co.                         64,382           922
British Aerospace                 27,694           735
British Airways                   68,083           665
British Petroleum Co.            395,622         5,817

SCHWAB INTERNATIONAL INDEX FUND(R)
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
October 31, 1997

                                Number         Value
                               of Shares       (000s)
                               ---------      --------
British Sky Broadcast            115,063      $    817
British Telecommunications       408,446         3,104
BTR PLC                          255,071           861
Cable & Wireless                 169,486         1,354
Cadbury Schweppes                 68,513           690
Commercial Union Assurance
  Co.                             39,457           556
Emi Group PLC                     77,355           626
Enterprise Oil PLC                30,600           342
General Accident PLC              29,244           498
General Electric Co.             173,285         1,107
GKN                               23,403           525
Glaxo Wellcome PLC               242,851         5,207
Granada Group                     42,142           582
Grand Metropolitan, Inc.         141,859         1,280
Great Universal Stores            64,838           769
Guinness                         124,259         1,111
HSBC Holdings                     56,280         1,402
HSBC Holdings (Hong Kong)        120,541         2,831
Imperial Chemical Industries      46,630           688
J. Sainsbury PLC                 122,221         1,020
Kingfisher                        47,394           682
Legal & General Group             78,007           648
Lloyds TSB Group PLC             396,102         4,951
Marks & Spencer PLC              176,607         1,793
National Grid Group PLC          104,000           490
National Power Development        68,681           573
National Westminster Bancorp     123,100         1,770
Pearson, Inc.                     39,203           513
Peninsular & Oriental Steam
  Navigation                      37,123           430
Powergen                          44,045           490
Prudential Corp.                 127,462         1,360
Rank Group                       102,265           571
Reckitt & Colman PLC              24,700           379
Reed International                73,392           726
Rentokil Initial                 128,688           518
Reuters Holdings PLC             109,468         1,188
Rolls Royce PLC                   91,200           327
Royal Bank of Scotland            57,824           613
Royal Sun Alliance PLC            93,507           897
RTZ Corp. PLC (Reg.)              69,818           900
Safeway PLC                       66,762           435
Schroders                         12,100           347
Scot & Newcastle                  42,611           482
Scottish Power                    70,424           527

                                Number         Value
                               of Shares       (000s)
                               ---------      --------
Shell Transport & Trading Co.
  (Reg.)                         678,429      $  4,812
Siebe PLC                         28,239           542
Smithkline Beecham               345,380         3,274
Standard Chartered PLC            64,712           702
Tesco PLC                        142,936         1,144
Unilever PLC                     213,116         1,588
United News & Media PLC           31,703           399
United Utilities PLC              33,990           415
Vodafone Group PLC               203,835         1,111
Whitbread                         30,836           412
Zeneca Group                      60,471         1,908
                                              --------
                                                82,674
                                              --------
TOTAL COMMON STOCK
  (Cost $296,559)                              352,391
                                              --------
PREFERRED STOCK--0.6%
AUSTRALIA--0.1 %
News Corporation, Ltd.
  (Limited Voting Shares)         70,942           315
                                              --------
GERMANY--0.5 %
Metro AG (Non-Voting)                460            16
RWE AG (Non-Voting)               20,391           736
Sap AG (Non-Voting)                2,826           841
Volkswagen AG (Non-Voting)           584           265
                                              --------
                                                 1,858
                                              --------
ITALY--0.0 %
Fiat Finance SPA                  62,447           103
                                              --------
TOTAL PREFERRED STOCK
  (Cost $1,513)                                  2,276
                                              --------
WARRANTS--0.0%
BELGIUM--0.0 %
Generale de Banque (expire
  11/15/99)+                         600             4
                                              --------
FRANCE--0.0 %
AXA UAP CVG (expire
  01/07/99)+                       5,916            16
Cie Generale de Eaux (expire
  05/02/01)+                       8,094             4
                                              --------
                                                    20
                                              --------

--------------------------------------------------------------------------------

                                Number         Value
                               of Shares       (000s)
                               ---------      --------
SWITZERLAND--0.0 %
Schweizerische Bankverein
  (expire 6/30/00)+                  425      $      4
                                              --------
UNITED KINGDOM--0.0 %
BTR (expire 11/26/98)+             4,019             0
                                              --------
TOTAL WARRANTS
  (Cost $8)                                         28
                                              --------

                                               Value
                                 Par           (000s)
                              ----------      --------
CASH EQUIVALENTS--1.1%
MSTC Cash Reserve Liquid
  Asset Fund
  5.38%*, 11/07/97            $3,887,854      $  3,888
                                              --------
TOTAL CASH EQUIVALENTS
  (Cost $3,888)                                  3,888
                                              --------
TOTAL INVESTMENTS--100.0%
  (Cost $301,968)                             $358,583
                                              ========

---------------

NOTES TO SCHEDULES OF INVESTMENTS

+    Non-Income Producing Security.

*    Interest rate represents the yield on report date.
**   ADR--American Depository Receipt.
***  ARS-American Regulatory Share.
**** Fair-value security. See Note 2 "Security valuation."
(a)  Yields shown are effective yields at the time of purchase.
(b) These securities, or portion thereof, are being used to collaterize open futures contracts.

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES (in thousands)
October 31, 1997

                                                                                          Schwab       Schwab
                                                                                         S&P 500        1000
                                                                                           Fund       Fund(R)
                                                                                        ----------   ----------
ASSETS
Investments, at value (Cost: $1,403,452 and $1,995,049, respectively)                   $1,570,454   $3,033,224
Repurchase agreement                                                                            --       17,276
Interest receivable                                                                             --            2
Amounts on deposit with broker                                                               1,100           --
Dividends receivable                                                                         1,951        3,552
Receivable for fund shares sold                                                              6,517        4,386
Receivable from securities lending                                                              10           48
Prepaid expenses                                                                               103          108
Deferred organization costs                                                                     19           --
                                                                                        ----------   ----------
    Total Assets                                                                         1,580,154    3,058,596
                                                                                        ----------   ----------
LIABILITIES
Payable for investments purchased                                                           36,209       18,203
Payable for fund shares redeemed                                                             2,838        2,610
Variation margin                                                                               278           --
Investment advisory fee payable                                                                 13          110
Transfer agency and shareholder service fees payable                                            51          133
Accrued expenses                                                                               322          541
                                                                                        ----------   ----------
    Total Liabilities                                                                       39,711       21,597
                                                                                        ----------   ----------
Net assets applicable to outstanding shares                                             $1,540,443   $3,036,999
                                                                                        ==========   ==========
NET ASSETS CONSIST OF:
  Paid-in-capital                                                                       $1,365,100   $1,978,847
  Undistributed net investment income                                                       11,074       25,431
  Accumulated net realized loss on investments and futures                                  (2,733)      (5,454)
  Net unrealized appreciation on investments                                               167,002    1,038,175
                                                                                        ----------   ----------
                                                                                        $1,540,443   $3,036,999
                                                                                        ==========   ==========
PRICING OF SHARES
  Net asset value, offering and redemption price per share, applicable to outstanding shares, $0.00001 par value (unlimited shares authorized)
  Investor Shares ($923,148/65,149, $2,610,607/103,406, respectively)                       $14.17       $25.25
    Select Shares ($485,604/34,212, $426,392/16,880, respectively)                          $14.19       $25.26
    e. Shares ($131,691/9,283)                                                              $14.19           --

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES (in thousands)
October 31, 1997

                                                                                          Schwab
                                                                                        Small-Cap       Schwab
                                                                                          Index      International
                                                                                         Fund(R)     Index Fund(R)
                                                                                        ----------   -------------
ASSETS
Investments, at value (Cost: $374,793 and $301,968, respectively)                        $494,190      $ 358,583
Foreign currencies, at value (cost $4,595)                                                     --          4,656
Interest receivable                                                                            23             27
Dividends receivable                                                                          266            766
Receivable for fund shares sold                                                             2,973          3,599
Receivable for investments sold                                                               220          1,137
Dividend tax reclaim receivable                                                                --            321
Miscellaneous assets                                                                           11             14
                                                                                        ----------     ---------
    Total Assets                                                                          497,683        369,103
                                                                                        ----------     ---------
LIABILITIES
Payable for investments purchased                                                           5,207          1,137
Payable for fund shares redeemed                                                              637            281
Investment advisory fee payable                                                                11             10
Payable for custodian fees                                                                     23             50
Transfer agency and shareholder service fees payable                                           70             56
Accrued expenses                                                                               91            106
Withholding taxes payable                                                                      --            101
                                                                                        ----------     ---------
    Total Liabilities                                                                       6,039          1,741
                                                                                        ----------     ---------
Net assets applicable to outstanding shares                                              $491,644      $ 367,362
                                                                                        ==========     =========
NET ASSETS CONSIST OF:
  Paid-in-capital                                                                        $372,157      $ 310,814
  Undistributed net investment income                                                       1,452          4,052
  Accumulated net realized loss on investments sold and foreign currency transactions      (1,362)        (4,180)
  Net unrealized appreciation on investments and translating assets and liabilities
    into reporting currency                                                               119,397         56,676
                                                                                        ----------     ---------
                                                                                         $491,644      $ 367,362
                                                                                        ==========     =========
PRICING OF SHARES
  Net asset value, offering and redemption price per share, applicable to outstanding shares, $0.00001 par value (unlimited shares authorized) Investor Shares
    ($410,470/23,148 and $317,833/23,884, respectively)                                    $17.73         $13.31
    Select Shares ($81,174/4,574 and $49,529/3,719, respectively)                          $17.75         $13.32

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (in thousands)

                                                                                    Schwab S&P
                                                                                     500 Fund         Schwab
                                                                                    Year ended     1000 Fund(R)
                                                                                     October       Period ended
                                                                                       31,         October 31,
                                                                                       1997           1997*
                                                                                    ----------     ------------
Investment income:
  Dividends                                                                          $ 14,709        $  7,263
  Interest                                                                                 34             164
                                                                                     --------        --------
    Total investment income                                                            14,743           7,427
                                                                                     --------        --------
Expenses:
  Investment advisory and administration fee                                            2,839           1,187
  Transfer agency and shareholder service fees
    Investor Shares                                                                     1,423           1,106
    Select Shares                                                                         126              67
    e. Shares                                                                             107              --
  Custodian fees                                                                          185              54
  Professional fees                                                                        69              12
  Registration fees                                                                       282              53
  Shareholder reports                                                                     125              --
  Trustees' fees                                                                           16               1
  Amortization of deferred organization costs                                               5              --
  Insurance and other expenses                                                             99              17
                                                                                     --------        --------
                                                                                        5,276           2,497
Less expenses reduced (see Note 4)                                                     (2,606)           (229)
                                                                                     --------        --------
    Net expenses incurred by Fund                                                       2,670           2,268
                                                                                     --------        --------
Net investment income                                                                  12,073           5,159
                                                                                     --------        --------

Net realized gain (loss) on investments sold                                           (2,400)          1,097
Net realized loss on futures contracts                                                   (279)             --
Net unrealized appreciation on investments                                            149,985          43,118
Net unrealized appreciation on futures contracts                                            1              --
                                                                                     --------        --------
Net gain on investments                                                               147,307          44,215
                                                                                     --------        --------
Increase in net assets resulting from operations                                     $159,380        $ 49,374
                                                                                     ========        ========

---------------
* Period from September 1, 1997 through October 31, 1997

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (in thousands)
Year ended October 31, 1997

                                                                                      Schwab
                                                                                     Small-Cap         Schwab
                                                                                       Index        International
                                                                                      Fund(R)       Index Fund(R)
                                                                                    -----------     -------------
Investment income:
  Dividends (net of foreign taxes withheld of $1 and $888, respectively)              $ 3,078          $ 5,882
  Interest                                                                                183              224
                                                                                      -------          -------
    Total investment income                                                             3,261            6,106
                                                                                      -------          -------
Expenses:
  Investment advisory and administration fee                                            1,540            2,146
  Transfer agency and shareholder service fees
    Investor Shares                                                                       734              744
    Select Shares                                                                          20               14
  Custodian fees                                                                          121              285
  Portfolio accounting fees                                                                73               73
  Professional fees                                                                        55               66
  Registration fees                                                                       108               95
  Shareholder reports                                                                      84               79
  Trustees' fees                                                                           11               13
  Amortization of deferred organization costs                                               4                4
  Insurance and other expenses                                                             30               37
                                                                                      -------          -------
                                                                                        2,780            3,556
Less expenses reduced (see Note 4)                                                     (1,190)          (1,674)
                                                                                      -------          -------
    Net expenses incurred by Fund                                                       1,590            1,882
                                                                                      -------          -------
Net investment income                                                                   1,671            4,224
                                                                                      -------          -------
Net realized gain (loss) on investments and foreign currency transactions:
  Net realized loss on investments sold                                                  (481)          (1,791)
  Net realized gain (loss) on foreign currency transactions                                 3             (172)
                                                                                      -------          -------
    Net realized loss on investments sold and foreign currency transactions              (478)          (1,963)
Change in net unrealized appreciation on investments and foreign currency:
  Net unrealized appreciation on investments                                           83,214           24,032
  Net unrealized appreciation on foreign currency                                          --               47
                                                                                      -------          -------
  Net unrealized appreciation on investments and foreign currency                      83,214           24,079
                                                                                      -------          -------
Net gain on investments                                                                82,736           22,116
                                                                                      -------          -------
Increase in net assets resulting from operations                                      $84,407          $26,340
                                                                                      =======          =======

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS (in thousands)

                                                                    S&P 500 Fund             Schwab 1000 Fund(R)
                                                             --------------------------   -------------------------
                                                             Year ended    Period ended   Period ended   Year ended
                                                             October 31,   October 31,    October 31,    August 31,
                                                                1997          1996*          1997**       1997***
                                                             -----------   ------------   ------------   ----------
Operations:
  Net investment income                                      $   12,073      $  1,860      $    5,159    $   29,087
  Net realized gain (loss) on investments sold and futures
    contracts                                                    (2,679)          (54)          1,097        (4,992)
  Net unrealized appreciation on investments and futures
    contracts                                                   149,986        17,016          43,118       651,010
                                                               --------      --------        --------      --------
  Increase in net assets resulting from operations              159,380        18,822          49,374       675,105
                                                               --------      --------        --------      --------
Dividends to shareholders from net investment income
  Investor Shares                                                (2,361)           --              --       (23,949)
  Select Shares                                                      --            --              --            --
  e. Shares                                                        (498)           --              --            --
                                                               --------      --------        --------      --------
                                                                 (2,859)           --              --       (23,949)
Capital Share Transactions:
  Proceeds from shares sold                                   1,636,074       304,596         270,742     1,328,283
  Net asset value of shares issued in reinvestment of
    dividends                                                     2,679            --              --        21,833
  Early withdrawal fees (see Note 8)                                 --            --             104           429
  Less payments for shares redeemed                            (534,934)      (43,315)       (129,356)     (715,625)
                                                               --------      --------        --------      --------
  Increase in net assets from capital share transactions      1,103,819       261,281         141,490       634,920
                                                               --------      --------        --------      --------
Total increase in net assets                                  1,260,340       280,103         190,864     1,286,076

Net Assets:
  Beginning of period                                           280,103            --       2,846,135     1,560,059
                                                               --------      --------        --------      --------
  End of period (including undistributed net investment
    income of $11,074, $1,860, $25,431 and $20,272,
    respectively)                                            $1,540,443      $280,103      $3,036,999    $2,846,135
                                                               ========      ========        ========      ========
Number of Fund shares:
  Sold                                                          122,252        29,931          10,444        59,126
  Reinvested                                                        231            --              --         1,058
  Redeemed                                                      (39,579)       (4,191)         (4,990)      (31,365)
                                                               --------      --------        --------      --------
  Net increase in shares outstanding                             82,904        25,740           5,454        28,819
                                                               ========      ========        ========      ========

---------------

*   For the period from May 1, 1996 (commencement of operations) to October 31,
    1996
**  For the period from September 1, 1997 to October 31, 1997
*** For the period from September 1, 1996 to August 31, 1997

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS (in thousands)

                                                                                             International Index
                                                              Small-Cap Index Fund(R)              Fund(R)
                                                               Year ended October 31,       Year ended October 31,
                                                             --------------------------   --------------------------
                                                                1997           1996           1997          1996
                                                             -----------   ------------   ------------   -----------
Operations:
  Net investment income                                       $   1,671      $    968      $    4,224     $   3,349
  Net realized loss on investments sold and foreign
    currency transactions                                          (478)         (647)         (1,963)       (1,781)
  Change in net unrealized appreciation on investments and
    foreign currency translation                                 83,214        22,556          24,079        20,098
                                                               --------      --------        --------      --------
  Increase in net assets resulting from operations               84,407        22,877          26,340        21,666
                                                               --------      --------        --------      --------
Dividends to shareholders from net investment income
  Investor Shares                                                  (998)         (673)         (3,464)       (2,089)
  Select Shares                                                      --            --              --            --
                                                               --------      --------        --------      --------
                                                                   (998)         (673)         (3,464)       (2,089)
Capital Share Transactions:
  Proceeds from shares sold                                     314,331       106,790         199,296       100,434
  Net asset value of shares issued in reinvestment of
    dividends                                                       901           604           3,084         1,809
  Early withdrawal fees (see Note 8)                                155            61              76            54
  Less payments for shares redeemed                            (116,277)      (42,608)       (104,748)      (54,708)
                                                               --------      --------        --------      --------
  Increase in net assets from capital share transactions        199,110        64,847          97,708        47,589
                                                               --------      --------        --------      --------
Total increase in net assets                                    282,519        87,051         120,584        67,166

Net Assets:
  Beginning of period                                           209,125       122,074         246,778       179,612
                                                               --------      --------        --------      --------
  End of period (including undistributed net investment
    income of $1,452, $779, $4,052 and $3,292,
    respectively)                                             $ 491,644      $209,125      $  367,362     $ 246,778
                                                               ========      ========        ========      ========
Number of Fund shares:
  Sold                                                           19,646         8,182          15,015         8,493
  Reinvested                                                         64            49             250           155
  Redeemed                                                       (7,380)       (3,271)         (7,843)       (4,605)
                                                               --------      --------        --------      --------
  Net increase in shares outstanding                             12,330         4,960           7,422         4,043
                                                               ========      ========        ========      ========

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period:

                                                                            Schwab S&P 500 Fund
                                                  -----------------------------------------------------------------------
                                                       Investor Shares                 e. Shares            Select Shares
                                                  --------------------------   --------------------------   -------------
                                                  Year ended    Period ended   Year ended    Period ended   Period ended
                                                  October 31,   October 31,    October 31,   October 31,     October 31,
                                                     1997          1996**         1997          1996**         1997***
                                                  -----------   ------------   -----------   ------------   -------------
Net asset value at beginning of period             $   10.88      $  10.00      $   10.89      $  10.00       $   12.85
Income from investment operations
  Net investment income                                 0.14          0.08           0.21          0.04            0.05
  Net realized and unrealized gain on
    investments                                         3.24          0.80           3.19          0.85            1.29
                                                    --------      --------       --------       -------        --------
  Total from investment operations                      3.38          0.88           3.40          0.89            1.34
Less distributions
  Dividends from net investment income                 (0.09)           --          (0.10)           --              --
                                                    --------      --------       --------       -------        --------
  Total distributions                                  (0.09)           --          (0.10)           --              --
                                                    --------      --------       --------       -------        --------
Net asset value at end of period                   $   14.17      $  10.88      $   14.19      $  10.89       $   14.19
                                                    ========      ========       ========       =======        ========
Total return (not annualized)                          31.29%         8.80%         31.48%         8.90%          10.43%
Ratios/Supplemental data
  Net assets, end of period (000s)                 $ 923,148      $243,772      $ 131,691      $ 36,331       $ 485,604
  Ratio of expenses to average net assets+              0.38%         0.49%*         0.28%         0.28%*          0.19%*
  Ratio of net investment income to average net
    assets+                                             1.49%         1.89%*         1.61%         1.82%*          1.46%*
  Portfolio turnover rate                                  3%            1%             3%            1%              3%
  Average commission rate                          $  0.0277      $ 0.0224      $  0.0277      $ 0.0224       $  0.0277

---------------

+ The information contained in the above table is based on actual expenses for the period, after giving effect to the portion of expenses reduced and absorbed by the Investment Manager and Schwab. Had these expenses not been reduced and absorbed, the Fund's expense and net investment income ratios would have been:

    Ratio of expenses to average net assets             0.70%         0.89%*         0.61%         1.19%*          0.53%*
    Ratio of net investment income to average
    net assets                                          1.17%         1.49%*         1.28%         0.91%*          1.12%*

*   Annualized
** For the period from May 1, 1996 (commencement of operations) to October 31, 1996.
*** For the period from May 19, 1997 (commencement of operations) to October 31,
    1997.

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                                  Schwab 1000 Fund(R)
                               -----------------------------------------------------------------------------------------
                                                                    Investor Shares
                               -----------------------------------------------------------------------------------------
                               Two months
                                 ended                                                      Eight months
                                October                      August 31,                         ended        Year ended
                                  31,       ---------------------------------------------    August 31,     December 31,
                                  1997         1997         1996        1995       1994         1993            1992
                               ----------   ----------   ----------   --------   --------   -------------   ------------
Net asset value at beginning
  of period                    $   24.78    $    18.14   $    15.68   $  13.08   $  12.80     $   11.96       $  11.26
Income from investment
  operations
  Net investment income             0.04          0.28         0.24       0.26       0.26          0.17           0.24
  Net realized and unrealized
    gain on investments             0.43          6.62         2.45       2.48       0.28          0.79           0.71
                               ----------   ----------   ----------   --------   --------      --------       --------
  Total from investment
    operations                      0.47          6.90         2.69       2.74       0.54          0.96           0.95
Less distributions
  Dividends from net
    investment income                 --         (0.26)       (0.23)     (0.14)     (0.26)        (0.12)         (0.25)
                               ----------   ----------   ----------   --------   --------      --------       --------
  Total distributions                 --         (0.26)       (0.23)     (0.14)     (0.26)        (0.12)         (0.25)
                               ----------   ----------   ----------   --------   --------      --------       --------
Net asset value at end of
  period                       $   25.25    $    24.78   $    18.14   $  15.68   $  13.08     $   12.80       $  11.96
                               ==========   ==========   ==========   ========   ========      ========       ========
Total return (not annualized)       1.90%        38.32%       17.27%     21.23%      4.28%         8.06%          8.52%
Ratios/Supplemental data
  Net assets, end of period
    (000s)                     $2,610,607   $2,498,891   $1,560,059   $826,714   $554,061     $ 515,272       $370,980
  Ratio of expenses to
    average net assets+             0.46% *       0.47%        0.49%      0.54%      0.51%         0.45%*         0.35%
  Ratio of net investment
    income to average net
    assets+                         1.00% *       1.33%        1.66%      2.03%      2.06%         2.21%*         2.45%
  Portfolio turnover rate              0 %           2%           2%         2%         3%            1%             1%
  Average commission rate**    $  0.0279    $   0.0280   $   0.0282         --         --            --             --

---------------

+ The information contained in the above table is based on actual expenses for the period, after giving effect to the portion of expenses reduced and absorbed by the Investment Manager and Schwab. Had these expenses not been reduced and absorbed, the Fund's expense and net investment income ratios would have been:

  Ratio of expenses to average
    net assets                        0.50% *       0.53%        0.57%      0.63%      0.56%         0.49%*         0.52%
  Ratio of net investment
    income to average net
    assets                            0.96% *       1.27%        1.58%      1.94%      2.01%         2.17%*         2.28%

*  Annualized
** A fund is required to disclose its average commission rate per share for security trades on which a commission is charged.

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
For a share outstanding throughout each period:

                                                                                         Schwab 1000 Fund(R)
                                                                                      -------------------------
                                                                                            Select Shares
                                                                                      -------------------------
                                                                                      Two months
                                                                                        ended
                                                                                       October     Period ended
                                                                                         31,        August 31,
                                                                                         1997         1997**
                                                                                      ----------   ------------
Net asset value at beginning of period                                                 $  24.79      $  22.64
Income from investment operations
  Net investment income                                                                    0.04          0.05
  Net realized and unrealized gain on investments                                          0.43          2.10
                                                                                       --------      --------
  Total from investment operations                                                         0.47          2.15
Less distributions
  Dividends from net investment income                                                       --            --
                                                                                       --------      --------
  Total distributions                                                                        --            --
                                                                                       --------      --------
Net asset value at end of period                                                       $  25.26      $  24.79
                                                                                       ========      ========
Total return (not annualized)                                                              1.90%         9.50%
Ratios/Supplemental data
  Net assets, end of period (000s)                                                     $426,392      $347,244
  Ratio of expenses to average net assets+                                                 0.35%*        0.35%*
  Ratio of net investment income to average net assets+                                    1.11%*        1.26%*
  Portfolio turnover rate                                                                     0%            2%
  Average commission rate                                                              $ 0.0279      $ 0.0280

---------------

+ The information contained in the above table is based on actual expenses for the period, after giving effect to the portion of expenses reduced and absorbed by the Investment Manager and Schwab. Had these expenses not been reduced and absorbed, the Fund's expense and net investment income ratios would have been:

   Ratio of expenses to average net assets                                                 0.41%*        0.68%*
   Ratio of net investment income to average net assets                                    1.05%*        0.93%*

*  Annualized
** For the period from May 19, 1997 (commencement of operations) to August 31,
   1997.

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                                          Schwab Small-Cap Index Fund(R)
                                                                ---------------------------------------------------
                                                                                  Investor Shares
                                                                ---------------------------------------------------
                                                                      Year ended October 31,           Period ended
                                                                ----------------------------------     October 31,
                                                                  1997         1996         1995          1994++
                                                                --------     --------     --------     ------------
Net asset value at beginning of period                          $  13.59     $  11.70     $  10.05       $  10.00
Income from investment operations
  Net investment income                                             0.06         0.07         0.10           0.06
  Net realized and unrealized gain on investments                   4.14         1.88         1.61             --
                                                                --------     --------     --------        -------
  Total from investment operations                                  4.20         1.95         1.71           0.06
Less distributions
  Dividends from net investment income                             (0.06)       (0.06)       (0.06)         (0.01)
                                                                --------     --------     --------        -------
  Total distributions                                              (0.06)       (0.06)       (0.06)         (0.01)
                                                                --------     --------     --------        -------
Net asset value at end of period                                $  17.73     $  13.59     $  11.70       $  10.05
                                                                ========     ========     ========        =======
Total return (not annualized)                                      31.03%       16.73%       17.11%          0.63%
Ratios/Supplemental data
  Net assets, end of period (000s)                              $410,470     $209,125     $122,074       $ 68,128
  Ratio of expenses to average net assets+                          0.52%        0.59%        0.68%          0.67%*
  Ratio of net investment income to average net assets+             0.53%        0.56%        0.68%          0.68%*
  Portfolio turnover rate                                             23%          23%          24%            16%
  Average commission rate**                                     $ 0.0012     $ 0.0318           --             --

---------------

+ The information contained in the above table is based on actual expenses for the periods, after giving effect to the portion of fees reduced and expenses absorbed by the Investment Manager and Schwab. Had these fees and expenses not been reduced and absorbed, the Fund's expense and net investment income ratios would have been:

  Ratio of expenses to average net assets                           0.89%        0.94%        1.02%          1.19%*
  Ratio of net investment income to average net assets              0.16%        0.21%        0.34%          0.16%*

++ For the period December 3, 1993 (commencement of operations) to October 31, 1994.
*  Annualized
** A fund is required to disclose its average commission rate per share for security trades on which a commission is charged.

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
For a share outstanding throughout each period:

                                                                                     Schwab Small-Cap Index
                                                                                            Fund(R)
                                                                                         Select Shares
                                                                                  ----------------------------
                                                                                          Period Ended
                                                                                       October 31, 1997++
                                                                                  ----------------------------
Net asset value at beginning of period                                                      $  14.50
Income from investment operations
  Net investment income                                                                         0.02
  Net realized and unrealized gain on investments                                               3.23
                                                                                             -------
  Total from investment operations                                                              3.25
Less distributions
  Dividends from net investment income                                                            --
                                                                                             -------
  Total distributions                                                                             --
                                                                                             -------
Net asset value at end of period                                                            $  17.75
                                                                                             =======
Total return (not annualized)                                                                  22.41%
Ratios/Supplemental data
  Net assets, end of period (000s)                                                          $ 81,174
  Ratio of expenses to average net assets+++                                                    0.38%*
  Ratio of net investment income to average net assets+++                                       0.56%*
  Portfolio turnover rate                                                                         23%
  Average commission rate                                                                   $ 0.0012

---------------

+ The information contained in the above table is based on actual expenses for the periods, after giving effect to the portion of fees reduced and expenses absorbed by the Investment Manager and Schwab. Had these fees and expenses not been reduced and absorbed, the Fund's expense and net investment income ratios would have been:

  Ratio of expenses to average net assets                                                        0.90%*
  Ratio of net investment income to average net assets                                           0.04%*

++ For the period May 19, 1997 (commencement of operations) to October 31, 1997.
* Annualized

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                                   Schwab International Index Fund(R)
                                                                             Investor Shares
                                                     ---------------------------------------------------------------
                                                                                                           Period
                                                                 Year Ended October 31,                     Ended
                                                     -----------------------------------------------     October 31,
                                                       1997         1996         1995         1994         1993++
                                                     --------     --------     --------     --------     -----------
Net asset value at beginning of period               $  12.23     $  11.13     $  10.89     $  10.15      $   10.00
Income from investment operations
  Net investment income                                  0.17         0.16         0.14         0.11           0.03
  Net realized and unrealized gain on investments
    and foreign currency transactions                    1.08         1.07         0.22         0.69           0.12
                                                     --------     --------     --------     --------       --------
  Total from investment operations                       1.25         1.23         0.36         0.80           0.15
Less distributions
  Dividends from net investment income                  (0.17)       (0.13)       (0.12)       (0.04)            --
  Distributions from realized gain on investments          --           --           --        (0.02)            --
                                                     --------     --------     --------     --------       --------
  Total distributions                                   (0.17)       (0.13)       (0.12)       (0.06)            --
                                                     --------     --------     --------     --------       --------
Net asset value at end of period                     $  13.31     $  12.23     $  11.13     $  10.89      $   10.15
                                                     ========     ========     ========     ========       ========
Total return (not annualized)                           10.33%       11.07%        3.35%        7.89%          1.50%
Ratios/Supplemental data
  Net assets, end of period (000s)                   $317,833     $246,778     $179,612     $142,355      $ 106,085
  Ratio of expenses to average net assets+               0.61%        0.69%        0.85%        0.90%          0.60%*
  Ratio of net investment income to average net
    assets+                                              1.36%        1.50%        1.45%        1.14%          2.15%*
  Portfolio turnover rate                                  13%           6%           0%           6%             2%
  Average commission rate**                          $ 0.0175     $ 0.0162           --           --             --

---------------

+ The information contained in the above table is based on actual expenses for the periods, after giving effect to the portion of fees reduced and expenses absorbed by the Investment Manager and Schwab. Had these fees and expenses not been reduced and absorbed, the Fund's expense and net investment income ratios would have been:

   Ratio of expenses to average net assets               1.13%        1.17%        1.22%        1.30%          2.10%*
   Ratio of net investment income to average net
     assets                                              0.84%        1.02%        1.08%        0.74%          0.65%*

*  Annualized
** A fund is required to disclose its average commission rate per share for security trades on which a commission is charged.
++ For the period September 9, 1993 (commencement of operations) to October 31, 1993.

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
For a share outstanding throughout each period:

                                                                                                   Schwab
                                                                                                International
                                                                                                Index Fund(R)
                                                                                                Select Shares
                                                                                              -----------------
                                                                                                Period Ended
                                                                                                 October 31,
                                                                                                   1997++
                                                                                              -----------------
Net asset value at beginning of period                                                             $ 13.59
Income from investment operations
  Net investment income                                                                               0.04
  Net realized and unrealized gain on investments and foreign currency transactions                  (0.31)
                                                                                                   -------
  Total from investment operations                                                                   (0.27)
Less distributions
  Dividends from net investment income                                                                  --
                                                                                                   -------
  Total distributions                                                                                   --
                                                                                                   -------
Net asset value at end of period                                                                   $ 13.32
                                                                                                   =======
Total return (not annualized)                                                                        (1.99)%
Ratios/Supplemental data
  Net assets, end of period (000s)                                                                 $49,529
  Ratio of expenses to average net assets+                                                            0.47%*
  Ratio of net investment income to average net assets+                                               1.17%*
  Portfolio turnover rate                                                                               13%
  Average commission rate                                                                          $0.0175

---------------

+ The information contained in the above table is based on actual expenses for the periods, after giving effect to the portion of fees reduced and expenses absorbed by the Investment Manager and Schwab. Had these fees and expenses not been reduced and absorbed, the Fund's expense and net investment income ratios would have been:

  Ratio of expenses to average net assets                                                             1.27%*
  Ratio of net investment income to average net assets                                                0.37%*

* Annualized
++ For the period May 19, 1997 (commencement of operations) to October 31, 1997.

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
October 31, 1997
1. DESCRIPTION OF THE FUNDS

The Schwab S&P 500 Fund, Schwab Small-Cap Index Fund(R) and Schwab International Index Fund(R) are a series of Schwab Capital Trust (the "Capital Trust") and the Schwab 1000 Fund(R) is a series of the Schwab Investments (the "Investment Trust"), each a no-load, open-end, management investment company organized as Massachusetts business trusts on May 7, 1993 and October 26, 1990, respectively, and registered under the Investment Company Act of 1940, as amended. Each of the funds in this report are herein referred to as the "Funds".

The Schwab S&P 500 Fund, Schwab 1000 Fund(R), Schwab Small-Cap Index Fund(R), and Schwab International Index Fund(R) offer two classes of shares -- Investor Shares and Select Shares. Both classes represent interests in the same portfolio of investments of each Fund and are substantially the same in all respects except that the classes are subject to different transfer agency and shareholder service fees (see Note 3), investment minimums and certain other expenses. However, the Schwab S&P 500 Fund offers a third class of shares -- the e. Shares(TM). These Shares offer the same concept as the Investor Shares and the Select Shares, but the e.Shares are available only to clients of Schwab Institutional and The Charles Schwab Trust Company and to certain tax-advantaged retirement plans who can execute their trading and information requests through SchwabLink(TM).

The investment objective for the Schwab S&P 500 Fund is to seek to track the price and dividend performance (total return) of common stocks of U.S. companies, as represented by the S&P 500 Index. The investment objective for the Schwab 1000 Fund(R) is to attempt to match the price and dividend performance (total return) of the Schwab 1000 Index(R), an index created to represent the performance of publicly traded common stocks of the 1,000 largest U.S. companies. The investment objective for the Schwab Small-Cap Index Fund(R) is to attempt to track the price and dividend performance (total return) of the Schwab Small Cap Index(R), an index created to represent the performance of common stocks of the second 1,000 largest U.S. companies, ranked by market capitalization. The investment objective for the Schwab International Index Fund(R) is to attempt to track the price and dividend performance (total return) of the Schwab International Index(R), an index created to represent the performance of common stocks and other equity securities, including preferred stocks, rights, and warrants, issued by large, publicly traded companies from countries around the world with major developed securities markets, excluding the United States.

In addition to the Schwab S&P 500 Fund, Small-Cap Index Fund(R) and International Index Fund(R), the Capital Trust also offers the Schwab Asset Director(R) -- High Growth Fund, Schwab Asset Director -- Balanced Growth Fund, Schwab Asset Director -- Conservative Growth Fund, Schwab Analytics Fund(R), Schwab OneSource Portfolios -- International, Schwab OneSource
Portfolios -- Growth Allocation, Schwab OneSource Portfolios -- Balanced Allocation and Schwab OneSource Portfolios -- Small Company. The assets of each series are segregated and accounted for separately.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 1997

In addition to the Schwab 1000 Fund(R), the Investment Trust also offers the Schwab Short-Term Bond Index Fund (formerly Schwab Short/Intermediate Government Bond Fund), Schwab Total Bond Market Index Fund (formerly Schwab Long-Term Government Bond Fund), Schwab California Short/Intermediate Tax-Free Bond Fund, Schwab California Long-Term Tax-Free Bond Fund, Schwab Short/Intermediate Tax-Free Bond Fund and Schwab Long-Term Tax-Free Bond Fund. The assets of each series are segregated and accounted for separately.

Effective September 1, 1997, the Schwab 1000 Fund(R) changed its fiscal year end. Accordingly, the Statement of Assets and Liabilities, the Statement of Operations, the Statement of Changes in Net Assets and the Financial Highlights each report activity as of October 31, 1997 and for the two month period then ended.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security valuation -- Investments in securities traded on an exchange are valued at the last quoted sale price for a given day, or if a sale is not reported for that day, at the mean between the most recent quoted bid and asked prices. Securities for which no market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which no quotations are readily available are valued at fair value as determined by the Fund's investment manager pursuant to guidelines adopted in good faith by the Board of Trustees. Short-term securities with 60 days or less to maturity are stated at amortized cost, which approximates market value.

Security transactions and investment income -- Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Realized gains and losses from security transactions are determined on an identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date; interest income is recorded on the accrual basis.

Futures Contracts -- The Schwab S&P 500 Fund may invest in financial futures contracts. The Fund will invest in these instruments to hedge against the effects of changes in value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or risk inherent in the management of the Fund and not for trading purposes. The use of futures contracts involves certain risks, which include (1) imperfect correlation between the price movement of the contracts and the underlying securities, (2) inability to close out positions due to different trading hours, or the temporary absence of a liquid market, for either the contract or underlying securities, or (3) an inaccurate prediction by the Adviser of the future direction of interest rates. Any of these risks may involve amounts exceeding the amount recognized in the Fund's Statement of Operations at any given time.

--------------------------------------------------------------------------------

As of October 31, 1997. The Schwab S&P 500 Fund had the following open futures contracts:

                                        Number of                                    Unrealized
                                        Contracts   Contract Value    Expiration    Appreciation
                                        ---------   --------------   -------------  ------------
S&P 500 Index Futures                       25       $ 11,549,325     December '97      $675

The aggregate value of cash or eligible securities pledged to cover margin requirements for open futures positions at October 31, 1997 was $1,649,000.

Repurchase agreements -- Repurchase agreements are fully collateralized by U.S. Treasury or government agency securities. All collateral is held by the Funds' custodian and is monitored daily to ensure that its market value at least equals the repurchase price under the agreement.

Foreign currency translation -- The accounting records of the Schwab International Index Fund(R) are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at the exchange rates on October 31, 1997. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate in effect on the dates of the respective transactions.

The Schwab International Index Fund separates within its statement of operations the portion of realized and unrealized gains and losses resulting from changes in foreign exchange rates from that arising from changes in securities' market values.

Forward currency contracts -- A forward currency contract ("Forward") is an agreement between two parties to buy and sell a currency at a set price on a future date. The value of the Forward fluctuates with changes in currency exchange rates. The Forward is marked-to-market daily and the change in value is recorded by the Schwab International Index Fund(R) as an unrealized gain or loss. When the Forward is closed, the Schwab International Index Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time the contract was closed. The Schwab International Index Fund engages in Forwards in connection with the purchase and sale of portfolio securities to minimize the uncertainty of changes in future exchange rates. The Schwab International Index Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of the contracts or if the value of the foreign currency changes unfavorably.

Deferred organization costs -- Costs incurred in connection with the organization of the Funds are amortized on a straight-line basis over a five-year period from the Funds commencement of operations.

Expenses -- Expenses arising in connection with the Funds are charged directly to the Funds. Expenses common to all series of the Trusts are generally allocated to each series in proportion to their relative net assets.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 1997

Federal income taxes -- It is each Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all net investment income and realized net capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. The Funds are considered a separate entity for tax purposes.

At October 31, 1997, (for financial reporting and federal income tax purposes):

                                         Net Unrealized          Appreciated       Depreciated
                                          Appreciation            Securities       Securities
                                      ---------------------     --------------     -----------
Schwab S&P 500 Fund                      $   166,455,000        $  187,020,000     $20,565,000
Schwab 1000 Fund(R)                      $ 1,038,174,000        $1,059,531,000     $21,357,000
Schwab Small-Cap Index Fund(R)           $   119,351,000        $  128,852,000     $ 9,501,000
Schwab International Index Fund(R)       $    56,615,000        $   88,845,000     $32,230,000

At October 31, 1997, the unused capital loss carryforwards, for federal income tax purposes with expiration dates were as follows:

                                             Expiring             Expiring          Expiring
                                             10/31/02             10/31/04          10/31/05
                                       ---------------------     -----------       -----------
Schwab S&P 500 Fund                                 --           $    5,000        $2,152,000
Schwab Small-Cap Index Fund(R)               $ 202,000           $  661,000        $  451,000
Schwab International Index Fund(R)           $ 140,000           $1,743,000        $1,837,000

At August 31, 1997, the Schwab 1000 Fund had unused capital loss carryforwards, for federal income tax purposes with expiration dates as follows:

                                             Expiring             Expiring          Expiring
                                              8/31/01              8/31/03           8/31/05
                                       ---------------------     -----------       -----------
Schwab 1000 Fund(R)                          $ 370,000            $ 919,000         $ 806,000

The Schwab 1000 Fund has elected to defer $3,740,000 in post-October losses from the sale of securities until the tax year ending August 31, 1998.

3. TRANSACTIONS WITH AFFILIATES

Investment advisory and administration agreement -- The Capital Trust and the Investment Trust have investment advisory and administration agreements with Charles Schwab Investment Management, Inc. (the "Investment Manager"). For advisory services and facilities furnished, the Schwab S&P 500 Fund pays an annual fee, payable monthly, of 0.36% of the first $1 billion of average daily net assets, 0.33% of such net assets over $1 billion, and 0.31% of such assets in excess of $2 billion. The Schwab 1000 Fund(R) pays an annual fee, payable monthly, of 0.30% of the first $500 million of average daily net assets and 0.22% of such

--------------------------------------------------------------------------------

assets over $500 million. The Schwab Small-Cap Index Fund(R) pays an annual fee, payable monthly, of 0.50% of the first $300 million of average daily net assets and 0.45% of such assets over $300 million. The Schwab International Index Fund(R) pays an annual fee, payable monthly, of 0.70% of the first $300 million of average daily net assets and 0.60% of such assets over $300 million. The Investment Manager has reduced a portion of its fee for the year ended October 31, 1997 (see Note 4).

Transfer agency and shareholder service agreements -- The Capital Trust and the Investment Trust have transfer agency and shareholder service agreements with Charles Schwab & Co., Inc. ("Schwab"). For services provided under these agreements, Schwab receives an annual fee, payable monthly, of 0.05% of average daily net assets for transfer agency services. For shareholder services provided, Schwab will receive from the Investor Shares, Select Shares and e. shares(]) an annual fee of 0.20%, 0.05% and 0.05%, respectively, of average net assets of that class of shares. Schwab has reduced a portion of its fee for the period ended October 31, 1997 (see Note 4).

Officers and trustees -- Certain officers and trustees of the Capital Trust and the Investment Trust are also officers and/or directors of the Investment Manager and/or Schwab. During the year ended October 31, 1997, the Capital Trust and the Investment Trust made no direct payments to its officers or trustees who are "interested persons" within the meaning of the Investment Company Act of 1940, as amended. The Schwab S&P 500 Fund, Schwab 1000 Fund(R), Schwab Small-Cap Index Fund(R) and Schwab International Index Fund(R) incurred fees of $16,000, $1,000, $11,000 and $13,000, respectively, related to the Trusts' unaffiliated trustees.

Other affiliated parties and transactions -- As of October 31, 1997, Schwab Small-Cap Index Fund(R) and Schwab International Index Fund(R) had outstanding shares of 7%, 4% and 1%, and 9%, 6% and 1%, respectively, owned by Schwab Asset Director(R) -- High Growth Fund, Schwab Asset Director(R) -- Balanced Growth Fund and Schwab Asset Director(R) -- Conservative Growth Fund, respectively.

Interfund transactions -- During the year ended October 31, 1997, Schwab Small-Cap Index Fund(R) and Schwab International Index Fund(R) engaged in purchase transactions with funds that have a common investment adviser, common trustees, and common officers. These purchase and sale transactions, made at current market value pursuant to Rule 17a-7 under the Act, were $32,564,000 and $42,665,000, respectively.

4. EXPENSES REDUCED BY THE INVESTMENT MANAGER AND SCHWAB

The Investment Manager and Schwab guarantee that, through at least February 29, 2000, total operating expenses of each class of shares will not exceed the percentages of the average daily net assets of that class

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 1997

of shares, after waivers and reimbursements, as shown below. For purpose of this guarantee, operating expenses do not include interest expenses, extraordinary expenses, taxes, foreign taxes and capital items.

                                                      Investor Shares     Select Shares     e.shares
                                                      ---------------     -------------     --------
Schwab S&P 500 Fund                                        0.35%              0.19%          0.28%
Schwab 1000 Fund(R)                                        0.46%              0.35%             --
Schwab Small-Cap Index Fund(R)                             0.49%              0.38%             --
Schwab International Index Fund(R)                         0.58%              0.47%             --

For the year ended October 31, 1997 the totals of such fees and expenses reduced and absorbed by the Investment Manager were $2,410,000, $220,000, $1,000,000 and $1,503,000 for the Schwab S&P 500 Fund, Schwab 1000 Fund, Schwab Small-Cap Index Fund and Schwab International Index Fund, respectively. The total of such fees reduced by Schwab were $196,000, $9,000, $190,000, and $171,000 for the Schwab S&P 500 Fund, Schwab 1000 Fund, Schwab Small-Cap Index Fund and Schwab International Index Fund, respectively.

5. BORROWING AGREEMENT

The Trusts have arrangements with PNC Bank, N.A., whereby the Schwab S&P 500 Fund and Schwab 1000 Fund(R) may borrow up to $10,000,000 and $50,000,000, respectively, on a temporary basis, to fund redemptions. Amounts borrowed under this arrangement bear interest at periodically negotiated rates and may be collateralized by the assets of the Funds. During the year ended October 31, 1997, no borrowings were made under this arrangement. The Capital Trust has an arrangement with Bank of New York Trust Company, whereby the Schwab Small-Cap Fund(R) and Schwab International Index Fund(R), may borrow in aggregate up to $100,000,000, on a temporary basis, to fund redemptions. Amounts borrowed under this arrangement bear interest at periodically negotiated rates and may be collateralized by the assets of the Funds'. The average daily loan balance for the year ended October 31, 1997 in the Schwab Small-Cap Index Fund(R), was $10,137 at a weighted average interest rate of 5.80%. The maximum loan outstanding during the period was $2,600,000 and as of October 31, 1997, there were no outstanding borrowings.

6. SECURITIES LENDING

The Schwab S&P 500 Fund and the Schwab 1000 Fund(R) loaned securities to certain brokers, dealers and other financial institutions who paid the Funds negotiated lenders' fees. The Funds received cash collateral, letters of credit, or U.S. Government securities against the loaned securities in an amount equal to 102% of the market value of the loaned securities at the inception of each loan. The loans will be collateralized at all times in an amount equal to at least 100% of the market value of the securities loaned. At October 31, 1997, the market value of securities loaned by the Schwab S&P 500 Fund was $125,796,000 for which the Fund received collateral of $128,566,000 and the market value of securities loaned by the Schwab 1000 Fund was $488,369,000 for which the Schwab 1000 Fund received collateral of $497,786,000.

--------------------------------------------------------------------------------

7. INVESTMENT TRANSACTIONS

Aggregate purchases and sales of investment securities, other than short-term obligations, (in thousands) for the year ended October 31, 1997 were as follows:

                                       Schwab
                      Schwab S&P        1000         Schwab Small-Cap     Schwab International
                       500 Fund       Fund(R)*        Index Fund(R)          Index Fund(R)
                      ----------     -----------     ----------------     --------------------
Purchases             $1,123,077      $ 162,443          $269,706               $129,292
Sales                 $  23,009       $  11,728          $ 70,162               $299,918

For the Schwab S&P 500 Fund and Schwab 1000 Fund(R), included in the aforementioned purchases of common stock are purchases of Charles Schwab Corp., an affiliated issuer, with a current value as of October 31, 1997, of $2,054,000 and $3,148,000, respectively.*
---------------
 * For the two months ended October 31, 1997.

8. EARLY WITHDRAWAL FEES

The early withdrawal fee are retained by the Funds and are treated as a contribution to capital.

                                             Early withdrawal fees on     Early withdrawal fees
                                               redemption proceeds           as of 10/31/97
                                             ------------------------     ---------------------
Schwab S&P 500 Fund                               N/A                           N/A
Schwab 1000 Fund(R)                                    0.50%**                  $ 104,000
Schwab Small-Cap Index Fund(R)                         0.50%**                  $ 155,000
Schwab International Index Fund(R)                     0.75%**                  $  76,000

---------------
** Attributable to shares purchased and held less than six months.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 1997

9. CAPITAL SHARE TRANSACTIONS

The Funds offers two classes of shares: Investor Shares and Select Shares with an exception to Schwab S&P 500 Fund which offers a third class of shares: e.shares(TM). Shares of each class represent interests in the same portfolio of investments of the Funds. Transactions in capital shares for the year ended October 31, 1997 were as follows (in thousands):

                                                         Schwab S&P 500 Fund
                                         ---------------------------------------------------
                                         Investor                     Select
                                          Shares       e.Shares       Shares        Total
                                         ---------     ---------     --------     ----------
Capital share transactions:
  Proceeds from shares sold              $ 894,864     $ 184,271     $556,939     $1,636,074
  Net asset value of shares issued in
     Reinvestment of dividends               2,235           444            0          2,679
  Less payments for shares redeemed       (345,122)     (116,137)     (73,675)      (534,934)
                                         ---------     ---------     --------     ----------
     Increase in net assets from
       capital share transactions        $ 551,977     $  68,578     $483,264     $1,103,819
                                         =========     =========     ========     ==========
Number of Fund shares:
  Sold                                      68,380        14,545       39,327        122,252
  Reinvested                                   193            38            0            231
  Redeemed                                 (25,827)       (8,636)      (5,116)       (39,579)
                                         ---------     ---------     --------     ----------
     Net increase in shares outstanding     42,746         5,947       34,211         82,904
                                         =========     =========     ========     ==========

--------------------------------------------------------------------------------

                                                              Schwab 1000 Fund(R)*
                                                      ------------------------------------
                                                      Investor       Select
                                                       Shares        Shares        Total
                                                      ---------     --------     ---------
Capital share transactions:
  Proceeds from shares sold                           $ 185,514     $ 85,228     $ 270,742
  Net asset value of shares issued in reinvestment
     of dividends                                             0            0             0
  Early redemption fees                                      79           25           104
  Less payments for shares redeemed                    (118,834)     (10,522)     (129,356)
                                                      ---------     --------     ---------
     Increase in net assets from capital share
       transactions                                   $  66,759     $ 74,731     $ 141,490
                                                      =========     ========     =========
Number of Fund shares:
  Sold                                                    7,163        3,281        10,444
  Reinvested                                                  0            0             0
  Redeemed                                               (4,583)        (407)       (4,990)
                                                      ---------     --------     ---------
     Net increase in shares outstanding                   2,580        2,874         5,454
                                                      =========     ========     =========

                                                           Schwab Small-Cap Index Fund
                                                       -----------------------------------
                                                       Investor      Select
                                                        Shares       Shares        Total
                                                       ---------     -------     ---------
Capital share transactions:
  Proceeds from shares sold                            $ 230,031     $84,300     $ 314,331
  Net asset value of shares issued in reinvestment of
     dividends                                               901          --           901
  Early redemption fees                                      130          25           155
  Less payments for shares redeemed                     (108,657)     (7,620)     (116,277)
                                                       ---------     --------    ---------
     Increase in net assets from capital share
       transactions                                    $ 122,405     $76,705     $ 199,110
                                                       =========     ========    =========
Number of Fund shares:
  Sold                                                    14,644       5,002        19,646
  Reinvested                                                  64          --            64
  Redeemed                                                (6,952)       (428)       (7,380)
                                                       ---------     --------    ---------
     Net increase in shares outstanding                    7,756       4,574        12,330
                                                       =========     ========    =========

---------------
* For the two months ended October 31, 1997.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 1997

                                                       Schwab International Index Fund(R)
                                                       -----------------------------------
                                                       Investor      Select
                                                        Shares       Shares        Total
                                                       ---------     -------     ---------
Capital share transactions:
  Proceeds from shares sold                            $ 142,487     $56,809     $ 199,296
  Net asset value of shares issued in reinvestment of
     dividends                                             3,084          --         3,084
  Early redemption fees                                       60          16            76
  Less payments for shares redeemed                     (100,709)     (4,039)     (104,748)
                                                       ---------     --------    ---------
     Increase in net assets from capital share
       transactions                                    $  44,922     $52,786     $  97,708
                                                       =========     ========    =========
Number of Fund shares:
  Sold                                                    11,009       4,006        15,015
  Reinvested                                                 250          --           250
  Redeemed                                                (7,556)       (287)       (7,843)
                                                       ---------     --------    ---------
     Net increase in shares outstanding                    3,703       3,719         7,422
                                                       =========     ========    =========

--------------------------------------------------------------------------------

To the Trustees and Shareholders of
Schwab S&P 500 Fund, Schwab 1000 Fund(R),
Schwab Small Cap Index Fund(R), and
Schwab International Index Fund(R)

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab S&P 500 Fund, Schwab Small-Cap Index Fund, and Schwab International Index Fund, (three series constituting part of Schwab Capital Trust) and Schwab 1000 Fund (one series constituting part of Schwab Investments, hereafter collectively referred to as the "Trusts"), at October 31, 1997, the results of each of their operations for the year then ended, and the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trusts' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1997 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
San Francisco, California
December 5, 1997

              THIS SPACE RESERVED FOR YOUR COMMENTS AND QUESTIONS. A SCHWAB REPRESENTATIVE WILL BE HAPPY TO ASSIST YOU.

              THIS SPACE RESERVED FOR YOUR COMMENTS AND QUESTIONS. A SCHWAB REPRESENTATIVE WILL BE HAPPY TO ASSIST YOU.

              THIS SPACE RESERVED FOR YOUR COMMENTS AND QUESTIONS. A SCHWAB REPRESENTATIVE WILL BE HAPPY TO ASSIST YOU.

                             SCHWABFUNDS FAMILY(R)

The SchwabFunds Family includes a variety of funds to help meet your investment needs. You can diversify your portfolio in a single step with our asset allocation funds. Or you can customize your portfolio with a combination of our stock funds as well as our taxable and tax-advantaged bond and money funds.

                         SCHWAB ASSET ALLOCATION FUNDS

                  Schwab Asset Director(R) - High Growth Fund
                  Schwab Asset Director - Balanced Growth Fund
                Schwab Asset Director - Conservative Growth Fund Schwab OneSource Portfolios - Growth Allocation
               Schwab OneSource Portfolios - Balanced Allocation

                               SCHWAB STOCK FUNDS

                              Schwab 1000 Fund(R)
                              Schwab S&P 500 Fund
                            Schwab Analytics Fund(R)
                         Schwab Small-Cap Index Fund(R)
                  Schwab OneSource Portfolios - Small Company
                       Schwab International Index Fund(R)
                  Schwab OneSource Portfolios - International

                               SCHWAB BOND FUNDS

    Schwab Bond Index Funds - Total and Short-Term Bond Market Index Funds*
         Schwab Tax-Free Bond Funds - Long-Term and Short/Intermediate Schwab California Tax-Free Bond Funds - Long-Term and Short/Intermediate

                           SCHWAB MONEY MARKET FUNDS

Schwab offers an array of money market funds+ that seek high current income with safety and liquidity. Choose from taxable or tax-advantaged alternatives. Many can be linked to your Schwab account to "sweep" cash balances automatically when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments(R).

Pleased call 1-800-435-4000 for a free prospectus and brochure for any of the SchwabFunds(R).

Each prospectus provides more complete information, including fees and expenses. Please read it carefully before investing.

This report must be preceded or accompanied by a current prospectus.

* Formerly known as the Schwab Government Bond Funds - Long-Term and Short/Intermediate
+ Investments in money market funds are neither insured nor guaranteed by the U.S. Government, and there is no assurance that the funds will be able to maintain a stable share price of $1.

SCHWABFUNDS FAMILY(R)                             ------------------
101 Montgomery Street                                 BULK RATE
San Francisco, California 94104                      U.S. POSTAGE
                                                         PAID
                                                    CHARLES SCHWAB
                                                  ------------------

INVESTMENT ADVISOR
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104

DISTRIBUTOR
Charles Schwab & Co., Inc.
101 Montgomery Street, San Francisco, CA 94104

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(C)1997 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC/NYSE.

Printed on recycled paper. CRS 20204 TF5268R(12/97)